UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2015

DATE OF REPORTING PERIOD: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (92.9%)
		Consumer Discretionary (18.7%)
126,000		Amazon.com, Inc.#	$44,670,780
806,000		D.R. Horton, Inc.	19,763,120
435,100		Deckers Outdoor Corp.#^	28,738,355
461,000		Dollar General Corp.#	30,914,660
464,100		Home Depot, Inc.	48,461,322
501,000		Las Vegas Sands Corp.	27,239,370
1,134,000		Lions Gate Entertainment Corp.^	32,579,820
665,185		LKQ Corp.#	17,168,425
149,000	ZAR	Naspers, Ltd. - Class N	21,495,024
263,055		Nike, Inc. - Class B	24,266,824
215,000	DKK	Pandora, A/S	15,369,829
133,030		Polaris Industries, Inc.^	19,234,808
59,513		Priceline Group, Inc.#	60,077,183
269,000		PVH Corp.	29,659,940
235,000		Restoration Hardware Holdings, Inc.#^	20,569,550
743,000		Starbucks Corp.	65,034,790
402,000		Walt Disney Company^	36,565,920
896,000		Wendy’s Company	9,443,840
102,000		Whirlpool Corp.	20,306,160
255,050		Williams-Sonoma, Inc.	19,957,662

			591,517,382

		Consumer Staples (5.0%)
570,115		Coca-Cola Company	23,471,634
114,000		Costco Wholesale Corp.	16,300,860
600,115		Lorillard, Inc.	39,373,545
1,066,190		Mondelez International, Inc. - Class A	37,572,536
393,000		Walgreens Boots Alliance, Inc.	28,983,750
413,160		WhiteWave Foods Company - Class A#	13,621,885

			159,324,210

		Energy (4.4%)
364,060		Antero Resources Corp.#^	12,614,679
868,000		Continental Resources, Inc.#^	39,407,200
363,065		EOG Resources, Inc.	32,323,677
655,135		Schlumberger, Ltd.	53,976,573

			138,322,129

		Financials (7.2%)
438,080		Arthur J. Gallagher & Company	19,463,894
662,000		Blackstone Group, LP	24,719,080
664,000		Citigroup, Inc.	31,174,800
400,055		JPMorgan Chase & Company	21,754,991
467,000		Realogy Holdings Corp.#	21,715,500
284,075		State Street Corp.	20,314,203

NUMBER OF SHARES		VALUE

364,055	SVB Financial Group#	$41,101,810
741,135	Wells Fargo & Company	38,479,729
491,000	WisdomTree Investments, Inc.^	8,553,220

		227,277,227

	Health Care (14.9%)
139,000	Acadia Healthcare Company, Inc.#	8,027,250
102,715	Biogen Idec, Inc.#	39,972,570
424,000	Celgene Corp.#^	50,523,840
387,000	Cepheid#	21,869,370
1,767,000	Cerner Corp.#	117,240,450
255,000	Gilead Sciences, Inc.#	26,731,650
161,000	Illumina, Inc.#	31,425,590
438,000	Insulet Corp.#	12,872,820
321,000	Laboratory Corp. of America Holdings#	36,844,380
316,000	PAREXEL International Corp.#	19,263,360
227,403	Perrigo Company, PLC	34,506,131
318,000	Stryker Corp.	28,953,900
303,000	Wright Medical Group, Inc.#^	7,396,230
311,000	Zimmer Holdings, Inc.	34,863,100

		470,490,641

	Industrials (10.9%)
313,045	B/E Aerospace, Inc.#	18,259,915
158,025	Boeing Company	22,972,094
99,000	Cummins, Inc.	13,806,540
744,000	Delta Air Lines, Inc.	35,198,640
502,000	Eaton Corp., PLC	31,671,180
958,160	Fortune Brands Home & Security, Inc.	42,915,986
510,070	Jacobs Engineering Group, Inc.#	19,433,667
155,045	Proto Labs, Inc.#^	9,983,348
338,050	Rockwell Automation, Inc.	36,820,406
484,140	Spirit Airlines, Inc.#	35,894,140
282,000	United Parcel Service, Inc. - Class B	27,872,880
291,000	United Technologies Corp.	33,400,980
225,000	WESCO International, Inc.#^	15,021,000

		343,250,776

	Information Technology (31.3%)
2,420,000	Apple, Inc.	283,527,200
1,065,000	Cognizant Technology Solutions Corp. - Class A#	57,648,450
766,130	eBay, Inc.#	40,604,890
1,432,000	Facebook, Inc. - Class A#	108,703,120
172,630	Google, Inc. - Class A#	92,797,256
161,600	Google, Inc. - Class C#	86,378,432
633,000	InterXion Holding, NV#	17,274,570

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

863,000		InvenSense, Inc.#^	$12,746,510
183,100		LinkedIn Corp. - Class A#	41,149,894
828,000		MasterCard, Inc. - Class A	67,920,840
1,361,000	TWD	MediaTek, Inc.	20,694,334
1,426,000		Microsoft Corp.	57,610,400
164,935		Palo Alto Networks, Inc.#^	20,846,135
322,000		QUALCOMM, Inc.	20,112,120
300,000		Salesforce.com, Inc.#	16,935,000
265,065		ServiceNow, Inc.#	19,323,239
165,000		Solarwinds, Inc.#	7,944,750
1,109,000	HKD	Tencent Holdings, Ltd.	18,705,011

			990,922,151

		Materials (0.5%)
242,040		Eastman Chemical Company^	17,158,216

		TOTAL COMMON STOCKS (Cost $2,097,942,679)	2,938,262,732

SHORT TERM INVESTMENT (6.1%)
191,965,340		Fidelity Prime Money Market Fund - Institutional Class (Cost $191,965,340)	191,965,340

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (5.4%)
		Federal Home Loan Bank Discount Notes
14,321,860		0.000%, 02/27/15	$14,321,860
14,321,816		0.000%, 03/02/15	14,321,816
14,321,774		0.000%, 02/23/15	14,321,774
14,321,761		0.000%, 02/06/15	14,321,761
14,321,697		0.000%, 02/26/15	14,321,697
10,599,634		0.000%, 02/10/15	10,599,634
8,520,761		0.000%, 03/26/15	8,520,761
4,930,579		0.000%, 03/30/15	4,930,579
		United States Treasury Bill
4,297,237		0.000%, 02/12/15	4,297,237
2,864,803		0.000%, 02/26/15	2,864,803
23,603,892		Fidelity Prime Money Market Fund - Institutional Class	23,603,892
22,918,605		Goldman Sachs Financial Square Fund	22,918,605
22,918,605		Morgan Stanley Institutional Liquidity Fund	22,918,605

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $172,263,024)	172,263,024

NUMBER OF SHARES/ PRINCIPAL AMOUNT	VALUE

TOTAL INVESTMENTS (104.4%) (Cost $2,462,171,043)	$3,302,491,096

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.4%)	(172,263,024)

OTHER ASSETS, LESS LIABILITIES (1.0%)	32,831,587

NET ASSETS (100.0%)	$3,163,059,659

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Danish Krone	04/22/15	95,711,000	$14,570,040	$317,708
State Street Bank and Trust	Hong Kong Dollar	04/22/15	132,423,000	17,081,108	1,428
UBS AG	Hong Kong Dollar	04/22/15	9,990,000	1,288,600	(80)
Northern Trust Company	New Taiwan Dollar	04/22/15	639,655,000	20,304,431	28,582
State Street Bank and Trust	South African Rand	04/22/15	234,197,000	19,865,310	81,130

					$428,768

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

DKK	Danish Krone
HKD	Hong Kong Dollar
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.2%)
	Consumer Discretionary (9.5%)
28,190	CBS Corp. - Class B	$1,545,094
24,500	Delphi Automotive, PLC	1,683,885
13,375	Home Depot, Inc.	1,396,618
12,400	Target Corp.	912,764
25,700	Walt Disney Company	2,337,672

		7,876,033

	Consumer Staples (6.3%)
13,300	Energizer Holdings, Inc.	1,702,533
10,800	Sanderson Farms, Inc.^	863,568
36,475	Walgreens Boots Alliance, Inc.	2,690,031

		5,256,132

	Energy (12.6%)
18,370	Chevron Corp.	1,883,476
40,700	Enterprise Products Partners, LP	1,401,708
31,600	Exxon Mobil Corp.	2,762,472
36,000	Kinder Morgan, Inc.	1,477,800
61,800	Plains GP Holdings, LP - Class A^	1,611,744
30,085	Williams Companies, Inc.	1,319,528

		10,456,728

	Financials (26.1%)
124,000	American Homes 4 Rent	2,069,560
27,865	American International Group, Inc.	1,361,763
8,771	Berkshire Hathaway, Inc. - Class B#	1,262,235
25,400	Blackstone Group, LP	948,436
16,200	Charles Schwab Corp.	420,876
33,230	Citigroup, Inc.	1,560,148
30,325	Columbia Banking System, Inc.	771,165
9,355	Goldman Sachs Group, Inc.	1,612,895
44,555	JPMorgan Chase & Company	2,422,901
29,560	Morgan Stanley	999,424
53,632	National Bank Holdings Corp.	989,510
42,000	Oaktree Capital Group, LLC^	2,326,800
31,235	PacWest Bancorp	1,335,452
88,990	Umpqua Holdings Corp.	1,380,235
42,350	Wells Fargo & Company	2,198,812

		21,660,212

	Health Care (17.7%)
8,700	AbbVie, Inc.	525,045
8,700	Bristol-Myers Squibb Company	524,349
40,300	Charles River Laboratories International, Inc.#~	2,794,805
7,900	Gilead Sciences, Inc.#	828,157
27,400	Johnson & Johnson	2,743,836

NUMBER OF SHARES		VALUE

40,525	Merck & Company, Inc.	$2,442,847
75,721	Pfizer, Inc.	2,366,281
47,585	Team Health Holdings, Inc.#	2,460,145

		14,685,465

	Industrials (10.4%)
16,900	Boeing Company	2,456,753
91,545	General Electric Company	2,187,010
30,735	Raytheon Company	3,075,037
7,725	Union Pacific Corp.	905,447

		8,624,247

	Information Technology (15.6%)
29,100	Apple, Inc.	3,409,356
11,300	Facebook, Inc. - Class A#	857,783
6,475	Google, Inc. - Class C#~	3,461,017
30,885	Intel Corp.	1,020,441
5,710	International Business Machines Corp.	875,400
47,900	Microsoft Corp.	1,935,160
12,450	QUALCOMM, Inc.	777,627
26,100	Symantec Corp.	646,497

		12,983,281

	TOTAL COMMON STOCKS (Cost $76,598,730)	81,542,098

WARRANT (0.6%) #
	Financials (0.6%)
175,000	Zions Bancorporation 05/22/20, Strike $36.000 (Cost $1,132,678)	498,750

SHORT TERM INVESTMENT (1.7%)
1,455,182	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,455,182)	1,455,182

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (5.9%)
	Federal Home Loan Bank Discount Notes
406,567	0.000%, 02/27/15	406,567
406,565	0.000%, 03/02/15	406,565
406,564	0.000%, 02/06/15	406,564
406,564	0.000%, 02/23/15	406,564
406,562	0.000%, 02/26/15	406,562
300,901	0.000%, 02/10/15	300,901
241,886	0.000%, 03/26/15	241,886
139,968	0.000%, 03/30/15	139,968

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

	United States Treasury Bill
121,989	0.000%, 02/12/15	$121,989
81,326	0.000%, 02/26/15	81,326
670,063	Fidelity Prime Money Market Fund-Institutional Class	670,063
650,609	Goldman Sachs Financial Square Fund	650,609
650,610	Morgan Stanley Institutional Liquidity Fund	650,610

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $4,890,174)	4,890,174

TOTAL INVESTMENTS (106.4%) (Cost $84,076,764)		88,386,204

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.9%)		(4,890,174)

LIABILITIES, LESS OTHER ASSETS (-0.5%)		(426,924)

NET ASSETS (100.0%)		$83,069,106

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is
$494,489.

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.8%)
	Consumer Discretionary (20.2%)
23,100	Comcast Corp. - Class A	$1,227,650
54,200	D.R. Horton, Inc.	1,328,984
15,540	Deckers Outdoor Corp.#	1,026,417
14,000	Home Depot, Inc.	1,461,880
16,500	Nike, Inc. - Class B	1,522,125
1,145	Priceline Group, Inc.#	1,155,855
16,565	Restoration Hardware Holdings, Inc.#~	1,449,934
24,900	Starbucks Corp.	2,179,497
16,215	Walt Disney Company~^	1,474,916

		12,827,258

	Consumer Staples (6.4%)
6,200	Keurig Green Mountain, Inc.	759,872
31,200	Lorillard, Inc.	2,047,032
37,700	WhiteWave Foods Company - Class A#	1,242,969

		4,049,873

	Energy (2.5%)
18,700	Schlumberger, Ltd.	1,540,693

	Financials (10.8%)
29,500	Blackstone Group, LP	1,101,530
32,415	Charles Schwab Corp.	842,141
18,105	Citigroup, Inc.	850,030
12,500	Oaktree Capital Group, LLC^	692,500
80,800	Och-Ziff Capital Management Group, LLC - Class A	896,072
11,600	SVB Financial Group#	1,309,640
67,195	WisdomTree Investments, Inc.^	1,170,537

		6,862,450

	Health Care (15.7%)
35,300	Cerner Corp.#	2,342,155
10,900	Gilead Sciences, Inc.#	1,142,647
7,750	Illumina, Inc.#	1,512,723
45,700	Insulet Corp.#	1,343,123
11,400	Laboratory Corp. of America Holdings#	1,308,492
6,250	Perrigo Company, PLC	948,375
12,300	Zimmer Holdings, Inc.	1,378,830

		9,976,345

	Industrials (10.8%)
11,700	Cummins, Inc.~	1,631,682
26,200	Delta Air Lines, Inc.	1,239,522
21,700	Eaton Corp., PLC	1,369,053
13,980	Spirit Airlines, Inc.#	1,036,477

NUMBER OF SHARES		VALUE

16,055	United Parcel Service, Inc. - Class B~	$1,586,876

		6,863,610

	Information Technology (31.4%)
55,900	Apple, Inc.~	6,549,244
32,225	Facebook, Inc. - Class A#~	2,446,200
2,425	Google, Inc. - Class A#~	1,303,559
2,440	Google, Inc. - Class C#	1,304,229
12,000	MasterCard, Inc. - Class A	984,360
40,500	Microsoft Corp.	1,636,200
18,200	ServiceNow, Inc.#	1,326,780
141,860	Tencent Holdings, Ltd.~	2,386,085
4,000	Visa, Inc. - Class A	1,019,640
22,200	Yahoo!, Inc.#	976,578

		19,932,875

	TOTAL COMMON STOCKS (Cost $51,797,677)	62,053,104

SHORT TERM INVESTMENT (3.3%)
2,121,380	Fidelity Prime Money Market Fund - Institutional Class (Cost $2,121,380)	2,121,380

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (3.1%)
	Federal Home Loan Bank Discount Notes
163,206	0.000%, 02/27/15	163,206
163,205	0.000%, 03/02/15	163,205
163,205	0.000%, 02/23/15	163,205
163,204	0.000%, 02/06/15	163,204
163,204	0.000%, 02/26/15	163,204
120,789	0.000%, 02/10/15	120,789
97,099	0.000%, 03/26/15	97,099
56,187	0.000%, 03/30/15	56,187
	United States Treasury Bill
48,969	0.000%, 02/12/15	48,969
32,646	0.000%, 02/26/15	32,646
268,979	Fidelity Prime Money Market Fund - Institutional Class	268,979
261,170	Goldman Sachs Financial Square Fund	261,170
261,170	Morgan Stanley Institutional Liquidity Fund	261,170

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT	VALUE

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $1,963,033)	$1,963,033

TOTAL INVESTMENTS (104.2%) (Cost $55,882,090)	66,137,517

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.1%)	(1,963,033)

LIABILITIES, LESS OTHER ASSETS (-1.1%)	(710,448)

NET ASSETS (100.0%)	$63,464,036

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Hong Kong Dollar	04/22/15	$16,957,000	$2,187,266	$183
UBS AG	Hong Kong Dollar	04/22/15	1,274,000	164,332	(10)

					$173

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $562,281.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (91.4%)
	Consumer Discretionary (18.3%)
11,900	AMC Networks, Inc. - Class A#	$793,730
44,800	Belmond, Ltd.#	492,352
10,600	D.R. Horton, Inc.	259,912
2,600	Deckers Outdoor Corp.#	171,730
6,400	Dick’s Sporting Goods, Inc.	330,560
12,400	Gentherm, Inc.#	456,072
10,000	HomeAway, Inc.#	254,900
23,100	Homeinns Hotel Group#	575,421
10,375	IMAX Corp.#^	345,799
15,500	Kirkland’s, Inc.#	360,685
16,000	Lions Gate Entertainment Corp.	459,680
41,800	LKQ Corp.#	1,078,858
11,300	Monro Muffler Brake, Inc.	645,682
5,100	Red Robin Gourmet Burgers, Inc.#	395,250
18,300	Sotheby’s	778,665
13,800	Vitamin Shoppe, Inc.#	583,326
25,200	Wendy’s Company	265,608

		8,248,230

	Consumer Staples (1.5%)
36,700	Dean Foods Company	665,004

	Energy (3.9%)
24,600	C&J Energy Services, Inc.#	253,380
12,200	Carrizo Oil & Gas, Inc.#	550,220
6,200	Diamondback Energy, Inc.#	427,738
4,000	Dril-Quip, Inc.#	296,920
9,900	US Silica Holdings, Inc.^	249,480

		1,777,738

	Financials (4.3%)
11,100	Evercore Partners, Inc. - Class A	531,357
6,200	PRA Group, Inc.#	307,024
12,600	PrivateBancorp, Inc.	382,284
6,300	SVB Financial Group#	711,270

		1,931,935

	Health Care (19.0%)
19,800	Acadia Healthcare Company, Inc.#	1,143,450
14,700	Air Methods Corp.#	610,785
6,400	Alkermes, PLC#	462,400
27,700	Allscripts Healthcare Solutions, Inc.#	329,907
11,500	Community Health Systems, Inc.#	541,305
50,900	Endologix, Inc.#	709,037
20,800	Envision Healthcare Holdings, Inc.#	715,104

NUMBER OF SHARES		VALUE

26,800	Globus Medical, Inc. - Class A#	$631,944
13,608	Insulet Corp.#	399,939
3,600	Isis Pharmaceuticals, Inc.#^	246,636
2,900	Jazz Pharmaceuticals, PLC#	491,086
8,500	PAREXEL International Corp.#	518,160
4,900	Phibro Animal Health Corp.	133,917
11,200	Spectranetics Corp.#	366,352
68,200	Staar Surgical Company#	409,200
8,300	STERIS Corp.^	541,326
13,000	Wright Medical Group, Inc.#	317,330

		8,567,878

	Industrials (17.0%)
10,200	A. O. Smith Corp.	605,982
9,400	Armstrong World Industries, Inc.#	476,580
22,000	DigitalGlobe, Inc.#	591,580
9,100	Huron Consulting Group, Inc.#	684,502
30,800	JetBlue Airways Corp.#^	517,132
6,100	Manpowergroup, Inc.	444,568
5,600	Middleby Corp.#	532,112
9,100	Power Solutions International, Inc.#	402,402
25,600	Quanta Services, Inc.#	677,888
29,400	Roadrunner Transportation Systems, Inc.#	597,408
7,900	Spirit Airlines, Inc.#	585,706
24,300	TrueBlue, Inc.#	536,058
14,500	US Ecology, Inc.	601,170
4,200	WABCO Holdings, Inc.#	399,714

		7,652,802

	Information Technology (24.8%)
12,000	Booz Allen Hamilton Holding Corp.	349,320
44,200	Calix, Inc.#	424,320
1,713	Equinix, Inc.#	371,481
27,500	GTT Communications, Inc.#	316,525
11,500	Guidewire Software, Inc.#	576,150
19,900	Hollysys Automation Technologies, Ltd.#	501,281
7,800	Imperva, Inc.#	325,728
46,000	Internap Network Services Corp.#	387,320
40,300	InterXion Holding, NV#	1,099,787
24,200	InvenSense, Inc.#^	357,434
12,500	LogMeIn, Inc.#	594,375
51,400	MaxLinear, Inc. - Class A#	413,770
8,200	Mellanox Technologies, Ltd.#	360,964
1,700	MicroStrategy, Inc. - Class A#	274,720
10,100	NICE-Systems, Ltd.	494,395

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

18,700	Progress Software Corp.#	$468,435
10,325	Proofpoint, Inc.#	516,250
23,600	Sabre Corp.	482,148
4,500	Ultimate Software Group, Inc.#	666,045
22,000	Vantiv, Inc. - Class A#	756,580
11,550	VeriFone Systems, Inc.#	362,554
10,600	Verint Systems, Inc.#	565,828
13,400	Virtusa Corp.#	501,964

		11,167,374

	Materials (2.6%)
46,500	Horsehead Holding Corp.#^	624,960
15,100	PolyOne Corp.	537,409

		1,162,369

	TOTAL COMMON STOCKS (Cost $41,346,960)	41,173,330

SHORT TERM INVESTMENT (9.6%)
4,315,692	Fidelity Prime Money Market Fund - Institutional Class (Cost $4,315,692)	4,315,692

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (4.9%)
	Federal Home Loan Bank Discount Notes
183,007	0.000%, 02/27/15	183,007
183,006	0.000%, 03/02/15	183,006
183,005	0.000%, 02/06/15	183,005
183,005	0.000%, 02/23/15	183,005
183,005	0.000%, 02/26/15	183,005
135,443	0.000%, 02/10/15	135,443
108,879	0.000%, 03/26/15	108,879
63,004	0.000%, 03/30/15	63,004
	United States Treasury Bill
54,911	0.000%, 02/12/15	54,911
36,607	0.000%, 02/26/15	36,607
301,614	Fidelity Prime Money Market Fund - Institutional Class	301,614
292,857	Goldman Sachs Financial Square Fund	292,857

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

292,857	Morgan Stanley Institutional Liquidity Fund	$292,857

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $2,201,200)	2,201,200

TOTAL INVESTMENTS (105.9%) (Cost $47,863,852)		47,690,222

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.9%)		(2,201,200)

LIABILITIES, LESS OTHER ASSETS (-1.0%)		(468,357)

NET ASSETS (100.0%)		$45,020,665

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (89.7%)
	Consumer Discretionary (8.9%)
4,970	Home Depot, Inc.	$518,968
17,300	Lamar Advertising Company	969,146
9,470	Omnicom Group, Inc.	689,416
10,120	Target Corp.	744,933

		2,922,463

	Consumer Staples (8.7%)
10,615	Imperial Tobacco Group, PLC	991,653
5,385	Philip Morris International, Inc.	432,093
4,150	Sanderson Farms, Inc.^	331,834
15,015	Walgreens Boots Alliance, Inc.	1,107,356

		2,862,936

	Energy (11.5%)
3,940	Chevron Corp.	403,968
21,480	Enterprise Products Partners, LP	739,771
8,495	Exxon Mobil Corp.	742,633
18,140	Kinder Morgan, Inc.~	744,647
11,510	Plains All American Pipeline, LP	570,781
12,585	Williams Companies, Inc.	551,978

		3,753,778

	Financials (29.5%)
54,110	American Homes 4 Rent	903,096
14,700	Blackstone Group, LP	548,898
5,715	Citigroup, Inc.	268,319
41,730	Colony Financial, Inc.	1,045,337
11,115	Columbia Banking System, Inc.	282,655
10,780	JPMorgan Chase & Company	586,216
82,475	Medical Properties Trust, Inc.	1,267,641
57,544	NorthStar Realty Finance Corp.	1,088,157
22,580	Oaktree Capital Group, LLC^	1,250,932
11,775	PacWest Bancorp	503,440
38,000	Senior Housing Properties Trust	885,020
43,785	Umpqua Holdings Corp.	679,105
7,261	Wells Fargo & Company~	376,991

		9,685,807

	Health Care (10.2%)
3,200	AbbVie, Inc.	193,120
3,200	Bristol-Myers Squibb Company	192,864
2,900	Gilead Sciences, Inc.#	304,007
9,640	Johnson & Johnson~	965,350
14,765	Merck & Company, Inc.	890,034

NUMBER OF SHARES		VALUE

25,294	Pfizer, Inc.	$790,437

		3,335,812

	Industrials (5.6%)
2,600	Boeing Company	377,962
18,665	General Electric Company	445,907
6,575	Raytheon Company	657,828
2,980	Union Pacific Corp.	349,286

		1,830,983

	Information Technology (12.8%)
10,810	Apple, Inc.	1,266,500
1,000	Google, Inc. - Class C#	534,520
12,830	Intel Corp.	423,903
1,695	International Business Machines Corp.	259,860
22,495	Microsoft Corp.	908,798
6,000	Oracle Corp.	251,340
4,620	QUALCOMM, Inc.	288,565
10,000	Symantec Corp.	247,700

		4,181,186

	Telecommunication Services (2.5%)
18,284	Verizon Communications, Inc.	835,762

	TOTAL COMMON STOCKS (Cost $27,904,875)	29,408,727

WARRANT (0.5%) #
	Financials (0.5%)
57,200	Zions Bancorporation 05/22/20, Strike $36.340 (Cost $370,247)	163,020

SHORT TERM INVESTMENT (8.9%)
2,905,042	Fidelity Prime Money Market Fund - Institutional Class (Cost $2,905,042)	2,905,042

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (4.9%)
	Federal Home Loan Bank Discount Notes
134,482	0.000%, 03/02/15	134,482
134,482	0.000%, 02/27/15	134,482
134,481	0.000%, 02/06/15	134,481
134,481	0.000%, 02/23/15	134,481
134,481	0.000%, 02/26/15	134,481
99,531	0.000%, 02/10/15	99,531

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

80,010	0.000%, 03/26/15	$80,010
46,298	0.000%, 03/30/15	46,298
	United States Treasury Bill
40,351	0.000%, 02/12/15	40,351
26,901	0.000%, 02/26/15	26,901
221,640	Fidelity Prime Money Market Fund - Institutional Class	221,640
215,206	Goldman Sachs Financial Square Fund	215,206
215,206	Morgan Stanley Institutional Liquidity Fund	215,206

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $1,617,550)	1,617,550

TOTAL INVESTMENTS (104.0%) (Cost $32,797,714)		34,094,339

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.9%)		(1,617,550)

OTHER ASSETS, LESS LIABILITIES (0.9%)		306,859

NET ASSETS (100.0%)		$32,783,648

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $239,159.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (92.0%)
		Consumer Discretionary (18.3%)
700		AutoZone, Inc.#	$417,872
10,900		D.R. Horton, Inc.	267,268
13,200		Dave & Buster’s Entertainment, Inc.#	379,368
15,800		Deckers Outdoor Corp.#	1,043,590
3,800		Delphi Automotive, PLC	261,174
6,500		Dollar General Corp.#	435,890
11,300		IMAX Corp.#^	376,629
17,400		Lions Gate Entertainment Corp.	499,902
26,500		LKQ Corp.#	683,965
2,300		Mohawk Industries, Inc.#	379,592
3,700	DKK	Pandora, A/S	264,504
4,400		PVH Corp.	485,144
10,600		Restoration Hardware Holdings, Inc.#	927,818
24,600		Wendy’s Company	259,284
2,750		Whirlpool Corp.	547,470
10,700		Williams-Sonoma, Inc.	837,275

			8,066,745

		Consumer Staples (3.5%)
18,700		Dean Foods Company	338,844
5,500		Kroger Company	379,775
18,500		Smart & Final Stores, Inc.#	277,500
17,100		WhiteWave Foods Company - Class A#	563,787

			1,559,906

		Energy (4.2%)
7,500		Antero Resources Corp.#^	259,875
11,300		Bonanza Creek Energy, Inc.#	294,704
13,100		C&J Energy Services, Inc.#	134,930
2,000		Cimarex Energy Company	206,400
10,200		Continental Resources, Inc.#	463,080
2,700		Dril-Quip, Inc.#	200,421
12,700		Oasis Petroleum, Inc.#^	170,688
9,700		Sanchez Energy Corp.#^	108,058

			1,838,156

		Financials (9.5%)
1,200		Affiliated Managers Group, Inc.#	246,624
10,400		Arthur J. Gallagher & Company	462,072
7,000		Blackstone Group, LP	261,380
53,000		MGIC Investment Corp.#	451,560
29,233		Och-Ziff Capital Management Group, LLC - Class A	324,194
9,400		Realogy Holdings Corp.#	437,100
6,900		State Street Corp.	493,419
8,750		SVB Financial Group#	987,875
4,100		T. Rowe Price Group, Inc.	322,752
12,200		WisdomTree Investments, Inc.	212,524

			4,199,500

		Health Care (18.3%)
5,700		Acadia Healthcare Company, Inc.#	329,175
6,300		Align Technology, Inc.#	334,215
6,150		Cepheid#	347,537
23,000		Cerner Corp.#	1,526,050
17,500		Foundation Medicine, Inc.#	834,050

NUMBER OF SHARES			VALUE

4,425		Illumina, Inc.#	$863,716
20,800		Insulet Corp.#	611,312
4,400		Laboratory Corp. of America Holdings#	505,032
6,500		PAREXEL International Corp.#	396,240
3,110		Perrigo Company, PLC	471,911
5,700		Stryker Corp.	518,985
12,700		Wright Medical Group, Inc.#	310,007
19,500		XenoPort, Inc.#	162,435
7,725		Zimmer Holdings, Inc.	865,972

			8,076,637

		Industrials (13.5%)
8,100		B/E Aerospace, Inc.#	472,473
3,500		Cummins, Inc.	488,110
9,500		Delta Air Lines, Inc.	449,445
16,745		DigitalGlobe, Inc.#	450,273
16,500		Fortune Brands Home & Security, Inc.	739,035
5,100		Huron Consulting Group, Inc.#	383,622
11,700		Jacobs Engineering Group, Inc.#	445,770
8,200		Manpowergroup, Inc.	597,616
2,750		Proto Labs, Inc.#	177,073
4,700		Rockwell Automation, Inc.	511,924
9,800		Spirit Airlines, Inc.#	726,572
7,250		WESCO International, Inc.#	484,010

			5,925,923

		Information Technology (21.5%)
16,500		Cognizant Technology Solutions Corp. - Class A#	893,145
1,500	CAD	Constellation Software, Inc.	415,625
8,550		Guidewire Software, Inc.#	428,355
24,000		Hollysys Automation Technologies, Ltd.#	604,560
21,700		InterXion Holding, NV#	592,193
5,800		Intuit, Inc.	503,556
34,000		InvenSense, Inc.#^	502,180
4,810		LinkedIn Corp. - Class A#	1,080,999
35,000	TWD	MediaTek, Inc.	532,184
11,900		Mellanox Technologies, Ltd.#	523,838
38,900		ON Semiconductor Corp.#	389,389
3,500		Palo Alto Networks, Inc.#	442,365
16,600		Sabre Corp.	339,138
8,900		ServiceNow, Inc.#	648,810
6,650		Solarwinds, Inc.#	320,198
5,600		Synaptics, Inc.#	430,136
18,900		Teradyne, Inc.	342,090
13,500		Vantiv, Inc. - Class A#	464,265

			9,453,026

		Materials (3.2%)
5,750		Eastman Chemical Company	407,617
7,800		KapStone Paper and Packaging Corp.	232,986
5,000		Packaging Corp. of America	379,250
7,200		RTI International Metals, Inc.#	160,560
8,700		US Silica Holdings, Inc.^	219,240

			1,399,653

		TOTAL COMMON STOCKS (Cost $39,021,081)	40,519,546

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (7.9%)
3,462,544	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,462,544)	$3,462,544

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (3.5%)
	Federal Home Loan Bank Discount Notes
125,693	0.000%, 03/02/15	125,693
125,693	0.000%, 02/27/15	125,693
125,692	0.000%, 02/06/15	125,692
125,692	0.000%, 02/23/15	125,692
125,691	0.000%, 02/26/15	125,691
93,026	0.000%, 02/10/15	93,026
74,781	0.000%, 03/26/15	74,781
43,272	0.000%, 03/30/15	43,272
	United States Treasury Bill
37,714	0.000%, 02/12/15	37,714
25,142	0.000%, 02/26/15	25,142
207,155	Fidelity Prime Money Market Fund - Institutional Class	207,155
201,140	Goldman Sachs Financial Square Fund	201,140
201,140	Morgan Stanley Institutional Liquidity Fund	201,140

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $1,511,831)	1,511,831

TOTAL INVESTMENTS (103.4%) (Cost $43,995,456)		45,493,921

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.5%)		(1,511,831)

OTHER ASSETS, LESS LIABILITIES (0.1%)		29,665

NET ASSETS (100.0%)		$44,011,755

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	Danish Krone	04/22/15	113,000	$17,202	$(160)

					$(160)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	04/22/15	482,000	$378,941	$20,925
State Street Bank and Trust	Danish Krone	04/22/15	1,713,000	260,769	5,686
Northern Trust Company	New Taiwan Dollar	04/22/15	16,256,000	516,011	1,614

					$28,225

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
DKK	Danish Krone
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.1%)
		Consumer Discretionary (20.7%)
85,000	GBP	ASOS, PLC#	$3,506,008
118,000	CHF	Compagnie Financière Richemont, SA	9,803,217
25,500	EUR	Continental, AG	5,753,996
40,000	EUR	Daimler, AG	3,622,593
580,040	TWD	Eclat Textile Company, Ltd.	6,004,765
9,500	JPY	Fast Retailing Co., Ltd.	3,524,272
57,500	JPY	Fuji Heavy Industries, Ltd.	2,073,871
30,000	KRW	Hyundai Motor Company	4,610,522
2,300,000	HKD	MGM China Holdings, Ltd.	5,571,167
700,000	INR	Motherson Sumi Systems, Ltd.	5,085,476
122,000	ZAR	Naspers, Ltd. - Class N	17,599,952
309,000	DKK	Pandora, A/S	22,089,662
231,000	GBP	Persimmon, PLC	5,529,896
2,850,100	HKD	Samsonite International, SA	8,649,702
254,800	JPY	Toyota Motor Corp.	16,427,206
300,000	EUR	TUI, AG	5,275,503
53,000	GBP	Whitbread, PLC	3,978,227
515,131	GBP	WPP, PLC	11,328,031

			140,434,066

		Consumer Staples (11.7%)
91,000	CAD	Alimentation Couche-Tard, Inc.	3,565,665
155,000	EUR	Anheuser-Busch InBev, NV	18,904,750
85,000	CHF	Aryzta, AG	6,372,403
140,000	GBP	British American Tobacco, PLC	7,898,248
341,000	GBP	Diageo, PLC	10,093,818
231,817	BRL	Hypermarcas, SA#	1,574,965
80,600	CAD	Loblaw Companies, Ltd.	4,004,311
160,000	CHF	Nestlé, SA	12,219,356
34,800	EUR	Pernod Ricard, SA	4,172,793
141,000	JPY	Seven & I Holdings Company, Ltd.	5,159,767
195,000	JPY	Unicharm Corp.	5,372,975

			79,339,051

		Energy (2.0%)
64,000		Schlumberger, Ltd.	5,272,960
65,000	EUR	TOTAL, SA	3,336,489
190,000	CAD	Tourmaline Oil Corp.#	5,224,364

			13,833,813

		Financials (16.1%)
1,905,400	HKD	AIA Group, Ltd.	11,060,732
428,600	EUR	Azimut Holding, S.p.A	9,991,207
1,405,000	JPY	Daiwa Securities Group, Inc.	10,208,403
206,765	EUR	Deutsche Annington Immobilien, SE	7,181,287
1,310,000	MXN	Grupo Financiero Banorte, SAB de CV	6,670,823

NUMBER OF SHARES			VALUE

420,000	INR	HDFC Bank, Ltd.	$7,264,248
1,550,000	GBP	Henderson Group, PLC	5,525,367
635,000	GBP	HSBC Holdings, PLC	5,809,748
408,000	EUR	ING Groep, NV#	5,072,423
2,330,000	EUR	Intesa Sanpaolo S.p.A	6,813,530
930,000	BRL	Itausa - Investimentos Itau, SA	3,167,875
1,985,000	PHP	Metropolitan Bank & Trust Company	4,276,126
268,000	JPY	Mitsui Fudosan Company, Ltd.	6,775,473
17,607	CHF	Partners Group Holding, AG	4,711,991
483,000	GBP	St. James’s Place, PLC	6,214,207
179,000	SEK	Svenska Handelsbanken, AB - Class A	8,476,364

			109,219,804

		Health Care (11.4%)
329,700	JPY	Chugai Pharmaceutical Co., Ltd.	9,856,676
267,000	INR	Glenmark Pharmaceuticals, Ltd.	3,097,331
2,556,000	AUD	Healthscope, Ltd.#	5,346,280
226,582	INR	Lupin, Ltd.	5,798,329
106,000	CHF	Novartis, AG	10,329,996
167,000	DKK	Novo Nordisk, A/S - Class B	7,443,308
36,000	CHF	Roche Holding, AG	9,702,628
58,000	EUR	Sanofi	5,344,113
16,200	JPY	Sawai Pharmaceutical Company, Ltd.	980,340
112,000	GBP	Shire, PLC	8,174,647
152,000	EUR	UCB, SA	11,816,289

			77,889,937

		Industrials (13.8%)
240,000	CHF	ABB, Ltd.#	4,614,293
127,000	EUR	Airbus Group, NV	6,766,572
2,120,000	MXN	Empresas ICA, SAB de CV#	2,206,344
200,000	GBP	Experian, PLC	3,524,211
103,500	JPY	FANUC Corp.	17,381,721
50,000	EUR	HOCHTIEF, AG	3,477,273
590,000	HKD	Hutchison Whampoa, Ltd.	7,808,163
7,500	CHF	Kaba Holding, AG	3,769,534
120,098	EUR	KION Group, AG	4,652,128
122,000	EUR	Koninklijke Philips, NV	3,364,134
195,000	JPY	MISUMI Group, Inc.	7,283,916
124,000	JPY	Nidec Corp.	8,437,946
231,250	EUR	Safran, SA	15,401,219
200,000	CAD	Stantec, Inc.	4,918,549

			93,606,003

		Information Technology (20.2%)
218,000	JPY	Alps Electric Company, Ltd.	4,538,239
561,000	GBP	ARM Holdings, PLC	8,743,426
47,000		Baidu, Inc.#	10,242,240

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

51,000		Check Point Software Technologies, Ltd.#	$3,935,670
36,000	CAD	Constellation Software, Inc.	9,975,006
108,000	CAD	Enghouse Systems, Ltd.	3,441,347
121,000	TWD	Hermes Microvision, Inc.	5,713,318
893,000	TWD	MediaTek, Inc.	13,578,281
221,600		Mellanox Technologies, Ltd.#^	9,754,832
65,400		NXP Semiconductors, NV#	5,188,836
5,412	KRW	Samsung Electronics Co., Ltd.	6,718,451
100,800	EUR	SAP SE	6,578,990
131,742	KRW	SK Hynix, Inc.	5,690,671
2,443,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	10,743,409
263,034	INR	Tata Consultancy Services, Ltd.	10,534,535
1,103,900	HKD	Tencent Holdings, Ltd.	18,618,992
75,000	EUR	United Internet, AG	3,249,016

			137,245,259

		Materials (1.3%)
5,000,000	MXN	Cemex, SAB de CV	4,439,775
1,150,000	GBP	Glencore, PLC	4,287,868

			8,727,643

		Telecommunication Services (0.9%)
107,000	JPY	SoftBank Corp.	6,297,132

		TOTAL COMMON STOCKS (Cost $646,866,656)	666,592,708

SHORT TERM INVESTMENT (2.6%)
17,514,210		Fidelity Prime Money Market Fund - Institutional Class (Cost $17,514,210)	17,514,210

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.3%)
		Federal Home Loan Bank Discount Notes
775,057		0.000%, 02/27/15	775,057
775,055		0.000%, 03/02/15	775,055
775,052		0.000%, 02/06/15	775,052
775,052		0.000%, 02/23/15	775,052
775,048		0.000%, 02/26/15	775,048
573,621		0.000%, 02/10/15	573,621
461,119		0.000%, 03/26/15	461,119
266,828		0.000%, 03/30/15	266,828
		United States Treasury Bill
232,554		0.000%, 02/12/15	232,554
155,035		0.000%, 02/26/15	155,035
1,277,373		Fidelity Prime Money Market Fund - Institutional Class	1,277,373

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

1,240,288	Goldman Sachs Financial Square Fund	$1,240,288
1,240,288	Morgan Stanley Institutional Liquidity Fund	1,240,288

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $9,322,370)	9,322,370

TOTAL INVESTMENTS (102.0%) (Cost $673,703,236)		693,429,288

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.3%)		(9,322,370)

LIABILITIES, LESS OTHER ASSETS (-0.7%)		(4,555,348)

NET ASSETS (100.0%)		$679,551,570

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	European Monetary Unit	02/27/15	15,763,000	$17,815,968	$148,650
Brown Brothers Harriman & Company	Japanese Yen	02/27/15	138,485,000	1,179,594	(374)

					$148,276

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2015

	Value	% of Total Investments
European Monetary Unit	$130,774,305	18.9%
Japanese Yen	104,317,937	15.0%
British Pound Sterling	84,613,702	12.2%
Swiss Franc	61,523,418	8.9%
US Dollar	61,231,118	8.8%
Hong Kong Dollar	51,708,756	7.5%
New Taiwan Dollar	36,039,773	5.2%
Indian Rupee	31,779,919	4.6%
Canadian Dollar	31,129,242	4.5%
Danish Krone	29,532,970	4.3%
South African Rand	17,599,952	2.5%
South Korean Won	17,019,644	2.4%
Mexican Peso	13,316,942	1.9%
Swedish Krona	8,476,364	1.2%
Australian Dollar	5,346,280	0.8%
Brazilian Real	4,742,840	0.7%
Philippine Peso	4,276,126	0.6%

Total Investments	$693,429,288	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (18.0%)
		Consumer Discretionary (3.7%)
3,600,000	EUR	Adidas, AG 0.250%, 06/14/19	$4,570,920
4,800,000	EUR	FF Group Finance Luxembourg 1.750%, 07/03/19	4,911,241
6,800,000,000	KRW	Lotte Shopping Company, Ltd. 0.000%, 01/24/18	6,063,979
3,650,000	EUR	Steinhoff Finance Holding, GmbH 4.500%, 03/31/18	5,952,140

			21,498,280

		Financials (5.1%)
9,000,000		AYC Finance, Ltd. 0.500%, 05/02/19	10,125,121
39,000,000	HKD	Haitong International Securities Group, Ltd. 1.250%, 07/18/18	6,720,700
4,000,000		HKEx International, Ltd. 0.500%, 10/23/17	4,850,867
7,200,000		National Bank of Abu Dhabi PJSC 1.000%, 03/12/18	7,584,725

			29,281,413

		Health Care (1.1%)
7,600,000	SGD	Indah Capital, Ltd. 0.000%, 10/24/18	6,124,591

		Industrials (2.3%)
8,110,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	8,739,757
4,000,000		Siemens, AG 1.050%, 08/16/17	4,453,080

			13,192,837

		Information Technology (3.8%)
4,600,000		Advanced Semiconductor Engineering, Inc. 0.000%, 09/05/18	5,718,026
11,200,000		Epistar Corp. 0.000%, 08/07/18	12,052,241
3,990,000		NXP Semiconductors, NV* 1.000%, 12/01/19	4,277,300

			22,047,567

		Materials (2.0%)
10,800,000		Cemex, SAB de CV 3.250%, 03/15/16	11,712,384

		TOTAL CONVERTIBLE BONDS (Cost $110,414,793)	103,857,072

NUMBER OF SHARES			VALUE

COMMON STOCKS (77.1%)
		Consumer Discretionary (14.9%)
2,016,971	MXN	Alsea, SAB de CV#^	$5,394,467
5,085,000	IDR	Astra International, Tbk PT	3,131,120
2,500,000	HKD	Brilliance China Automotive Holdings, Ltd.	4,585,554
49,000	CHF	Compagnie Financière Richemont, SA	4,070,827
663,280	TWD	Eclat Textile Company, Ltd.	6,866,493
36,100	KRW	Hyundai Motor Company	5,547,995
695,184	BRL	Kroton Educacional, SA	3,186,719
74,000		Las Vegas Sands Corp.	4,023,380
3,998,667	IDR	Matahari Department Store, Tbk PT	4,883,670
2,051,600	HKD	MGM China Holdings, Ltd.	4,969,481
760,000	INR	Motherson Sumi Systems, Ltd.	5,521,375
5,000,000	HKD	NagaCorp, Ltd.^	3,921,109
141,290	ZAR	Naspers, Ltd. - Class N	20,382,764
1,680,100	HKD	Samsonite International, SA	5,098,896
212,000	GBP	WPP, PLC	4,662,004

			86,245,854

		Consumer Staples (7.2%)
1,164,500	BRL	AMBEV, SA	7,651,220
760,000	HKD	China Mengniu Dairy Company, Ltd.	3,462,981
190,000	GBP	Diageo, PLC	5,624,121
686,000	MXN	Fomento Economico Mexicano, SAB de CV#^	5,743,096
287,453	BRL	Hypermarcas, SA#	1,952,956
1,112,750	INR	ITC, Ltd.	6,599,476
80,000	CHF	Nestlé, SA	6,109,678
150,000	JPY	Unicharm Corp.	4,133,057

			41,276,585

		Energy (3.3%)
2,000,000	HKD	CNOOC, Ltd.	2,653,729
690,000	INR	Oil & Natural Gas Corp, Ltd.	3,900,835
6,000,000	HKD	PetroChina Company, Ltd. - Class H	6,515,408
913,000	BRL	Petróleo Brasileiro, SA	2,735,683
83,000	ZAR	Sasol, Ltd.	2,997,959

			18,803,614

		Financials (19.4%)
1,213,000	HKD	AIA Group, Ltd.	7,041,391
927,500	INR	Axis Bank, Ltd.	8,786,137
5,725,000	IDR	Bank Mandiri Persero, Tbk PT	4,931,554
542,000	BRL	BB Seguridade Participacoes, SA	5,938,619
9,000,000	HKD	China Construction Bank Corp.	7,204,328
54,000		Citigroup, Inc.	2,535,300
39,250		Credicorp, Ltd.	5,656,710
1,040,000	MXN	Fibra Uno Administracion, SA de CV^	3,136,062

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

2,167,000	MXN	Grupo Financiero Banorte, SAB de CV	$11,034,865
628,000	HKD	HSBC Holdings, PLC	5,793,850
2,000,000	INR	ICICI Bank, Ltd.	11,619,147
8,600,000	HKD	Industrial & Commercial Bank of China, Ltd.	6,132,896
397,300		Itau Unibanco Holding, SA	4,815,276
770,000	BRL	Itausa - Investimentos Itau, SA	2,622,864
660,000	THB	Kasikornbank, PCL	4,509,695
3,515,000	PHP	Metropolitan Bank & Trust Company	7,572,082
107,000	KRW	Shinhan Financial Group Company, Ltd.	4,368,641
160,000	INR	Shriram Transport Finance Company, Ltd.	2,941,927
657,000	TRY	Turkiye Garanti Bankasi AS	2,762,546
950,000	TRY	Turkiye Is Bankasi - Class C	2,753,833

			112,157,723

		Health Care (1.8%)
350,000	INR	Glenmark Pharmaceuticals, Ltd.	4,060,171
248,437	INR	Lupin, Ltd.	6,357,607

			10,417,778

		Industrials (3.3%)
700,000	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	3,395,940
575,774	MXN	Empresas ICA, SAB de CV#^	599,224
34,300	JPY	FANUC Corp.	5,760,319
484,000	HKD	Hutchison Whampoa, Ltd.	6,405,341
218,000	BRL	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao, SA	3,123,861

			19,284,685

		Information Technology (21.1%)
66,500		Baidu, Inc.#	14,491,680
125,000	INR	HCL Technologies, Ltd.	3,607,323
141,000	TWD	Hermes Microvision, Inc.	6,657,668
129,000		Hollysys Automation Technologies, Ltd.#	3,249,510
3,201,000	HKD	Lenovo Group, Ltd.	4,121,590
140,000	BRL	Linx, SA	2,469,990
929,000	TWD	MediaTek, Inc.	14,125,670
4,200	KRW	NAVER Corp.	2,722,287
5,715,000	HKD	PAX Global Technology, Ltd.#	5,351,126
14,494	KRW	Samsung Electronics Co., Ltd.	17,992,835
94,000	KRW	SK Hynix, Inc.	4,060,384
3,209,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	14,114,847
277,518	INR	Tata Consultancy Services, Ltd.	11,114,620
1,066,500	HKD	Tencent Holdings, Ltd.	17,988,182

			122,067,712

NUMBER OF SHARES			VALUE

		Materials (1.2%)
1,000,000	MXN	Grupo Mexico, SAB de CV - Series B	$2,636,512
3,500,000	IDR	Semen Indonesia (Persero), Tbk PT	4,002,500

			6,639,012

		Telecommunication Services (4.4%)
3,900,000	MXN	América Móvil, SAB de CV	4,178,525
1,051,500	HKD	China Mobile, Ltd.	13,783,575
152,000	ZAR	MTN Group, Ltd.	2,624,844
17,900	KRW	SK Telecom Company, Ltd.	4,690,980

			25,277,924

		Utilities (0.5%)
80,000	KRW	Korea Electric Power Corp.#	3,127,915

		TOTAL COMMON STOCKS (Cost $438,758,819)	445,298,802

SHORT TERM INVESTMENT (4.4%)
25,689,197		Fidelity Prime Money Market Fund - Institutional Class (Cost $25,689,197)	25,689,197

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.9%)
		Federal Home Loan Bank Discount Notes
449,854		0.000%, 02/27/2015	449,854
449,852		0.000%, 03/02/2015	449,852
449,851		0.000%, 02/23/2015	449,851
449,850		0.000%, 02/06/2015	449,850
449,848		0.000%, 02/26/2015	449,848
332,937		0.000%, 02/10/2015	332,937
267,640		0.000%, 03/26/2015	267,640
154,871		0.000%, 03/30/2015	154,871
		United States Treasury Bill
134,977		0.000%, 02/12/2015	134,977
89,984		0.000%, 02/26/2015	89,984
741,405		Fidelity Prime Money Market Fund-Institutional Class	741,405
719,879		Goldman Sachs Financial Square Fund	719,879
719,879		Morgan Stanley Institutional Liquidity Fund	719,879

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $5,410,827)	5,410,827

TOTAL INVESTMENTS (100.4%) (Cost $580,273,636)			580,255,898

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT	VALUE

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.9%)	$(5,410,827)

OTHER ASSETS, LESS LIABILITIES (0.5%)	2,931,516

NET ASSETS (100.0%)	$577,776,587

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	British Pound Sterling	02/27/15	5,711,000	$8,600,543	$79,126
Brown Brothers Harriman & Company	European Monetary Unit	02/27/15	10,367,000	11,717,195	97,764
Brown Brothers Harriman & Company	Japanese Yen	02/27/15	1,114,237,000	9,490,904	(3,013)
State Street Bank and Trust	Malaysian Ringgit	02/05/15	9,533,683	2,627,807	(2,750)

					$171,127

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2015

	Value	% of Total Investments
US Dollar	$135,385,381	23.3%
Hong Kong Dollar	111,750,137	19.3%
Indian Rupee	64,508,618	11.1%
South Korean Won	48,575,016	8.4%
New Taiwan Dollar	41,764,678	7.2%
Mexican Peso	32,722,751	5.6%
Brazilian Real	29,681,912	5.1%
South African Rand	26,005,567	4.5%
Indonesian Rupiah	16,948,844	2.9%
European Monetary Unit	15,434,301	2.7%
British Pound Sterling	10,286,125	1.8%
Swiss Franc	10,180,505	1.7%
Japanese Yen	9,893,376	1.7%
Turkish Lira	8,912,319	1.5%
Philippine Peso	7,572,082	1.3%
Singapore Dollar	6,124,591	1.1%
Thai Baht	4,509,695	0.8%

Total Investments	$580,255,898	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.9%)
		Consumer Discretionary (15.3%)
62,600	MXN	Alsea, SAB de CV#^	$167,426
186,000	IDR	Astra International, Tbk PT	114,531
70,000	MYR	Astro Malaysia Holdings Bhd	56,275
116,000	HKD	Brilliance China Automotive Holdings, Ltd.	212,770
17,960	TWD	Eclat Textile Company, Ltd.	185,928
2,000	EUR	Folli Follie Group	59,760
5,500	MXN	Grupo Televisa, SAB#	35,863
1,160	KRW	Hyundai Motor Company	178,273
34,976	BRL	Kroton Educacional, SA	160,330
1,800	KRW	LOTTE Himart Company, Ltd.#	88,654
146,870	IDR	Matahari Department Store, Tbk PT	179,376
63,023	HKD	MGM China Holdings, Ltd.	152,657
134,000	HKD	NagaCorp, Ltd.	105,086
5,119	ZAR	Naspers, Ltd. - Class N	738,477
22,000	ZAR	Steinhoff International Holdings, Ltd.	112,441
2,900		Tata Motors, Ltd.	143,028

			2,690,875

		Consumer Staples (5.8%)
47,400	BRL	AMBEV, SA	311,436
32,000	HKD	China Mengniu Dairy Company, Ltd.	145,810
20,200	MXN	Fomento Economico Mexicano, SAB de CV#	169,111
9,040	BRL	Hypermarcas, SA#	61,418
38,900		ITC, Ltd.#~	231,222
2,660		Magnit PJSC~	101,612

			1,020,609

		Energy (3.3%)
98,000	HKD	CNOOC, Ltd.	130,032
195,000	HKD	PetroChina Company, Ltd. - Class H	211,751
27,800	BRL	Petróleo Brasileiro, SA	83,299
24,700	THB	PTT Exploration & Production, PCL	82,258
2,100	ZAR	Sasol, Ltd.	75,852

			583,192

		Financials (30.4%)
28,800	HKD	AIA Group, Ltd.	167,182
9,150		Axis Bank, Ltd.~	430,507
348,200	PHP	Ayala Land, Inc.	283,583
4,400		Banco Santander Chile	83,776
212,000	IDR	Bank Mandiri Persero, Tbk PT	182,618
520,000	HKD	Bank of China, Ltd.	290,294
147,000	IDR	Bank Rakyat Indonesia Persero, Tbk PT	134,502
18,200	BRL	BB Seguridade Participacoes, SA	199,415
362,000	HKD	China Construction Bank Corp.	289,774
9,000	ZAR	Coronation Fund Managers, Ltd.	79,651

NUMBER OF SHARES			VALUE

1,100		Credicorp, Ltd.	$158,532
33,400	MXN	Fibra Uno Administracion, SA de CV	100,716
65,300	MXN	Grupo Financiero Banorte, SAB de CV	332,523
36,800	HKD	Haitong Securities Company, Ltd. - Class H^	79,739
12,400	EUR	Hellenic Exchanges - Athens Stock Exchange, SA Holding	66,503
30,875		ICICI Bank, Ltd.	370,809
326,000	HKD	Industrial & Commercial Bank of China, Ltd.	232,480
25,330	BRL	Itau Unibanco Holding, SA	310,577
24,000	BRL	Itausa - Investimentos Itau, SA	81,752
11,700	THB	Kasikornbank, PCL	79,158
9,000	THB	Kasikornbank, PCL	61,496
169,056	PHP	Metropolitan Bank & Trust Company	364,184
39,500	AED	National Bank of Abu Dhabi PJSC	138,189
51,600	PHP	Security Bank Corp.	177,535
3,300	KRW	Shinhan Financial Group Company, Ltd.	134,734
33,000		Turkiye Garanti Bankasi AS	139,590
31,000	TRY	Turkiye Is Bankasi - Class C	89,862
325,000	HKD	Value Partners Group, Ltd.	276,176

			5,335,857

		Health Care (2.0%)
3,100	ZAR	Aspen Pharmacare Holdings, Ltd.	116,078
3,590		Dr. Reddy’s Laboratories, Ltd.	181,187
121,000	HKD	PW Medtech Group, Ltd.#	53,068

			350,333

		Industrials (6.0%)
28,000	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	135,838
197,000	HKD	AviChina Industry & Technology Company, Ltd. - Class H	127,289
109,000	MXN	Empresas ICA, SAB de CV#^	113,439
7,300		Larsen & Toubro, Ltd.~	201,115
3,400		Turk Hava Yollari#	139,638
12,400	BRL	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao, SA	177,687
504,000	IDR	Wijaya Karya Persero, Tbk PT	147,867

			1,042,873

		Information Technology (24.7%)
121,000	TWD	Advanced Semiconductor Engineering, Inc.	151,942
2,445		Baidu, Inc.#	532,814
83,000	TWD	Epistar Corp.	147,041
4,000	TWD	Hermes Microvision, Inc.	188,870
7,725		Hollysys Automation Technologies, Ltd.#	194,593
10,590		Infosys, Ltd.^	360,907
101,000	HKD	Lenovo Group, Ltd.	130,047
5,300	BRL	Linx, SA	93,507
31,000	TWD	MediaTek, Inc.	471,362

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

210	KRW	NAVER Corp.	$136,114
238,000	HKD	PAX Global Technology, Ltd.#	222,847
440	KRW	Samsung Electronics Co., Ltd.	546,215
3,300	KRW	SK Hynix, Inc.	142,545
103,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	452,956
29,700	HKD	Tencent Holdings, Ltd.	500,937
4,450		Yandex, NV - Class A#	66,261

			4,338,958

		Materials (2.9%)
312,840	MXN	Cemex, SAB de CV#	277,788
32,200	MXN	Grupo Mexico, SAB de CV - Series B	84,896
121,000	IDR	Semen Indonesia (Persero), Tbk PT	138,372

			501,056

		Telecommunication Services (6.5%)
159,400	MXN	América Móvil, SAB de CV	170,784
38,000	HKD	China Mobile, Ltd.	498,123
9,450	ZAR	MTN Group, Ltd.	163,189
880	KRW	SK Telecom Company, Ltd.	230,618
3,800		Tim Participacoes, SA	83,866

			1,146,580

		Utilities (1.0%)
4,400	KRW	Korea Electric Power Corp.#	172,035

		TOTAL COMMON STOCKS (Cost $17,658,019)	17,182,368

SHORT TERM INVESTMENT (1.2%)
205,982		Fidelity Prime Money Market Fund - Institutional Class (Cost $205,982)	205,982

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.6%)
		Federal Home Loan Bank Discount Notes
37,819		0.000%, 03/02/15	37,819
37,819		0.000%, 02/23/15	37,819
37,819		0.000%, 02/27/15	37,819
37,818		0.000%, 02/06/15	37,818
37,818		0.000%, 02/26/15	37,818
27,990		0.000%, 02/10/15	27,990

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

22,500	0.000%, 03/26/15	$22,500
13,020	0.000%, 03/30/15	13,020
	United States Treasury Bill
11,347	0.000%, 02/12/15	11,347
7,565	0.000%, 02/26/15	7,565
62,329	Fidelity Prime Money Market Fund-Institutional Class	62,329
60,519	Goldman Sachs Financial Square Fund	60,519
60,520	Morgan Stanley Institutional Liquidity Fund	60,520

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $454,883)	454,883

TOTAL INVESTMENTS (101.7%) (Cost $18,318,884)		17,843,233

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.6%)		(454,883)

OTHER ASSETS, LESS LIABILITIES (0.9%)		153,474

NET ASSETS (100.0%)		$17,541,824

FORWARD FOREIGN CURRENCY CONTRACT
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Malaysian Ringgit	02/05/15	424,408	$116,981	$(122)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is
$109,202.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE Dirham
BRL	Brazilian Real
EUR	European Monetary Unit
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2015

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$4,080,322	22.9%
Hong Kong Dollar	3,826,062	21.4%
South Korean Won	1,629,188	9.1%
New Taiwan Dollar	1,598,099	9.0%
Brazilian Real	1,479,421	8.3%
Mexican Peso	1,452,546	8.1%
South African Rand	1,285,688	7.2%
Indonesian Rupiah	897,266	5.0%
Philippine Peso	825,302	4.6%
Turkish Lira	225,700	1.3%
Thai Baht	222,912	1.3%
UAE Dirham	138,189	0.8%
European Monetary Unit	126,263	0.7%
Malaysian Ringgit	56,275	0.3%

Total Investments	$17,843,233	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.6%)
		Consumer Discretionary (21.4%)
11,100		Amazon.com, Inc.#~	$3,935,283
19,800	CHF	Compagnie Financière Richemont, SA	1,644,946
121,680	TWD	Eclat Textile Company, Ltd.	1,259,671
20,000		Home Depot, Inc.~	2,088,400
6,300	KRW	Hyundai Motor Company	968,210
17,000		Las Vegas Sands Corp.	924,290
71,500		Lions Gate Entertainment Corp.^	2,054,195
761,200	HKD	MGM China Holdings, Ltd.	1,843,814
140,000	INR	Motherson Sumi Systems, Ltd.	1,017,095
43,000	ZAR	Naspers, Ltd. - Class N	6,203,262
13,000		Nike, Inc. - Class B	1,199,250
88,900	DKK	Pandora, A/S	6,355,246
3,600		Priceline Group, Inc.#	3,634,128
625,000	HKD	Samsonite International, SA	1,896,798
18,000		Starbucks Corp.	1,575,540
32,700	JPY	Toyota Motor Corp.	2,108,201
60,000	EUR	TUI, AG	1,055,101
13,400		Walt Disney Company^	1,218,864
103,000	GBP	WPP, PLC	2,265,030

			43,247,324

		Consumer Staples (7.2%)
36,000	CAD	Alimentation Couche-Tard, Inc.	1,410,593
18,300	EUR	Anheuser-Busch InBev, NV	2,231,980
20,000	CHF	Aryzta, AG	1,499,389
20,700	GBP	British American Tobacco, PLC	1,167,812
50,000	GBP	Diageo, PLC	1,480,032
7,700		Keurig Green Mountain, Inc.	943,712
24,000	CAD	Loblaw Companies, Ltd.	1,192,351
28,000		Mondelez International, Inc. - Class A	986,720
10,400	EUR	Pernod Ricard, SA	1,247,041
39,000	JPY	Seven & I Holdings Company, Ltd.	1,427,170
14,700		Walgreens Boots Alliance, Inc.	1,084,125

			14,670,925

		Energy (3.8%)
15,000		Anadarko Petroleum Corp.~	1,226,250
18,000		Continental Resources, Inc.#~	817,200
16,750		EOG Resources, Inc.~	1,491,253
35,000	CAD	MEG Energy Corp.#	533,800
15,000		Occidental Petroleum Corp.	1,200,000
29,900		Schlumberger, Ltd.	2,463,461

			7,731,964

NUMBER OF SHARES			VALUE

		Financials (12.2%)
447,000	HKD	AIA Group, Ltd.	$2,594,808
32,500		Arthur J. Gallagher & Company	1,443,975
94,500	EUR	Azimut Holding, S.p.A	2,202,914
45,000		Blackstone Group, LP~	1,680,300
64,500		Citigroup, Inc.~	3,028,275
144,000	JPY	Daiwa Securities Group, Inc.	1,046,271
30,335	EUR	Deutsche Annington Immobilien, SE	1,053,584
165,000	MXN	Grupo Financiero Banorte, SAB de CV	840,218
63,000	INR	HDFC Bank, Ltd.	1,089,637
235,200	GBP	HSBC Holdings, PLC	2,151,894
350,000	EUR	Intesa Sanpaolo S.p.A	1,023,492
638,000	PHP	Metropolitan Bank & Trust Company	1,374,392
40,000	JPY	Mitsui Fudosan Company, Ltd.	1,011,265
13,000		State Street Corp.	929,630
30,000		Wells Fargo & Company~	1,557,600
91,000		WisdomTree Investments, Inc.^	1,585,220

			24,613,475

		Health Care (12.1%)
6,250		C.R. Bard, Inc.	1,068,937
18,900		Celgene Corp.#~	2,252,124
69,500		Cerner Corp.#~	4,611,325
47,800	JPY	Chugai Pharmaceutical Company, Ltd.	1,429,024
15,200		Gilead Sciences, Inc.#	1,593,416
11,000		Illumina, Inc.#	2,147,090
9,000		Laboratory Corp. of America Holdings#	1,033,020
16,000	CHF	Novartis, AG	1,559,245
26,000	DKK	Novo Nordisk, A/S - Class B	1,158,838
5,500	CHF	Roche Holding, AG	1,482,346
12,000	EUR	Sanofi	1,105,679
19,000	GBP	Shire, PLC	1,386,770
22,000		Stryker Corp.	2,003,100
15,500		Zimmer Holdings, Inc.	1,737,550

			24,568,464

		Industrials (11.3%)
50,000	CHF	ABB, Ltd.	961,311
36,500	EUR	Airbus Group, NV	1,944,724
7,300		Cummins, Inc.~	1,018,058
47,000		Delta Air Lines, Inc.	2,223,570
25,000	JPY	FANUC Corp.	4,198,483
15,000	EUR	HOCHTIEF, AG	1,043,182
102,000	HKD	Hutchison Whampoa, Ltd.	1,349,886
2,300	CHF	Kaba Holding, AG	1,155,990
23,591	EUR	KION Group, AG	913,823
54,000	EUR	Koninklijke Philips, NV	1,489,043

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

44,800	EUR	Safran, SA	$2,983,674
38,000	CAD	Stantec, Inc.	934,524
16,600		United Parcel Service, Inc. - Class B	1,640,744
8,500		United Technologies Corp.	975,630

			22,832,642

		Information Technology (28.0%)
64,100		Apple, Inc.~	7,509,956
125,000	GBP	ARM Holdings, PLC	1,948,179
9,200		Baidu, Inc.#	2,004,864
32,300		Cognizant Technology Solutions Corp. - Class A#	1,748,399
5,300	CAD	Constellation Software, Inc.	1,468,543
40,500		Facebook, Inc. - Class A#	3,074,355
12,025		Google, Inc. - Class A#	6,464,039
8,325		Google, Inc. - Class C#	4,449,879
21,400		LinkedIn Corp. - Class A#~	4,809,436
39,400		MasterCard, Inc. - Class A~	3,231,982
201,000	TWD	MediaTek, Inc.	3,056,254
32,900		Mellanox Technologies, Ltd.#	1,448,258
23,900		QUALCOMM, Inc.	1,492,794
760	KRW	Samsung Electronics Company, Ltd.	943,463
15,000	EUR	SAP SE	979,016
23,000		ServiceNow, Inc.#	1,676,700
30,000		Splunk, Inc.#	1,549,500
614,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,700,144
304,200	HKD	Tencent Holdings, Ltd.	5,130,806
12,400		VMware, Inc. - Class A#	956,040

			56,642,607

		Materials (1.1%)
1,500,000	MXN	Cemex, SAB de CV	1,331,932
270,000	GBP	Glencore, PLC	1,006,717

			2,338,649

		Telecommunication Services (0.5%)
16,800	JPY	SoftBank Corp.	988,709

		TOTAL COMMON STOCKS (Cost $179,325,226)	197,634,759

SHORT TERM INVESTMENT (3.8%)
7,756,754		Fidelity Prime Money Market Fund - Institutional Class (Cost $7,756,754)	7,756,754

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.1%)
		Federal Home Loan Bank Discount Notes
345,066		0.000%, 02/27/2015	345,066

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

345,065	0.000%, 03/02/2015	$345,065
345,064	0.000%, 02/06/2015	345,064
345,064	0.000%, 02/23/2015	345,064
345,063	0.000%, 02/26/2015	345,063
255,384	0.000%, 02/10/2015	255,384
205,297	0.000%, 03/26/2015	205,297
118,796	0.000%, 03/30/2015	118,796
	United States Treasury Bill
103,536	0.000%, 02/12/2015	103,536
69,024	0.000%, 02/26/2015	69,024
568,705	Fidelity Prime Money Market Fund-Institutional Class	568,705
552,193	Goldman Sachs Financial Square Fund	552,193
552,194	Morgan Stanley Institutional Liquidity Fund	552,194

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $4,150,451)	4,150,451

TOTAL INVESTMENTS (103.5%) (Cost $191,232,431)		209,541,964

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.1%)		(4,150,451)

LIABILITIES, LESS OTHER ASSETS (-1.4%)		(2,934,240)

NET ASSETS (100.0%)		$202,457,273

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	European Monetary Unit	02/27/15	3,648,000	$4,123,114	$34,402

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is
$515,724.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2015

	Value	% of Total Investments
US Dollar	$111,695,642	53.3%
European Monetary Unit	19,273,253	9.2%
Hong Kong Dollar	12,816,112	6.1%
Japanese Yen	12,209,123	5.8%
British Pound Sterling	11,406,434	5.4%
Swiss Franc	8,303,227	4.0%
Danish Krone	7,514,084	3.6%
New Taiwan Dollar	7,016,069	3.4%
South African Rand	6,203,262	3.0%
Canadian Dollar	5,539,811	2.6%
Mexican Peso	2,172,150	1.0%
Indian Rupee	2,106,732	1.0%
South Korean Won	1,911,673	0.9%
Philippine Peso	1,374,392	0.7%

Total Investments	$209,541,964	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (21.9%)
	Consumer Discretionary (6.3%)
676,000	HomeAway, Inc.* 0.125%, 04/01/19	$615,545
19,970,000	Iconix Brand Group, Inc. 1.500%, 03/15/18	23,529,752
	Jarden Corp.^
16,600,000	1.125%, 03/15/34*	19,011,814
9,275,000	1.500%, 06/15/19	12,359,448
38,195,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	49,620,843
13,063,000	Liberty Media Corp.^ 1.375%, 10/15/23	12,714,153
8,200,000	MGM Resorts International 4.250%, 04/15/15	9,026,806
	Priceline Group, Inc.
24,600,000	1.000%, 03/15/18	30,719,742
16,200,000	0.900%, 09/15/21*	15,063,246
6,000,000	Tesla Motors, Inc. 1.250%, 03/01/21	5,178,360

		177,839,709

	Energy (0.3%)
7,607,000	Helix Energy Solutions Group, Inc.^ 3.250%, 03/15/32	8,130,742

	Financials (1.4%)
20,550,000	Ares Capital Corp. 5.750%, 02/01/16	21,178,316
5,850,000	MGIC Investment Corp. 2.000%, 04/01/20	8,016,840
9,812,000	PRA Group, Inc. 3.000%, 08/01/20	10,104,153

		39,299,309

	Health Care (6.7%)
31,500,000	Anthem, Inc. 2.750%, 10/15/42	57,629,092
9,904,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	12,761,403
15,130,000	Cepheid*^ 1.250%, 02/01/21	16,578,471
3,920,000	Gilead Sciences, Inc. 1.625%, 05/01/16	18,030,001
14,100,000	Hologic, Inc.‡ 2.000%, 12/15/37	19,542,248
40,825,000	Illumina, Inc.*^ 0.000%, 06/15/19	46,217,778
8,000,000	Insulet Corp. 2.000%, 06/15/19	7,846,240
8,457,000	Molina Healthcare, Inc.* 1.625%, 08/15/44	9,270,986

		187,876,219

PRINCIPAL AMOUNT		VALUE

	Industrials (1.4%)
10,050,000	Air Lease Corp.^ 3.875%, 12/01/18	$13,709,306
24,250,000	Siemens, AG 1.050%, 08/16/17	26,996,797

		40,706,103

	Information Technology (4.8%)
9,000,000	Euronet Worldwide, Inc.* 1.500%, 10/01/44	8,601,480
9,300,000	Intel Corp. 3.250%, 08/01/39	15,117,987
12,990,000	LinkedIn Corp.* 0.500%, 11/01/19	13,710,880
8,270,000	NVIDIA Corp. 1.000%, 12/01/18	9,301,724
18,500,000	Salesforce.com, Inc.^ 0.250%, 04/01/18	20,705,015
26,000,000	SanDisk Corp. 0.500%, 10/15/20	27,731,730
20,000,000	ServiceNow, Inc. 0.000%, 11/01/18	23,812,600
14,700,000	Yahoo!, Inc. 0.000%, 12/01/18	15,901,725

		134,883,141

	Materials (1.0%)
11,000,000	Cemex, SAB de CV 3.250%, 03/15/16	11,929,280
16,880,000	RTI International Metals, Inc.^ 1.625%, 10/15/19	15,608,092

		27,537,372

	TOTAL CONVERTIBLE BONDS (Cost $554,097,467)	616,272,595

CORPORATE BONDS (6.6%)
	Consumer Discretionary (3.5%)
6,500,000	Chrysler Group, LLC 8.250%, 06/15/21	7,231,250
	DISH DBS Corp.
12,500,000	5.875%, 07/15/22	12,625,000
10,030,000	5.125%, 05/01/20	10,236,869
23,500,000	Expedia, Inc. 5.950%, 08/15/20	26,579,675
7,036,000	Home Depot, Inc. 2.700%, 04/01/23	7,226,957
2,650,000	Jaguar Land Rover Automotive, PLC* 8.125%, 05/15/21	2,923,281
23,000,000	L Brands, Inc. 5.625%, 02/15/22	24,983,750
2,429,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	2,687,482

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,040,000	PVH Corp. 4.500%, 12/15/22	$3,057,100

		97,551,364

	Consumer Staples (0.4%)
9,865,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	10,656,222

	Financials (0.4%)
12,000,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	12,731,940

	Health Care (0.5%)
10,750,000	Endo International, PLC* 7.000%, 07/15/19	11,287,500
3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	3,054,375

		14,341,875

	Industrials (0.4%)
9,941,000	Actuant Corp. 5.625%, 06/15/22	10,282,722
1,020,000	Icahn Enterprises, LP 4.875%, 03/15/19	1,039,125

		11,321,847

	Information Technology (1.1%)
2,230,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	2,337,319
4,935,000	Apple, Inc. 3.450%, 05/06/24	5,387,540
11,415,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	11,193,834
9,865,000	Google, Inc. 3.375%, 02/25/24	10,753,146

		29,671,839

	Materials (0.3%)
7,135,000	Alcoa, Inc.^ 5.125%, 10/01/24	7,794,987

	TOTAL CORPORATE BONDS (Cost $177,600,954)	184,070,074

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.0%)
	Consumer Staples (0.3%)
176,350	Tyson Foods, Inc. 4.750%	8,530,050

	Energy (1.3%)
35,950	Chesapeake Energy Corp.* 5.750%	36,512,156

	Financials (3.0%)
690,000	Affiliated Managers Group, Inc. 5.150%	42,305,625

NUMBER OF SHARES		VALUE

161,930	American Tower Corp.^ 5.250%	$17,771,817
220,000	Crown Castle International Corp. 4.500%	23,940,400

		84,017,842

	Industrials (2.3%)
150,000	Genesee & Wyoming, Inc. 5.000%	16,219,500
135,000	Stanley Black & Decker, Inc. 6.250%	15,534,450
553,500	United Technologies Corp. 7.500%	33,176,790

		64,930,740

	Utilities (2.1%)
301,775	Dominion Resources, Inc. 6.375%	15,607,803
320,000	Exelon Corp.^ 6.500%	16,755,200
380,000	NextEra Energy, Inc. 5.889%	26,140,200

		58,503,203

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $217,000,496)	252,493,991

COMMON STOCKS (55.6%)
	Consumer Discretionary (5.5%)
47,500	Amazon.com, Inc.#	16,840,175
480,000	Home Depot, Inc.	50,121,600
268,000	Nike, Inc. - Class B	24,723,000
254,000	Starbucks Corp.	22,232,620
435,000	Twenty-First Century Fox, Inc.	14,424,600
275,000	Walt Disney Company^	25,014,000

		153,355,995

	Consumer Staples (6.8%)
1,000,000	Coca-Cola Company	41,170,000
260,000	Costco Wholesale Corp.	37,177,400
560,000	Mondelez International, Inc. - Class A	19,734,400
215,000	PepsiCo, Inc.	20,162,700
200,000	Philip Morris International, Inc.	16,048,000
321,000	Procter & Gamble Company	27,057,090
415,000	Walgreens Boots Alliance, Inc.	30,606,250

		191,955,840

	Energy (4.8%)
200,000	Anadarko Petroleum Corp.	16,350,000
130,600	Chevron Corp.	13,390,418
140,000	EOG Resources, Inc.	12,464,200
409,000	Exxon Mobil Corp.	35,754,780

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

210,000	National Oilwell Varco, Inc.	$11,430,300
400,000	Occidental Petroleum Corp.	32,000,000
179,000	Schlumberger, Ltd.	14,747,810

		136,137,508

	Financials (11.5%)
520,000	American International Group, Inc.	25,412,400
350,000	Arthur J. Gallagher & Company	15,550,500
420,000	Blackstone Group, LP	15,682,800
945,000	Citigroup, Inc.	44,367,750
130,000	Goldman Sachs Group, Inc.	22,413,300
1,140,000	JPMorgan Chase & Company	61,993,200
400,890	MetLife, Inc.	18,641,385
412,350	State Street Corp.	29,487,149
300,000	T. Rowe Price Group, Inc.	23,616,000
1,250,000	Wells Fargo & Company	64,900,000

		322,064,484

	Health Care (6.3%)
215,000	Celgene Corp.^#	25,619,400
482,400	Johnson & Johnson	48,307,536
380,000	Merck & Company, Inc.	22,906,400
870,000	Pfizer, Inc.	27,187,500
281,000	Stryker Corp.	25,585,050
249,000	Zimmer Holdings, Inc.	27,912,900

		177,518,786

	Industrials (6.1%)
196,000	Boeing Company	28,492,520
210,000	Cummins, Inc.	29,286,600
416,000	Delta Air Lines, Inc.	19,680,960
450,000	Eaton Corp., PLC	28,390,500
100,000	Northrop Grumman Corp.	15,695,000
220,000	Union Pacific Corp.	25,786,200
240,000	United Parcel Service, Inc. - Class B	23,721,600

		171,053,380

	Information Technology (14.6%)
300,000	Accenture, PLC - Class A	25,209,000
1,300,000	Apple, Inc.	152,308,000
392,000	Broadcom Corp. - Class A	16,634,520
617,000	eBay, Inc.#	32,701,000
205,800	Facebook, Inc. - Class A#	15,622,278
67,500	Google, Inc. - Class A#	36,284,625
349,500	MasterCard, Inc. - Class A	28,669,485
1,315,000	Microsoft Corp.	53,126,000
375,000	Oracle Corp.	15,708,750
300,000	QUALCOMM, Inc.	18,738,000

NUMBER OF SHARES		VALUE

275,000	Texas Instruments, Inc.	$14,698,750

		409,700,408

	TOTAL COMMON STOCKS (Cost $1,284,532,536)	1,561,786,401

SHORT TERM INVESTMENT (6.6%)
185,299,230	Fidelity Prime Money Market Fund - Institutional Class (Cost $185,299,230)	185,299,230

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (3.3%)
	Federal Home Loan Bank Discount Notes
7,784,344	0.000%, 02/27/15	7,784,344
7,784,320	0.000%, 03/02/15	7,784,320
7,784,298	0.000%, 02/23/15	7,784,298
7,784,290	0.000%, 02/06/15	7,784,290
7,784,256	0.000%, 02/26/15	7,784,256
5,761,207	0.000%, 02/10/15	5,761,207
4,631,280	0.000%, 03/26/15	4,631,280
2,679,912	0.000%, 03/30/15	2,679,912
	United States Treasury Bill
2,335,672	0.000%, 02/12/15	2,335,672
1,557,103	0.000%, 02/26/15	1,557,103
12,829,396	Fidelity Prime Money Market Fund - Institutional Class	12,829,396
12,456,923	Goldman Sachs Financial Square Fund	12,456,923
12,456,923	Morgan Stanley Institutional Liquidity Fund	12,456,923

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $93,629,924)	93,629,924

TOTAL INVESTMENTS (103.0%) (Cost $2,512,160,607)		2,893,552,215

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.3%)		(93,629,924)

OTHER ASSETS, LESS LIABILITIES (0.3%)		9,552,431

NET ASSETS (100.0%)		$2,809,474,722

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	European Monetary Unit	04/22/15	1,375,000	$1,554,854	$(553)
Citibank N.A.	Mexican Peso	04/22/15	5,762,000	382,547	(4,530)

					$(5,083)

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	04/22/15	4,713,000	$5,329,475	$121,770
UBS AG	European Monetary Unit	04/22/15	698,000	789,300	7,737
State Street Bank and Trust	Mexican Peso	04/22/15	102,899,000	6,831,605	162,052

					$291,559

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2015.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (37.3%)
		Consumer Discretionary (5.7%)
2,800,000	EUR	Adidas, AG 0.250%, 06/14/19	$3,555,160
1,900,000	EUR	FF Group Finance Luxembourg 1.750%, 07/03/19	1,944,033
1,950,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	2,533,333
		Priceline Group, Inc.
5,150,000		1.000%, 03/15/18	6,431,165
2,500,000		0.900%, 09/15/21*	2,324,575
1,100,000	EUR	Steinhoff Finance Holding, GmbH 4.500%, 03/31/18	1,793,796
2,600,000	GBP	TUI Travel, PLC
		4.900%, 04/27/17	5,314,942

			23,897,004

		Energy (1.7%)
5,400,000	AUD	Beach Energy, Ltd. 3.950%, 04/03/17	4,179,116
2,970,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	3,111,476

			7,290,592

		Financials (7.0%)
		Ares Capital Corp.
3,975,000		5.750%, 02/01/16^	4,096,536
2,912,000		4.750%, 01/15/18	3,026,907
5,500,000		AYC Finance, Ltd. 0.500%, 05/02/19	6,187,574
7,200,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	9,354,423
2,000,000		HKEx International, Ltd. 0.500%, 10/23/17	2,425,433
3,650,000	EUR	Industrivarden, AB 1.875%, 02/27/17	4,499,210

			29,590,083

		Health Care (3.6%)
2,700,000		Cepheid* 1.250%, 02/01/21	2,958,485
6,915,000		Illumina, Inc.*^ 0.000%, 06/15/19	7,828,437
2,100,000		Insulet Corp. 2.000%, 06/15/19	2,059,638
2,030,000		Medidata Solutions, Inc. 1.000%, 08/01/18	2,176,840

			15,023,400

		Industrials (5.2%)
2,200,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	3,496,184

PRINCIPAL AMOUNT			VALUE

1,300,000	EUR	International Consolidated Airlines Group, SA 1.750%, 05/31/18	$2,546,233
3,350,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	3,610,134
4,800,000		MISUMI Group, Inc. 0.000%, 10/22/18	5,490,972
265,000,000	JPY	Nidec Corp. 0.000%, 09/18/15	3,394,243
3,000,000		Siemens, AG 1.050%, 08/16/17	3,339,810

			21,877,576

		Information Technology (12.2%)
2,000,000		Advanced Semiconductor Engineering, Inc. 0.000%, 09/05/18	2,486,098
220,000,000	JPY	Alps Electric Company, Ltd. 0.000%, 03/25/19	2,632,448
5,900,000		Epistar Corp. 0.000%, 08/07/18	6,348,948
2,400,000		Euronet Worldwide, Inc.* 1.500%, 10/01/44	2,293,728
3,225,000		InvenSense, Inc. 1.750%, 11/01/18	3,012,972
8,200,000		LinkedIn Corp.* 0.500%, 11/01/19	8,655,059
2,103,000		NVIDIA Corp. 1.000%, 12/01/18	2,365,360
3,100,000		NXP Semiconductors, NV* 1.000%, 12/01/19	3,323,216
2,200,000		ON Semiconductor Corp. 2.625%, 12/15/26	2,616,196
3,800,000		Salesforce.com, Inc.^ 0.250%, 04/01/18	4,252,922
3,620,000		SanDisk Corp. 0.500%, 10/15/20	3,861,110
3,880,000		ServiceNow, Inc. 0.000%, 11/01/18	4,619,644
405,000,000	JPY	Yaskawa Electric Corp. 0.000%, 03/16/17	4,679,561

			51,147,262

		Materials (1.9%)
2,300,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	2,745,263
5,025,000		Cemex, SAB de CV 3.250%, 03/15/16	5,449,512

			8,194,775

		TOTAL CONVERTIBLE BONDS (Cost $160,724,722)	157,020,692

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (7.1%) ¤
Corporate Bonds (6.7%)
		Consumer Discretionary (3.0%)
3,525,000		Chrysler Group, LLC 8.250%, 06/15/21	$3,921,563
3,490,000		Jaguar Land Rover Automotive, PLC* 8.125%, 05/15/21	3,849,906
4,400,000		L Brands, Inc. 5.625%, 02/15/22	4,779,500

			12,550,969

		Energy (1.7%)
3,675,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	3,684,187
		Cimarex Energy Company
2,612,000		4.375%, 06/01/24	2,483,033
1,030,000		5.875%, 05/01/22	1,075,706

			7,242,926

		Industrials (1.2%)
		Icahn Enterprises, LP
2,725,000		4.875%, 03/15/19	2,776,094
2,460,000		5.875%, 02/01/22	2,518,425

			5,294,519

		Materials (0.8%)
3,600,000		FMG Resources*^
		8.250%, 11/01/19	3,204,000

		TOTAL CORPORATE BONDS	28,292,414

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.4%) #
		Consumer Discretionary (0.2%)
1,550	EUR	Daimler, AG Call, 06/19/15, Strike 80.00	778,542

		Financials (0.0%)
2,300	CHF	Credit Suisse Group, AG Call, 06/19/15, Strike 28.00	18,787

		Industrials (0.1%)
		Airbus Group, NV
740	EUR	Call, 06/19/15, Strike 52.00	105,361
580	EUR	Call, 06/19/15, Strike 44.00	315,247

			420,608

		Information Technology (0.1%)
900		Facebook, Inc. Call, 06/19/15, Strike $80.00	360,000

NUMBER OF CONTRACTS			VALUE

500		VMware, Inc. - Class A Call, 04/17/15, Strike $105.00	$7,500

			367,500

		TOTAL PURCHASED OPTIONS	1,585,437

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $32,564,636)	29,877,851

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (4.4%)
		Energy (1.6%)
6,488		Chesapeake Energy Corp.* 5.750%	6,581,265

		Financials (0.7%)
28,600		American Tower Corp. 5.250%	3,138,850

		Industrials (0.7%)
51,325		United Technologies Corp. 7.500%	3,076,420

		Utilities (1.4%)
81,000		NextEra Energy, Inc. 5.599%	5,795,955

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,244,815)	18,592,490

COMMON STOCKS (48.7%)
		Consumer Discretionary (10.9%)
25,700	CHF	Compagnie Financière Richemont, SA	2,135,107
28,000		Home Depot, Inc.	2,923,760
37,000		Las Vegas Sands Corp.	2,011,690
97,400	ZAR	Naspers, Ltd. - Class N	14,051,109
27,500		Nike, Inc. - Class B	2,536,875
107,000	DKK	Pandora, A/S	7,649,171
26,500		Starbucks Corp.	2,319,545
70,000	JPY	Toyota Motor Corp.	4,512,969
73,000		Twenty-First Century Fox, Inc.	2,420,680
28,000		Walt Disney Company^	2,546,880
125,000	GBP	WPP, PLC	2,748,823

			45,856,609

		Consumer Staples (5.7%)
38,500	EUR	Anheuser-Busch InBev, NV	4,695,696
43,000	GBP	British American Tobacco, PLC	2,425,891
53,600		Coca-Cola Company	2,206,712
69,000	GBP	Diageo, PLC	2,042,444

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

51,000	CAD	Loblaw Companies, Ltd.	$2,533,745
69,000	CHF	Nestlé, SA	5,269,598
22,000	EUR	Pernod Ricard, SA	2,637,972
29,200		Walgreens Boots Alliance, Inc.	2,153,500

			23,965,558

		Energy (3.2%)
26,000		Anadarko Petroleum Corp.	2,125,500
30,000	CAD	Canadian Natural Resources, Ltd.	869,757
34,597		EOG Resources, Inc.	3,080,171
38,450		Schlumberger, Ltd.	3,167,895
38,000	EUR	TOTAL, SA	1,950,563
82,000	CAD	Tourmaline Oil Corp.#	2,254,726

			13,448,612

		Financials (7.7%)
934,800	HKD	AIA Group, Ltd.	5,426,457
49,000		Arthur J. Gallagher & Company	2,177,070
120,800		Citigroup, Inc.	5,671,560
330,000	JPY	Daiwa Securities Group, Inc.	2,397,703
64,910	EUR	Deutsche Annington Immobilien, SE	2,254,431
445,000	GBP	HSBC Holdings, PLC	4,071,398
75,000	JPY	Mitsui Fudosan Company, Ltd.	1,896,121
30,000		State Street Corp.	2,145,300
62,000	JPY	Sumitomo Mitsui Financial Group, Inc.	2,080,524
81,000		Wells Fargo & Company	4,205,520

			32,326,084

		Health Care (6.5%)
13,000		C.R. Bard, Inc.	2,223,390
26,000		Gilead Sciences, Inc.#	2,725,580
85,500		Johnson & Johnson	8,561,970
22,000	CHF	Novartis, AG	2,143,962
28,000	DKK	Novo Nordisk, A/S - Class B	1,247,980
8,300	CHF	Roche Holding, AG	2,236,995
38,000	EUR	Sanofi	3,501,315
29,000		Stryker Corp.	2,640,450
19,500		Zimmer Holdings, Inc.	2,185,950

			27,467,592

		Industrials (3.2%)
28,000	JPY	FANUC Corp.	4,702,301
245,000	HKD	Hutchison Whampoa, Ltd.	3,242,373
114,500	EUR	Koninklijke Philips, NV	3,157,323
23,500		United Parcel Service, Inc. - Class B	2,322,740

			13,424,737

		Information Technology (10.9%)
32,900		Accenture, PLC - Class A	2,764,587
69,300		Apple, Inc.	8,119,188
9,600		Baidu, Inc.#	2,092,032
24,500		Google, Inc. - Class A#	13,169,975

NUMBER OF SHARES			VALUE

224,000	TWD	MediaTek, Inc.	$3,405,974
72,000		Microsoft Corp.	2,908,800
33,700		QUALCOMM, Inc.	2,104,902
1,607	KRW	Samsung Electronics Co., Ltd.	1,994,928
1,203,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	5,290,348
250,100	HKD	Tencent Holdings, Ltd.	4,218,326

			46,069,060

		Telecommunication Services (0.6%)
40,000	JPY	SoftBank Corp.	2,354,068

		TOTAL COMMON STOCKS (Cost $191,977,720)	204,912,320

SHORT TERM INVESTMENT (3.5%)
14,507,728		Fidelity Prime Money Market Fund - Institutional Class (Cost $14,507,728)	14,507,728

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.8%)
		Federal Home Loan Bank Discount Notes
640,602		0.000%, 02/27/15	640,602
640,600		0.000%, 03/02/15	640,600
640,598		0.000%, 02/23/15	640,598
640,597		0.000%, 02/06/15	640,597
640,594		0.000%, 02/26/15	640,594
474,110		0.000%, 02/10/15	474,110
381,125		0.000%, 03/26/15	381,125
220,540		0.000%, 03/30/15	220,540
		United States Treasury Bill
192,211		0.000%, 02/12/15	192,211
128,140		0.000%, 02/26/15	128,140
1,055,777		Fidelity Prime Money Market Fund - Institutional Class	1,055,777
1,025,125		Goldman Sachs Financial Square Fund	1,025,125
1,025,125		Morgan Stanley Institutional Liquidity Fund	1,025,125

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $7,705,144)	7,705,144

TOTAL INVESTMENTS (102.8%) (Cost $423,724,765)			432,616,225

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.8%)			(7,705,144)

LIABILITIES, LESS OTHER ASSETS (-1.0%)			(3,976,222)

NET ASSETS (100.0%)			$420,934,859

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Co	European Monetary Unit	02/27/15	6,917,000	$7,817,868	$65,230

					$65,230

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2015

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$269,863,578	62.4%
European Monetary Unit	45,834,568	10.6%
Japanese Yen	28,649,938	6.6%
British Pound Sterling	20,099,682	4.6%
South African Rand	14,051,109	3.2%
Hong Kong Dollar	12,887,156	3.0%
Swiss Franc	11,804,449	2.7%
Danish Krone	8,897,151	2.1%
New Taiwan Dollar	8,696,322	2.0%
Canadian Dollar	5,658,228	1.3%
Australian Dollar	4,179,116	1.0%
South Korean Won	1,994,928	0.5%

Total Investments	$432,616,225	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (69.5%)
		Consumer Discretionary (9.6%)
		Jarden Corp.
7,000,000		1.125%, 03/15/34*^	$8,017,030
1,750,000		1.500%, 06/15/19	2,331,971
12,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	15,589,740
13,600,000		Liberty Media Corp.^ 1.375%, 10/15/23	13,236,812
12,000,000		MGM Resorts International 4.250%, 04/15/15	13,209,960
27,000,000		Priceline Group, Inc. 1.000%, 03/15/18	33,716,790
12,500,000		Standard Pacific Corp. 1.250%, 08/01/32	13,774,250
		Tesla Motors, Inc.
20,200,000		1.250%, 03/01/21	17,433,812
6,700,000		0.250%, 03/01/19^	5,940,957

			123,251,322

		Energy (1.8%)
12,200,000		Hornbeck Offshore Services, Inc.^ 1.500%, 09/01/19	10,154,426
12,300,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	12,885,911

			23,040,337

		Financials (5.8%)
		Ares Capital Corp.
23,000,000		4.750%, 01/15/18^	23,907,580
3,200,000		4.375%, 01/15/19	3,262,352
4,200,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	5,456,747
4,400,000		MGIC Investment Corp. 2.000%, 04/01/20	6,029,760
5,900,000		PRA Group, Inc. 3.000%, 08/01/20	6,075,672
13,450,000		Spirit Realty Capital, Inc. 2.875%, 05/15/19	13,754,710
10,700,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	11,657,061
5,000,000		Starwood Waypoint Residential Trust* 3.000%, 07/01/19	4,596,850

			74,740,732

		Health Care (19.5%)
10,800,000		Acorda Therapeutics, Inc. 1.750%, 06/15/21	12,602,628
3,000,000		Anacor Pharmaceuticals, Inc.* 2.000%, 10/15/21	4,168,050

PRINCIPAL AMOUNT		VALUE

20,818,000	Anthem, Inc. 2.750%, 10/15/42	$38,086,427
6,300,000	Cepheid* 1.250%, 02/01/21	6,903,131
	Cubist Pharmaceuticals, Inc.
12,700,000	1.125%, 09/01/18	17,065,625
3,800,000	1.875%, 09/01/20	5,234,500
5,000,000	Depomed, Inc. 2.500%, 09/01/21	5,791,525
6,400,000	Emergent Biosolutions, Inc. 2.875%, 01/15/21	7,364,000
2,900,000	Gilead Sciences, Inc. 1.625%, 05/01/16	13,338,521
5,900,000	HealthSouth Corp. 2.000%, 12/01/43	7,214,254
13,000,000	Hologic, Inc.^‡ 2.000%, 03/01/42	15,405,910
	Illumina, Inc.
7,250,000	0.000%, 06/15/19*	8,207,689
6,950,000	0.500%, 06/15/21*^	8,205,274
3,700,000	0.250%, 03/15/16	8,634,838
1,500,000	Incyte Corp. 0.375%, 11/15/18	2,416,538
6,900,000	Insulet Corp. 2.000%, 06/15/19	6,767,382
12,900,000	Integra LifeSciences Holdings Corp.^ 1.625%, 12/15/16	13,869,177
3,870,000	Isis Pharmaceuticals, Inc.* 1.000%, 11/15/21	4,693,942
7,040,000	Jazz Investments I, Ltd.*^ 1.875%, 08/15/21	8,171,328
6,400,000	Medicines Company* 2.500%, 01/15/22	6,962,880
9,733,000	Medidata Solutions, Inc. 1.000%, 08/01/18	10,437,037
	Molina Healthcare, Inc.
7,100,000	1.625%, 08/15/44	7,746,419
5,557,000	1.625%, 08/15/44*	6,091,861
4,300,000	Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	9,047,974
9,000,000	Wright Medical Group, Inc. 2.000%, 08/15/17	10,234,350
5,000,000	XenoPort, Inc. 2.500%, 02/01/22	5,050,000

		249,711,260

	Industrials (2.2%)
5,135,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	7,446,674
7,100,000	Huron Consulting Group, Inc.* 1.250%, 10/01/19	8,012,244

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

11,500,000	Siemens, AG 1.050%, 08/16/17	$12,802,605

		28,261,523

	Information Technology (30.2%)
12,300,000	AOL, Inc.*^ 0.750%, 09/01/19	12,811,250
14,600,000	Citrix Systems, Inc.*^ 0.500%, 04/15/19	15,134,068
4,500,000	Electronic Arts, Inc. 0.750%, 07/15/16	7,812,698
6,800,000	Euronet Worldwide, Inc.* 1.500%, 10/01/44	6,498,896
12,400,000	Intel Corp. 3.250%, 08/01/39	20,157,316
12,100,000	InvenSense, Inc. 1.750%, 11/01/18	11,304,486
21,900,000	Lam Research Corp. 0.500%, 05/15/16	28,110,840
13,700,000	LinkedIn Corp.* 0.500%, 11/01/19	14,460,281
5,400,000	Mentor Graphics Corp. 4.000%, 04/01/31	6,620,319
7,600,000	Microchip Technology, Inc. 2.125%, 12/15/37	13,565,506
24,100,000	Micron Technology, Inc. 3.000%, 11/15/43	28,054,569
27,500,000	NVIDIA Corp. 1.000%, 12/01/18	30,930,762
6,800,000	NXP Semiconductors, NV* 1.000%, 12/01/19	7,289,634
10,800,000	ON Semiconductor Corp.^ 2.625%, 12/15/26	12,843,144
5,150,000	Palo Alto Networks, Inc.* 0.000%, 07/01/19	6,722,192
6,900,000	Red Hat, Inc.*^ 0.250%, 10/01/19	7,871,175
32,900,000	Salesforce.com, Inc.^ 0.250%, 04/01/18	36,821,351
23,500,000	SanDisk Corp. 0.500%, 10/15/20	25,065,217
17,500,000	ServiceNow, Inc. 0.000%, 11/01/18	20,836,025
9,032,000	SunEdison, Inc.*^ 0.250%, 01/15/20	8,438,101
8,300,000	SunPower Corp.^ 0.750%, 06/01/18	9,784,621
13,800,000	Synchronoss Technologies, Inc. 0.750%, 08/15/19	14,837,415
	Twitter, Inc.*
5,830,000	0.250%, 09/15/19	5,272,506
5,300,000	1.000%, 09/15/21	4,755,187

PRINCIPAL AMOUNT		VALUE

13,900,000	Verint Systems, Inc.^ 1.500%, 06/01/21	$14,806,488
5,500,000	Workday, Inc. 0.750%, 07/15/18	6,453,315
8,900,000	Yahoo!, Inc. 0.000%, 12/01/18	9,627,575

		386,884,937

	Materials (0.4%)
4,800,000	Cemex, SAB de CV 3.250%, 03/15/16	5,205,504

	TOTAL CONVERTIBLE BONDS (Cost $841,774,280)	891,095,615

SYNTHETIC CONVERTIBLE SECURITIES (5.8%) ¤
Corporate Bonds (5.3%)
	Consumer Discretionary (1.5%)
	DISH DBS Corp.
3,170,000	5.125%, 05/01/20	3,235,381
2,830,000	5.875%, 07/15/22	2,858,300
7,000,000	GameStop Corp.*^ 5.500%, 10/01/19	7,135,625
5,534,000	Outerwall, Inc. 6.000%, 03/15/19	5,402,568

		18,631,874

	Energy (0.8%)
	Cimarex Energy Company
4,592,000	4.375%, 06/01/24	4,365,270
1,815,000	5.875%, 05/01/22	1,895,541
4,545,000	Rice Energy, Inc.^ 6.250%, 05/01/22	4,397,287

		10,658,098

	Industrials (1.0%)
6,000,000	Deluxe Corp. 6.000%, 11/15/20	6,240,000
6,200,000	Icahn Enterprises, LP 4.875%, 03/15/19	6,316,250

		12,556,250

	Information Technology (1.5%)
1,500,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	1,572,188
6,600,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	6,472,125
9,000,000	Micron Technology, Inc.* 5.875%, 02/15/22	9,506,250
1,250,000	NXP Semiconductors, NV* 5.750%, 02/15/21	1,319,531

		18,870,094

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Telecommunication Services (0.5%)
7,200,000	SBA Communications Corp.* 4.875%, 07/15/22	$7,011,000

	TOTAL CORPORATE BONDS	67,727,316

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.5%) #
	Consumer Discretionary (0.1%)
6,180	Lennar Corp. Call, 05/15/15, Strike $47.00	1,282,350

	Health Care (0.2%)
2,250	Mylan, Inc. Call, 01/15/16, Strike $50.00	2,137,500

	Industrials (0.1%)
2,750	Delta Air Lines, Inc. Call, 01/15/16, Strike $50.00	1,650,000

	Information Technology (0.1%)
1,650	Twitter, Inc. Call, 06/19/15, Strike $40.00	627,000

	TOTAL PURCHASED OPTIONS	5,696,850

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $75,310,400)	73,424,166

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (18.3%)
	Consumer Staples (2.0%)
67,000	Post Holdings, Inc. 5.250%	6,502,015
387,000	Tyson Foods, Inc. 4.750%	18,719,190

		25,221,205

	Energy (2.0%)
25,800	Chesapeake Energy Corp.* 5.750%	26,210,875

	Financials (8.6%)
425,000	Affiliated Managers Group, Inc. 5.150%	26,057,812
131,000	American Tower Corp.^ 5.250%	14,377,250
22,100	Bank of America Corp. 7.250%	26,055,900
105,500	Crown Castle International Corp. 4.500%	11,480,510
26,200	Wells Fargo & Company 7.500%	32,566,600

		110,538,072

NUMBER OF SHARES		VALUE

	Industrials (2.9%)
50,000	Genesee & Wyoming, Inc. 5.000%	$5,406,500
145,000	Stanley Black & Decker, Inc.^ 4.750%	19,357,500
207,000	United Technologies Corp. 7.500%	12,407,580

		37,171,580

	Utilities (2.8%)
140,600	Dominion Resources, Inc. 6.375%	7,271,832
263,000	Exelon Corp.^ 6.500%	13,770,680
250,000	NextEra Energy, Inc. 5.799%	14,550,000

		35,592,512

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $220,065,152)	234,734,244

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.0%) #
	Information Technology (0.0%)
1,400	Electronic Arts, Inc. Put, 03/20/15, Strike $47.00 (Cost $217,753)	49,000

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (6.7%)
85,981,301	Fidelity Prime Money Market Fund - Institutional Class (Cost $85,981,301)	85,981,301

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (9.2%)
	Federal Home Loan Bank Discount Notes
9,810,953	0.000%, 02/27/15	9,810,953
9,810,923	0.000%, 03/02/15	9,810,923
9,810,894	0.000%, 02/23/15	9,810,894
9,810,885	0.000%, 02/06/15	9,810,885
9,810,841	0.000%, 02/26/15	9,810,841
7,261,104	0.000%, 02/10/15	7,261,104
5,837,006	0.000%, 03/26/15	5,837,006
3,377,612	0.000%, 03/30/15	3,377,612

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

	United States Treasury Bill
2,943,751	0.000%, 02/12/15	$2,943,751
1,962,486	0.000%, 02/26/15	1,962,486
16,169,455	Fidelity Prime Money Market Fund - Institutional Class	16,169,455
15,700,010	Goldman Sachs Financial Square Fund	15,700,010
15,700,010	Morgan Stanley Institutional Liquidity Fund	15,700,010

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $118,005,930)	118,005,930

TOTAL INVESTMENTS (109.5%) (Cost $1,341,354,816)		1,403,290,256

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.2%)		(118,005,930)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(3,584,651)

NET ASSETS (100.0%)		$1,281,699,675

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTION (0.0%) #
	Information Technology (0.0%)
1,650	Twitter, Inc. Call, 06/19/15, Strike $50.00 (Premium $435,242)	(204,600)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York Mellon	European Monetary Unit	04/22/15	548,000	$619,680	$(220)
Citibank N.A.	Mexican Peso	04/22/15	2,514,000	166,908	(1,977)

					$(2,197)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	04/22/15	6,633,000	$7,500,616	$171,377
UBS AG	European Monetary Unit	04/22/15	411,000	464,760	4,556
State Street Bank and Trust	Mexican Peso	04/22/15	44,901,000	2,981,039	70,713

					$246,646

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2015.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (74.8%)
		Consumer Discretionary (9.0%)
75,000		Liberty Media Corp. 1.375%, 10/15/23	$72,997
75,000		MGM Resorts International 4.250%, 04/15/15	82,562
		Priceline Group, Inc.
70,000		1.000%, 03/15/18~	87,414
50,000		0.900%, 09/15/21*	46,491
50,000	EUR	Steinhoff Finance Holding, GmbH 4.500%, 03/31/18	81,536
		Tesla Motors, Inc.
60,000		1.250%, 03/01/21	51,784
60,000		0.250%, 03/01/19	53,203

			475,987

		Energy (1.7%)
96,000	EUR	Technip, SA 0.500%, 01/01/16	90,625

		Financials (11.4%)
75,000		Ares Capital Corp. 5.750%, 02/01/16	77,293
100,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	129,923
180,000	EUR	Credit Agricole, SA 0.000%, 12/06/16	156,313
100,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	116,480
20,000		PRA Group, Inc. 3.000%, 08/01/20	20,596
75,000		Prospect Capital Corp.~ 5.375%, 10/15/17	74,382
30,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	32,683

			607,670

		Health Care (13.1%)
40,000		Acorda Therapeutics, Inc. 1.750%, 06/15/21	46,676
40,000		Anthem, Inc.~ 2.750%, 10/15/42	73,180
		BioMarin Pharmaceutical, Inc.
20,000		1.500%, 10/15/20	25,770
20,000		0.750%, 10/15/18	25,272
40,000		Cepheid* 1.250%, 02/01/21	43,829
25,000		Emergent Biosolutions, Inc. 2.875%, 01/15/21	28,766
50,000		Hologic, Inc.‡ 2.000%, 12/15/37	69,299

PRINCIPAL AMOUNT			VALUE

		Illumina, Inc.~*
50,000		0.500%, 06/15/21	$59,031
50,000		0.000%, 06/15/19	56,605
30,000		Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	32,254
17,000		Medicines Company* 2.500%, 01/15/22	18,495
50,000	EUR	Misarte Company 3.250%, 01/01/16	104,058
75,000		Molina Healthcare, Inc.* 1.625%, 08/15/44	82,219
15,000		Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	31,563

			697,017

		Industrials (8.4%)
100,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	158,918
50,000		Huron Consulting Group, Inc.* 1.250%, 10/01/19	56,424
100,000		MISUMI Group, Inc. 0.000%, 10/22/18	114,395
5,000,000	JPY	Nidec Corp. 0.000%, 09/18/15	64,042
40,000		Trinity Industries, Inc.~ 3.875%, 06/01/36	51,179

			444,958

		Information Technology (29.3%)
10,000,000	JPY	Alps Electric Company, Ltd. 0.000%, 03/25/19	119,657
100,000		AOL, Inc.* 0.750%, 09/01/19	104,156
125,000		Citrix Systems, Inc.~* 0.500%, 04/15/19	129,572
10,000		Cornerstone OnDemand, Inc. 1.500%, 07/01/18	9,866
100,000		Epistar Corp. 0.000%, 08/07/18	107,609
25,000		Euronet Worldwide, Inc.* 1.500%, 10/01/44	23,893
50,000		Finisar Corp. 0.500%, 12/15/33	47,814
50,000		LinkedIn Corp.~* 0.500%, 11/01/19	52,775
25,000		Mentor Graphics Corp. 4.000%, 04/01/31	30,650
30,000		Microchip Technology, Inc. 2.125%, 12/15/37	53,548
30,000		Micron Technology, Inc. 3.000%, 11/15/43	34,923

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

110,000		NVIDIA Corp.~ 1.000%, 12/01/18	$123,723
20,000		Palo Alto Networks, Inc.* 0.000%, 07/01/19	26,106
20,000		Proofpoint, Inc. 1.250%, 12/15/18	27,841
50,000		Red Hat, Inc.~* 0.250%, 10/01/19	57,038
100,000		Salesforce.com, Inc. 0.250%, 04/01/18	111,919
85,000		SanDisk Corp.~ 0.500%, 10/15/20	90,661
70,000		ServiceNow, Inc. 0.000%, 11/01/18	83,344
15,000		SunEdison, Inc.* 0.250%, 01/15/20	14,014
40,000		Synchronoss Technologies, Inc. 0.750%, 08/15/19	43,007
50,000		Take-Two Interactive Software, Inc. 1.000%, 07/01/18	73,709
		Twitter, Inc.~*
75,000		1.000%, 09/15/21	67,290
75,000		0.250%, 09/15/19	67,828
5,000,000	JPY	Yaskawa Electric Corp. 0.000%, 03/16/17	57,772

			1,558,715

		Materials (1.9%)
100,000		Cemex, SAB de CV 4.875%, 03/15/15	100,749

		TOTAL CONVERTIBLE BONDS (Cost $4,014,924)	3,975,721

SYNTHETIC CONVERTIBLE SECURITIES (9.2%) ¤
Corporate Bonds (8.1%)
		Consumer Discretionary (2.4%)
50,000		D.R. Horton, Inc. 3.750%, 03/01/19	50,063
25,000		GameStop Corp.* 5.500%, 10/01/19	25,484
50,000		Ryland Group, Inc. 6.625%, 05/01/20	52,719

			128,266

		Energy (0.5%)
25,000		Gulfport Energy Corp. 7.750%, 11/01/20	24,906

		Health Care (1.0%)
50,000		HCA Holdings, Inc. 6.250%, 02/15/21	54,187

PRINCIPAL AMOUNT			VALUE

		Industrials (2.3%)
70,000		Icahn Enterprises, LP 4.875%, 03/15/19	$71,312
50,000		United Continental Holdings, Inc. 6.375%, 06/01/18	53,438

			124,750

		Materials (0.9%)
50,000		Chemtura Corp. 5.750%, 07/15/21	49,281

		Telecommunication Services (1.0%)
50,000		T-Mobile USA, Inc. 6.250%, 04/01/21	51,688

		TOTAL CORPORATE BONDS	433,078

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.1%) #
		Consumer Discretionary (0.4%)
24	EUR	Daimler, AG Call, 06/19/15, Strike 80.00	12,055
16		Lennar Corp. Call, 05/15/15, Strike $45.00	4,768
7		Toyota Motor Corp. Call, 07/17/15, Strike $125.00	5,845

			22,668

		Health Care (0.1%)
7		Celgene Corp. Call, 04/17/15, Strike $125.00	3,395
26		Mylan, Inc. Call, 04/17/15, Strike $60.00	2,509

			5,904

		Industrials (0.2%)
33	EUR	Airbus Group, NV Call, 06/19/15, Strike 52.00	4,699
10	GBP	International Consolidated Airlines Group, SA Call, 07/17/15, Strike 5.60	6,288

			10,987

		Information Technology (0.4%)
18		American International Group I Call, 01/15/16, Strike $57.50	2,862
2		Google, Inc. Call, 06/19/15, Strike $535.00	5,890
9		Lam Research Corp. Call, 06/19/15, Strike $80.00	3,465

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

52	Taiwan Semiconductor Manufacturing Company, Ltd. Call, 04/17/15, Strike $23.00	$5,720

		17,937

	TOTAL PURCHASED OPTIONS	57,496

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $493,743)	490,574

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (6.8%)
	Financials (3.0%)
450	American Tower Corp. 5.250%	49,387
500	Crown Castle International Corp. 4.500%	54,410
45	Wells Fargo & Company 7.500%	55,935

		159,732

	Industrials (2.3%)
125	Genesee & Wyoming, Inc. 5.000%	13,516
1,800	United Technologies Corp. 7.500%	107,892

		121,408

	Utilities (1.5%)
550	Exelon Corp. 6.500%	28,798
700	NextEra Energy, Inc. 5.599%	50,089

		78,887

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $363,582)	360,027

SHORT TERM INVESTMENT (5.7%)
300,429	Fidelity Prime Money Market Fund - Institutional Class (Cost $300,429)	300,429

TOTAL INVESTMENTS (96.5%) (Cost $5,172,678)		5,126,751

OTHER ASSETS, LESS LIABILITIES (3.5%)		188,015

NET ASSETS (100.0%)		$5,314,766

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $990,678.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2015.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (86.6%)
	Consumer Discretionary (13.8%)
1,000,000	British Telecommunications, PLC 2.350%, 02/14/19	$1,019,090
1,000,000	Carnival Corp. 3.950%, 10/15/20	1,075,260
500,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	530,625
500,000	Chrysler Group, LLC 8.000%, 06/15/19	528,125
500,000	DISH DBS Corp. 4.250%, 04/01/18	500,625
800,000	Expedia, Inc. 5.950%, 08/15/20	904,840
700,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	829,223
500,000	GameStop Corp.*^ 5.500%, 10/01/19	509,688
1,000,000	Interpublic Group of Companies, Inc. 2.250%, 11/15/17	1,009,815
500,000	Lennar Corp. 4.500%, 06/15/19	505,000
1,000,000	Macy’s, Inc. 3.875%, 01/15/22	1,075,625
500,000	Mattel, Inc. 2.350%, 05/06/19	503,668
1,000,000	Ralph Lauren Corp. 2.125%, 09/26/18	1,021,805
1,000,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	1,075,000

		11,088,389

	Consumer Staples (3.5%)
1,000,000	Diageo, PLC 1.500%, 05/11/17	1,011,310
750,000	Smithfield Foods, Inc.* 5.250%, 08/01/18	768,281
1,000,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	1,052,870

		2,832,461

	Energy (7.5%)
1,000,000	Chevron Corp. 2.193%, 11/15/19	1,030,235
	Cimarex Energy Company
277,000	4.375%, 06/01/24	263,323
265,000	5.875%, 05/01/22	276,759
814,000	Frontier Oil Corp. 6.875%, 11/15/18	844,700
1,000,000	Hess Corp. 8.125%, 02/15/19	1,195,855

PRINCIPAL AMOUNT		VALUE

1,000,000	Rowan Companies, Inc. 7.875%, 08/01/19	$1,124,815
750,000	SESI, LLC 7.125%, 12/15/21	752,419
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	532,485

		6,020,591

	Financials (18.6%)
1,000,000	American Tower Corp. 5.900%, 11/01/21	1,164,020
1,000,000	AON Corp. 5.000%, 09/30/20	1,139,360
1,500,000	Bank of America Corp. 4.125%, 01/22/24	1,628,520
1,000,000	Bank of New York Mellon Corp. 2.300%, 09/11/19	1,026,300
1,000,000	BB&T Corp. 2.850%, 04/01/21	1,039,855
1,000,000	Berkshire Hathaway Finance Corp. 2.900%, 10/15/20	1,060,845
1,000,000	Fifth Third Bancorp 2.300%, 03/01/19	1,018,220
1,000,000	Goldman Sachs Group, Inc.^ 2.625%, 01/31/19	1,022,565
	JPMorgan Chase & Company
1,500,000	3.875%, 09/10/24	1,552,972
500,000	3.875%, 02/01/24	536,518
1,000,000	Simon Property Group, LP 3.375%, 10/01/24	1,055,375
1,000,000	US Bancorp 3.600%, 09/11/24	1,059,395
1,500,000	Wells Fargo & Company 4.125%, 08/15/23	1,623,015

		14,926,960

	Health Care (8.2%)
1,000,000	AbbVie, Inc. 1.750%, 11/06/17	1,008,080
1,000,000	Actavis, PLC 1.875%, 10/01/17	1,003,170
1,000,000	Celgene Corp. 1.900%, 08/15/17	1,014,400
1,000,000	Edwards Lifesciences Corp. 2.875%, 10/15/18	1,029,165
1,000,000	Express Scripts Holding Company 2.650%, 02/15/17	1,028,850
500,000	HCA, Inc. 3.750%, 03/15/19	506,250
1,000,000	Thermo Fisher Scientific, Inc. 1.850%, 01/15/18	1,007,460

		6,597,375

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (11.6%)
1,000,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust* 5.000%, 10/01/21	$1,064,375
1,000,000	AGCO Corp. 5.875%, 12/01/21	1,143,010
500,000	CNH Industrial Capital, LLC 3.250%, 02/01/17	497,188
1,000,000	Eaton Corp. 1.500%, 11/02/17	1,004,570
500,000	Icahn Enterprises, LP 4.875%, 03/15/19	509,375
800,000	Joy Global, Inc. 5.125%, 10/15/21	907,096
1,000,000	PACCAR Financial Corp. 1.600%, 03/15/17	1,014,175
1,000,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,129,880
1,000,000	Roper Industries, Inc. 1.850%, 11/15/17	1,007,135
500,000	Southwest Airlines Company 2.750%, 11/06/19	516,813
500,000	Verisk Analytics, Inc. 4.125%, 09/12/22	535,302

		9,328,919

	Information Technology (11.6%)
1,000,000	Activision Blizzard, Inc.* 5.625%, 09/15/21	1,070,625
500,000	Alibaba Group Holding, Ltd.* 3.125%, 11/28/21	506,850
500,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	495,938
1,000,000	Amphenol Corp. 4.000%, 02/01/22	1,079,910
500,000	Anixter, Inc. 5.625%, 05/01/19	529,062
500,000	eBay, Inc. 3.250%, 10/15/20	518,958
500,000	Equinix, Inc. 5.375%, 01/01/22	520,312
500,000	Fiserv, Inc. 3.500%, 10/01/22	521,042
1,000,000	Juniper Networks, Inc. 3.100%, 03/15/16	1,020,260
500,000	Nuance Communications, Inc.* 5.375%, 08/15/20	504,688
500,000	NXP Semiconductors, NV* 3.750%, 06/01/18	503,125
1,000,000	Oracle Corp. 2.250%, 10/08/19	1,029,220

PRINCIPAL AMOUNT		VALUE

1,000,000	Seagate Technology, PLC 3.750%, 11/15/18	$1,040,080

		9,340,070

	Materials (6.2%)
500,000	Alcoa, Inc.^ 5.125%, 10/01/24	546,250
1,000,000	ArcelorMittal, SA 5.750%, 08/05/20	1,033,125
1,000,000	Barrick Gold Corp. 6.950%, 04/01/19	1,157,580
1,000,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	1,037,865
300,000	Huntsman International, LLC* 5.125%, 11/15/22	298,875
850,000	Newmont Mining Corp.^ 5.125%, 10/01/19	932,505

		5,006,200

	Telecommunication Services (3.0%)
690,000	CenturyLink, Inc.^ 6.750%, 12/01/23	775,608
1,000,000	Sprint Capital Corp. 6.900%, 05/01/19	1,018,750
500,000	Verizon Communications, Inc. 5.150%, 09/15/23	575,073

		2,369,431

	Utilities (2.6%)
1,000,000	NextEra Energy, Inc. 2.700%, 09/15/19	1,031,320
1,000,000	Southern Company 2.150%, 09/01/19	1,019,400

		2,050,720

	TOTAL CORPORATE BONDS (Cost $66,500,122)	69,561,116

U.S. GOVERNMENT AND AGENCY SECURITIES (9.1%)
	United States Treasury Note
5,000,000	2.250%, 11/15/24	5,267,676
2,000,000	1.625%, 12/31/19	2,043,984

	(Cost $7,176,035)	7,311,660

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (3.7%)
	Federal Home Loan Bank Discount Notes
245,003	0.000%, 02/27/15	$245,003
245,002	0.000%, 02/06/15	245,002
245,002	0.000%, 03/02/15	245,002
245,002	0.000%, 02/23/15	245,002
245,000	0.000%, 02/26/15	245,000
181,327	0.000%, 02/10/15	181,327
145,764	0.000%, 03/26/15	145,764
84,347	0.000%, 03/30/15	84,347
	United States Treasury Bill
73,513	0.000%, 02/12/15	73,513
49,008	0.000%, 02/26/15	49,008
403,791	Fidelity Prime Money Market Fund - Institutional Class	403,791
392,067	Goldman Sachs Financial Square Fund	392,067
392,067	Morgan Stanley Institutional Liquidity Fund	392,067

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $2,946,893)	2,946,893

TOTAL INVESTMENTS (99.4%) (Cost $76,623,050)		79,819,669

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.7%)		(2,946,893)

OTHER ASSETS, LESS LIABILITIES (4.3%)		3,396,886

NET ASSETS (100.0%)		$80,269,662

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (87.4%)
	Consumer Discretionary (24.4%)
600,000	Altice, SA* 7.750%, 05/15/22	$620,625
1,060,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/22	1,141,488
210,000	Brunswick Corp.* 4.625%, 05/15/21	208,819
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	1,326,562
1,090,000	Cedar Fair, LP* 5.375%, 06/01/24	1,101,581
1,364,000	Century Communities, Inc.* 6.875%, 05/15/22	1,331,605
600,000	Chrysler Group, LLC 8.000%, 06/15/19	633,750
550,000	Cogeco Cable, Inc.* 4.875%, 05/01/20	554,813
1,080,000	DISH DBS Corp. 5.125%, 05/01/20	1,102,275
1,200,000	Dufry Finance, SCA* 5.500%, 10/15/20	1,244,250
1,350,000	GameStop Corp.*^ 5.500%, 10/01/19	1,376,156
1,300,000	Goodyear Tire & Rubber Company 7.000%, 05/15/22	1,407,250
1,150,000	Jaguar Land Rover Automotive, PLC* 4.250%, 11/15/19	1,175,875
1,750,000	L Brands, Inc. 5.625%, 02/15/22	1,900,937
1,050,000	Lennar Corp. 4.500%, 06/15/19	1,060,500
1,400,000	Liberty Interactive, LLC 8.500%, 07/15/29	1,562,750
1,375,000	Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	1,383,594
445,000	Meritage Homes Corp. 7.000%, 04/01/22	469,197
1,000,000	Netflix, Inc. 5.375%, 02/01/21	1,036,250
1,330,000	Nexstar Broadcasting, Inc.*^ 6.125%, 02/15/22	1,335,819
675,000	Numericable Group, SA* 6.000%, 05/15/22	691,031
713,000	Outerwall, Inc. 6.000%, 03/15/19	696,066
1,360,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	1,385,500
858,000	Ryland Group, Inc. 6.625%, 05/01/20	904,654

PRINCIPAL AMOUNT		VALUE

1,500,000	Six Flags Entertainment Corp.* 5.250%, 01/15/21	$1,520,625
1,325,000	Speedway Motorsports, Inc.* 5.125%, 02/01/23	1,350,672
1,275,000	Time, Inc.* 5.750%, 04/15/22	1,235,156
	Toll Brothers Finance Corp.
1,200,000	4.000%, 12/31/18	1,220,250
850,000	5.625%, 01/15/24	913,750
990,000	WhiteWave Foods Company - Class A 5.375%, 10/01/22	1,046,306
1,900,000	WMG Acquisition Corp.* 6.750%, 04/15/22	1,719,500

		34,657,606

	Consumer Staples (0.7%)
430,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	374,100
634,000	Post Holdings, Inc. 7.375%, 02/15/22	647,076

		1,021,176

	Energy (12.2%)
370,000	Atwood Oceanics, Inc. 6.500%, 02/01/20	335,544
590,000	Berry Petroleum Company, LLC 6.750%, 11/01/20	430,700
420,000	Bill Barrett Corp.^ 7.000%, 10/15/22	349,913
340,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.* 6.125%, 11/15/22	336,600
1,030,000	Bonanza Creek Energy, Inc. 6.750%, 04/15/21	925,713
	Calumet Specialty Products Partners, LP
1,500,000	9.625%, 08/01/20	1,486,875
188,000	6.500%, 04/15/21*	162,855
1,600,000	Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	1,604,000
1,200,000	Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp. 6.125%, 03/01/22	1,175,250
1,655,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	1,310,553
1,875,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	1,450,781
1,055,000	Gulfport Energy Corp. 7.750%, 11/01/20	1,051,044
1,260,000	Linn Energy, LLC^‡ 6.250%, 11/01/19	966,262

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,500,000	Oasis Petroleum, Inc. 6.875%, 01/15/23	$1,379,062
600,000	Pacific Drilling, SA* 5.375%, 06/01/20	450,000
775,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/18	657,781
435,000	Pioneer Energy Services Corp. 6.125%, 03/15/22	304,228
458,000	Rice Energy, Inc.^ 6.250%, 05/01/22	443,115
1,390,000	Seventy Seven Operating, LLC 6.625%, 11/15/19	1,010,356
2,400,000	W&T Offshore, Inc. 8.500%, 06/15/19	1,545,000

		17,375,632

	Financials (5.1%)
1,210,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	1,260,669
910,000	First Cash Financial Services, Inc. 6.750%, 04/01/21	942,419
1,325,000	Iron Mountain, Inc. 6.000%, 08/15/23	1,387,109
750,000	iStar Financial, Inc. 4.875%, 07/01/18	742,500
	Jefferies Finance, LLC*
1,000,000	7.375%, 04/01/20	927,500
694,000	6.875%, 04/15/22	626,335
	Nationstar Mortgage, LLC / Nationstar Capital Corp.
895,000	6.500%, 07/01/21	778,091
600,000	7.875%, 10/01/20	558,000

		7,222,623

	Health Care (7.4%)
850,000	Alere, Inc. 6.500%, 06/15/20	866,469
1,260,000	Crimson Merger Sub, Inc.*^ 6.625%, 05/15/22	1,098,562
1,300,000	DaVita HealthCare Partners, Inc. 5.750%, 08/15/22	1,388,562
725,000	HCA Holdings, Inc. 6.250%, 02/15/21	785,719
1,581,000	HCA, Inc. 4.750%, 05/01/23	1,658,074
905,000	Hologic, Inc. 6.250%, 08/01/20	944,594
750,000	Omnicare, Inc. 4.750%, 12/01/22	777,187
840,000	Tenet Healthcare Corp. 6.750%, 02/01/20	893,025

PRINCIPAL AMOUNT		VALUE

750,000	Universal Health Services, Inc.* 4.750%, 08/01/22	$763,594
500,000	Valeant Pharmaceuticals International, Inc.* 7.250%, 07/15/22	536,250
	VPII Escrow Corp.*
450,000	6.750%, 08/15/18	478,688
290,000	7.500%, 07/15/21	318,275

		10,508,999

	Industrials (14.5%)
1,155,000	ACCO Brands Corp.^ 6.750%, 04/30/20	1,232,241
1,075,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust* 5.000%, 10/01/21	1,144,203
1,030,000	DigitalGlobe, Inc.*^ 5.250%, 02/01/21	989,444
1,100,000	Dycom Investments, Inc. 7.125%, 01/15/21	1,155,687
1,836,000	Edgen Murray Corp.* 8.750%, 11/01/20	2,006,977
1,012,000	Garda World Security Corp.* 7.250%, 11/15/21	992,393
790,000	GrafTech International, Ltd. 6.375%, 11/15/20	673,475
	Icahn Enterprises, LP
744,000	5.875%, 02/01/22	761,670
190,000	4.875%, 03/15/19	193,563
725,000	Meritor, Inc. 6.750%, 06/15/21	754,906
	Michael Baker International, LLC*
850,000	8.250%, 10/15/18	843,094
627,000	8.875%, 04/15/19	567,827
1,430,000	Multi-Color Corp.* 6.125%, 12/01/22	1,452,344
740,000	Navistar International Corp. 8.250%, 11/01/21	723,350
1,530,000	Spirit AeroSystems Holdings, Inc. 5.250%, 03/15/22	1,570,162
1,030,000	Terex Corp. 6.000%, 05/15/21	1,045,450
2,825,000	Titan International, Inc. 6.875%, 10/01/20	2,441,859
1,200,000	United Continental Holdings, Inc. 6.375%, 06/01/18	1,282,500
750,000	United Rentals North America, Inc. 7.625%, 04/15/22	826,875

		20,658,020

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Information Technology (7.3%)
850,000	Activision Blizzard, Inc.*^ 5.625%, 09/15/21	$910,031
1,185,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	1,175,372
1,160,000	Amkor Technology, Inc. 6.625%, 06/01/21	1,181,750
1,200,000	Belden, Inc.* 5.500%, 09/01/22	1,204,500
1,000,000	Cardtronics, Inc.* 5.125%, 08/01/22	982,500
1,000,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	1,094,375
1,330,000	Micron Technology, Inc. 5.250%, 08/01/23	1,330,000
640,000	Nuance Communications, Inc.* 5.375%, 08/15/20	646,000
800,000	NXP Semiconductors, NV* 5.750%, 02/15/21	844,500
900,000	Viasystems, Inc.* 7.875%, 05/01/19	953,438

		10,322,466

	Materials (8.5%)
1,430,000	Alcoa, Inc.^ 5.125%, 10/01/24	1,562,275
1,529,000	ArcelorMittal, SA 5.750%, 08/05/20	1,579,648
1,363,000	Chemtura Corp. 5.750%, 07/15/21	1,343,407
	First Quantum Minerals, Ltd.*
690,000	7.000%, 02/15/21^	576,150
690,000	6.750%, 02/15/20	586,500
1,675,000	FMG Resources*^ 8.250%, 11/01/19	1,490,750
540,000	Huntsman International, LLC* 5.125%, 11/15/22	537,975
	INEOS Group Holdings, SA*^
800,000	6.125%, 08/15/18	770,500
600,000	5.875%, 02/15/19	570,375
850,000	New Gold, Inc.* 6.250%, 11/15/22	840,437
1,405,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	1,426,075
754,000	United States Steel Corp. 6.875%, 04/01/21	752,115

		12,036,207

	Telecommunication Services (6.6%)
912,000	CenturyLink, Inc.^ 6.750%, 12/01/23	1,025,152

PRINCIPAL AMOUNT		VALUE

	Frontier Communications Corp.
745,000	7.625%, 04/15/24	$789,234
145,000	6.875%, 01/15/25	147,266
740,000	Inmarsat Finance, PLC* 4.875%, 05/15/22	742,775
	Intelsat, SA
950,000	7.750%, 06/01/21	945,250
100,000	8.125%, 06/01/23	101,438
1,450,000	SBA Communications Corp.* 4.875%, 07/15/22	1,411,937
	Sprint Corp.
2,570,000	7.250%, 09/15/21	2,576,425
320,000	7.125%, 06/15/24	311,400
1,320,000	T-Mobile USA, Inc. 6.625%, 04/01/23	1,371,975

		9,422,852

	Utilities (0.7%)
1,000,000	Calpine Corp. 5.500%, 02/01/24	1,000,000

	TOTAL CORPORATE BONDS (Cost $127,859,785)	124,225,581

CONVERTIBLE BONDS (1.5%)
	Consumer Discretionary (0.7%)
975,000	MGM Resorts International 4.250%, 04/15/15	1,073,309

	Financials (0.8%)
1,109,000	Ares Capital Corp. 5.750%, 02/01/16	1,142,908

	TOTAL CONVERTIBLE BONDS (Cost $2,377,811)	2,216,217

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (1.8%)
	Energy (0.8%)
1,125	Chesapeake Energy Corp.* 5.750%	1,141,172

	Industrials (0.5%)
12,700	United Technologies Corp. 7.500%	761,238

	Utilities (0.5%)
12,500	Dominion Resources, Inc. 6.375%	646,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,693,288)	2,548,910

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

SHORT TERM INVESTMENT (14.2%)
20,202,997	Fidelity Prime Money Market Fund - Institutional Class (Cost $20,202,997)	$20,202,997

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (9.8%)
	Federal Home Loan Bank Discount Notes
1,158,553	0.000%, 02/27/2015	1,158,553
1,158,549	0.000%, 03/02/2015	1,158,549
1,158,546	0.000%, 02/23/2015	1,158,546
1,158,545	0.000%, 02/06/2015	1,158,545
1,158,540	0.000%, 02/26/2015	1,158,540
857,447	0.000%, 02/10/2015	857,447
689,279	0.000%, 03/26/2015	689,279
398,854	0.000%, 03/30/2015	398,854
	United States Treasury Bill
347,621	0.000%, 02/12/2015	347,621
231,745	0.000%, 02/26/2015	231,745
1,909,414	Fidelity Prime Money Market Fund-Institutional Class	1,909,414
1,853,978	Goldman Sachs Financial Square Fund	1,853,978
1,853,978	Morgan Stanley Institutional Liquidity Fund	1,853,978

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $13,935,049)	13,935,049

TOTAL INVESTMENTS (114.7%) (Cost $167,068,930)		163,128,754

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.8%)		(13,935,049)

LIABILITIES, LESS OTHER ASSETS (-4.9%)		(7,033,265)

NET ASSETS (100.0%)		$142,160,440

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2015.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (35.2%)
	Consumer Discretionary (6.0%)
15,000,000	Ctrip.com International, Ltd. 1.250%, 10/15/18	$14,754,975
8,000,000	HomeAway, Inc.* 0.125%, 04/01/19	7,284,560
6,000,000	Iconix Brand Group, Inc.~ 1.500%, 03/15/18	7,069,530
	Jarden Corp.~
12,000,000	1.875%, 09/15/18	18,954,600
5,000,000	1.500%, 06/15/19	6,662,775
5,000,000	Liberty Interactive, LLC*^ 1.000%, 09/30/43	5,661,575
10,000,000	Live Nation Entertainment, Inc.*^ 2.500%, 05/15/19	10,439,700
4,000,000	M/I Homes, Inc.^ 3.000%, 03/01/18	3,931,140
11,635,000	Meritage Homes Corp.^ 1.875%, 09/15/32	11,499,103
16,500,000	MGM Resorts International~ 4.250%, 04/15/15	18,163,695
	Priceline Group, Inc.~
15,000,000	1.000%, 03/15/18	18,731,550
10,000,000	0.900%, 09/15/21*	9,298,300
10,000,000	Restoration Hardware Holdings, Inc.*^ 0.000%, 06/15/19	9,964,800
12,000,000	Ryland Group, Inc.~ 1.625%, 05/15/18	16,546,860
14,000,000	Shutterfly, Inc. 0.250%, 05/15/18	13,471,290
6,500,000	Standard Pacific Corp.~ 1.250%, 08/01/32	7,162,610
5,250,000	TAL Education Group*~ 2.500%, 05/15/19	6,973,628
32,500,000	Tesla Motors, Inc. 1.250%, 03/01/21	28,049,450
9,500,000	Toll Brothers Finance Corp. 0.500%, 09/15/32	9,647,630
15,000,000	Vipshop Holdings, Ltd. 1.500%, 03/15/19	19,565,625

		243,833,396

	Consumer Staples (0.1%)
4,000,000	IGI Laboratories, Inc.* 3.750%, 12/15/19	4,372,020

	Energy (2.2%)
17,000,000	Chesapeake Energy Corp.^ 2.750%, 11/15/35	16,984,190
22,500,000	Energy XXI, Ltd. 3.000%, 12/15/18	6,740,213

PRINCIPAL AMOUNT		VALUE

6,850,000	Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	$7,321,623
9,000,000	Newpark Resources, Inc.~ 4.000%, 10/01/17	9,657,495
11,500,000	Petroleum Development Corp.*~ 3.250%, 05/15/16	14,009,242
3,000,000	Renewable Energy Group, Inc.^ 2.750%, 06/15/19	2,680,020
	SEACOR Holdings, Inc.
14,295,000	2.500%, 12/15/27~	14,975,942
5,000,000	3.000%, 11/15/28	4,529,850
16,000,000	Stone Energy Corp.^ 1.750%, 03/01/17	13,958,480

		90,857,055

	Financials (2.0%)
4,000,000	American Residential Properties OP, LP*~ 3.250%, 11/15/18	4,007,740
	AmTrust Financial Services, Inc.
4,821,000	2.750%, 12/15/44	4,083,146
3,000,000	2.750%, 12/15/44*	2,540,625
3,500,000	Cowen Group, Inc.* 3.000%, 03/15/19	3,513,125
5,000,000	DDR Corp.~ 1.750%, 11/15/40	6,566,575
	Encore Capital Group, Inc.
5,000,000	3.000%, 11/27/17~	6,358,275
5,000,000	2.875%, 03/15/21*	4,414,000
3,000,000	Ezcorp, Inc.* 2.125%, 06/15/19	2,593,485
10,000,000	Forest City Enterprises, Inc.~ 4.250%, 08/15/18	12,148,200
6,000,000	Forestar Group, Inc. 3.750%, 03/01/20	5,386,380
2,200,000	FXCM, Inc. 2.250%, 06/15/18	1,564,387
5,000,000	SL Green Operating Partnership, LP*~^ 3.000%, 10/15/17	7,758,275
5,000,000	Starwood Property Trust, Inc. 3.750%, 10/15/17	5,164,525
	Starwood Waypoint Residential Trust*
6,000,000	3.000%, 07/01/19	5,516,220
5,000,000	4.500%, 10/15/17	5,028,725
8,000,000	Walter Investment Management Corp.^ 4.500%, 11/01/19	5,832,280

		82,475,963

	Health Care (4.4%)
8,391,000	Acorda Therapeutics, Inc. 1.750%, 06/15/21	9,791,542
5,000,000	Allscripts Healthcare Solutions, Inc. 1.250%, 07/01/20	4,874,200

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

10,000,000	AMAG Pharmaceuticals, Inc. 2.500%, 02/15/19	$17,351,000
2,500,000	Brocade Communications Systems, Inc.* 1.375%, 01/01/20	2,559,425
9,500,000	Brookdale Senior Living, Inc.~ 2.750%, 06/15/18	12,239,942
7,500,000	Depomed, Inc. 2.500%, 09/01/21	8,687,288
3,500,000	Emergent Biosolutions, Inc.^ 2.875%, 01/15/21	4,027,188
7,000,000	Healthways, Inc. 1.500%, 07/01/18	8,405,670
6,338,000	Illumina, Inc.*~^ 0.000%, 06/15/19	7,175,218
3,804,000	Insulet Corp. 2.000%, 06/15/19	3,730,887
10,162,000	Integra LifeSciences Holdings Corp.~^ 1.625%, 12/15/16	10,925,471
9,700,000	Jazz Investments I, Ltd.*^ 1.875%, 08/15/21	11,258,790
7,000,000	Ligand Pharmaceuticals, Inc.* 0.750%, 08/15/19	7,188,440
	Medicines Company
12,500,000	1.375%, 06/01/17	14,995,750
7,500,000	2.500%, 01/15/22*	8,159,625
	Molina Healthcare, Inc.
10,500,000	1.625%, 08/15/44	11,455,972
5,000,000	1.125%, 01/15/20~	6,691,250
8,000,000	NuVasive, Inc. 2.750%, 07/01/17	10,074,120
5,000,000	Quidel Corp. 3.250%, 12/15/20	5,033,500
8,000,000	Spectranetics Corp. 2.625%, 06/01/34	9,862,120
5,000,000	Wright Medical Group, Inc.~ 2.000%, 08/15/17	5,685,750

		180,173,148

	Industrials (1.4%)
3,750,000	CBIZ, Inc.*~ 4.875%, 10/01/15	4,440,956
4,000,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	5,800,720
10,000,000	Huron Consulting Group, Inc.*^ 1.250%, 10/01/19	11,284,850
	Navistar International Corp.
10,000,000	4.750%, 04/15/19*	8,920,900
10,000,000	4.500%, 10/15/18^	8,926,300
5,000,000	SolarCity Corp.* 1.625%, 11/01/19	4,343,600
10,000,000	Trinity Industries, Inc. 3.875%, 06/01/36	12,794,650

		56,511,976

PRINCIPAL AMOUNT		VALUE

	Information Technology (17.9%)
8,500,000	AOL, Inc.*^ 0.750%, 09/01/19	$8,853,303
3,000,000	Blucora, Inc. 4.250%, 04/01/19	2,814,795
7,750,000	Bottomline Technologies (de), Inc.~ 1.500%, 12/01/17	8,138,159
10,000,000	Broadsoft, Inc.~^ 1.500%, 07/01/18	10,207,700
7,000,000	Canadian Solar, Inc.* 4.250%, 02/15/19	5,945,485
8,800,000	Cardtronics, Inc.^ 1.000%, 12/01/20	8,260,252
15,900,000	Ciena Corp.* 3.750%, 10/15/18	18,923,941
10,000,000	Citrix Systems, Inc.*^ 0.500%, 04/15/19	10,365,800
12,000,000	Cornerstone OnDemand, Inc. 1.500%, 07/01/18	11,839,440
10,716,000	CSG Systems International, Inc.*~ 3.000%, 03/01/17	12,519,931
5,000,000	Dealertrack Technologies, Inc.~ 1.500%, 03/15/17	6,083,375
30,000,000	Electronic Arts, Inc. 0.750%, 07/15/16	52,084,650
10,500,000	Electronics For Imaging, Inc.*~ 0.750%, 09/01/19	10,343,078
11,900,000	Emulex Corp. 1.750%, 11/15/18	11,377,233
5,000,000	EnerNOC, Inc.* 2.250%, 08/15/19	4,328,750
5,000,000	Envestnet, Inc. 1.750%, 12/15/19	5,328,175
5,000,000	Euronet Worldwide, Inc.* 1.500%, 10/01/44	4,778,600
12,752,000	Finisar Corp. 0.500%, 12/15/33	12,194,419
9,500,000	Infinera Corp.^ 1.750%, 06/01/18	13,414,902
13,000,000	InterDigital, Inc. 2.500%, 03/15/16	14,053,260
15,000,000	JDS Uniphase Corp.^ 0.625%, 08/15/33	15,407,250
7,500,000	Lam Research Corp.~ 0.500%, 05/15/16	9,627,000
12,500,000	LinkedIn Corp.* 0.500%, 11/01/19	13,193,687
10,000,000	Mentor Graphics Corp.~^ 4.000%, 04/01/31	12,259,850
10,000,000	MercadoLibre, Inc.* 2.250%, 07/01/19	11,724,550
5,000,000	Microchip Technology, Inc. 2.125%, 12/15/37	8,924,675

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

10,000,000	Micron Technology, Inc. 1.625%, 02/15/33	$26,822,550
2,500,000	NetSuite, Inc. 0.250%, 06/01/18	2,701,113
20,000,000	NVIDIA Corp. 1.000%, 12/01/18	22,495,100
15,000,000	NXP Semiconductors, NV* 1.000%, 12/01/19	16,080,075
25,000,000	ON Semiconductor Corp.^ 2.625%, 12/15/26	29,729,500
10,600,000	Palo Alto Networks, Inc.* 0.000%, 07/01/19	13,835,968
5,200,000	Photronics, Inc.^ 3.250%, 04/01/16	5,460,988
7,500,000	Proofpoint, Inc. 1.250%, 12/15/18	10,440,262
5,000,000	PROS Holdings, Inc.* 2.000%, 12/01/19	4,946,350
29,985,000	Qihoo 360 Technology Company, Ltd.* 1.750%, 08/15/21	24,986,201
7,000,000	Rambus, Inc.~ 1.125%, 08/15/18	7,999,740
5,500,000	Rovi Corp.^ 2.625%, 02/15/40	5,523,293
18,500,000	Salesforce.com, Inc.^ 0.250%, 04/01/18	20,705,015
	SanDisk Corp.
30,000,000	1.500%, 08/15/17	46,448,250
10,000,000	0.500%, 10/15/20	10,666,050
4,500,000	ServiceNow, Inc. 0.000%, 11/01/18	5,357,835
10,000,000	SINA Corp. 1.000%, 12/01/18	9,160,700
8,000,000	Spansion, LLC.~ 2.000%, 09/01/20	20,490,360
	SunEdison, Inc.*
7,000,000	2.375%, 04/15/22	7,030,625
6,250,000	2.000%, 10/01/18~	8,897,125
2,500,000	SunPower Corp.~^ 0.750%, 06/01/18	2,947,175
4,651,000	Synchronoss Technologies, Inc. 0.750%, 08/15/19	5,000,639
	Take-Two Interactive Software, Inc.~
10,000,000	1.000%, 07/01/18	14,741,750
9,000,000	1.750%, 12/01/16	14,429,025
7,000,000	TiVo, Inc.* 4.000%, 03/15/16	7,837,410
5,000,000	TTM Technologies, Inc. 1.750%, 12/15/20	4,593,475

PRINCIPAL AMOUNT		VALUE

	Twitter, Inc.*
15,000,000	1.000%, 09/15/21	$13,458,075
15,000,000	0.250%, 09/15/19	13,565,625
5,000,000	Web.com Group, Inc. 1.000%, 08/15/18	4,415,275
14,500,000	Workday, Inc.~ 0.750%, 07/15/18	17,013,285
5,000,000	Xilinx, Inc.~ 2.625%, 06/15/17	6,921,325
5,000,000	Yahoo!, Inc. 0.000%, 12/01/18	5,408,750
16,601,000	Yandex, NV 1.125%, 12/15/18	12,818,628
10,000,000	YY, Inc.* 2.250%, 04/01/19	9,723,550

		735,643,347

	Materials (1.2%)
4,000,000	B2Gold Corp. 3.250%, 10/01/18	3,684,980
15,000,000	Cemex, SAB de CV~ 3.750%, 03/15/18	16,778,175
2,950,000	Horsehead Holding Corp.~ 3.800%, 07/01/17	3,243,628
14,000,000	Royal Gold, Inc. 2.875%, 06/15/19	15,109,290
	RTI International Metals, Inc.^
4,000,000	3.000%, 12/01/15	4,059,100
3,600,000	1.625%, 10/15/19	3,328,740
3,750,000	United States Steel Corp.~ 2.750%, 04/01/19	4,534,256

		50,738,169

	TOTAL CONVERTIBLE BONDS (Cost $1,436,836,196)	1,444,605,074

SYNTHETIC CONVERTIBLE SECURITIES (13.7%) ¤
Corporate Bonds (13.7%)
	Consumer Discretionary (3.7%)
6,500,000	Amazon.com, Inc.~ 0.650%, 11/27/15	6,505,525
500,000	American Honda Finance Corp. 1.125%, 10/07/16	503,670
6,000,000	British Telecommunications, PLC~ 1.250%, 02/14/17	6,004,620
10,000,000	Chrysler Group, LLC 8.000%, 06/15/19	10,562,500
6,820,000	D.R. Horton, Inc. 3.750%, 03/01/19	6,828,525
	Daimler Finance North America, LLC*~
5,000,000	1.300%, 07/31/15	5,019,875
5,000,000	1.250%, 01/11/16	5,029,600

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	DIRECTV Holdings, LLC~
5,000,000	3.500%, 03/01/16	$5,137,775
5,000,000	2.400%, 03/15/17	5,115,825
10,000,000	DISH DBS Corp. 4.250%, 04/01/18	10,012,500
3,169,000	Express, LLC 8.750%, 03/01/18	3,254,230
	Ford Motor Credit Company, LLC~
5,000,000	1.700%, 05/09/16	5,031,675
2,000,000	1.500%, 01/17/17	2,001,960
	General Motors Company, Inc.
3,000,000	3.250%, 05/15/18~	3,056,250
2,000,000	2.750%, 05/15/16~	2,027,500
500,000	2.625%, 07/10/17	505,313
5,000,000	Harley-Davidson Financial Services, Inc.*~ 1.150%, 09/15/15	5,014,775
4,000,000	Hyundai Capital America*~ 1.625%, 10/02/15	4,021,480
9,175,000	Icahn Enterprises, LP~ 3.500%, 03/15/17	9,197,938
	Lennar Corp.
8,760,000	4.500%, 06/15/19	8,847,600
7,000,000	4.125%, 12/01/18	7,021,875
5,745,000	Meritage Homes Corp. 4.500%, 03/01/18	5,723,456
5,605,000	NCL Corp., Ltd. - Class C 5.000%, 02/15/18	5,671,559
2,000,000	Nissan Motor Acceptance Corp.*~‡ 0.785%, 03/03/17	2,002,850
2,000,000	Numericable Group, SA* 4.875%, 05/15/19	2,003,750
5,333,000	Sally Holdings, LLC 6.875%, 11/15/19	5,679,645
2,000,000	Thomson Reuters Corp.~ 0.875%, 05/23/16	1,999,990
2,500,000	Time Warner, Inc.~ 3.150%, 07/15/15	2,529,287
13,760,000	Toll Brothers Finance Corp. 4.000%, 12/31/18	13,992,200
3,000,000	Volkswagen International Finance, NV*~ 1.150%, 11/20/15	3,015,750

		153,319,498

	Consumer Staples (1.0%)
	ConAgra Foods, Inc.~
5,000,000	1.350%, 09/10/15	5,018,000
4,500,000	1.300%, 01/25/16	4,515,818
4,000,000	Constellation Brands, Inc.~ 7.250%, 09/01/16	4,342,500
500,000	General Mills, Inc. 0.875%, 01/29/16	501,483

PRINCIPAL AMOUNT		VALUE

6,561,000	Kellogg Company~ 1.125%, 05/15/15	$6,574,253
3,000,000	Kraft Foods Group, Inc.~ 1.625%, 06/04/15	3,007,530
11,347,000	Reynolds American, Inc.~ 1.050%, 10/30/15	11,346,943
3,000,000	Walgreens Boots Alliance, Inc.~ 1.000%, 03/13/15	3,002,025
1,000,000	WM Wrigley Jr. Company*~ 1.400%, 10/21/16	1,005,300

		39,313,852

	Energy (1.8%)
6,410,000	Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	6,426,025
5,000,000	Chesapeake Energy Corp.~ 3.250%, 03/15/16	4,990,625
	CNOOC, Ltd.~
1,000,000	1.625%, 04/30/17	997,340
500,000	1.125%, 05/09/16	499,455
3,000,000	Enbridge, Inc.~‡ 0.905%, 10/01/16	2,985,015
3,235,000	Exterran Holdings, Inc. 7.250%, 12/01/18	3,178,388
14,110,000	Frontier Oil Corp. 6.875%, 11/15/18	14,642,159
8,000,000	Marathon Oil Corp.~ 0.900%, 11/01/15	7,989,320
1,500,000	Nabors Industries, Inc.~ 2.350%, 09/15/16	1,488,150
3,197,000	Oasis Petroleum, Inc.^ 7.250%, 02/01/19	3,057,131
7,000,000	Petrobras Global Finance, BV 2.000%, 05/20/16	6,584,585
14,866,000	SESI, LLC 6.375%, 05/01/19	14,907,996
6,000,000	Whiting Petroleum Corp.^ 6.500%, 10/01/18	5,913,750

		73,659,939

	Financials (2.4%)
5,000,000	ABN AMRO Bank, NV*~^ 1.375%, 01/22/16	5,032,100
5,000,000	Aviation Capital Group Corp.*~ 3.875%, 09/27/16	5,136,475
8,000,000	Bank of America Corp.~ 1.250%, 01/11/16	8,026,080
7,750,000	BB&T Corp.~ 1.000%, 04/03/17	7,739,692
1,000,000	Berkshire Hathaway Finance Corp.~ 0.950%, 08/15/16	1,007,800
500,000	Berkshire Hathaway, Inc.~ 0.800%, 02/11/16	502,075

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,000,000	CIT Group, Inc. 4.250%, 08/15/17	$5,078,125
10,000,000	Citigroup, Inc.~ 1.300%, 04/01/16	10,044,050
1,850,000	Deutsche Bank, AG~ 1.400%, 02/13/17	1,856,318
7,000,000	Goldman Sachs Group, Inc.~ 1.600%, 11/23/15	7,043,785
	iStar Financial, Inc.
6,000,000	4.875%, 07/01/18	5,940,000
6,000,000	3.875%, 07/01/16	6,022,500
2,000,000	4.000%, 11/01/17	1,961,250
	JPMorgan Chase & Company~
15,000,000	0.800%, 04/23/15	15,006,450
5,000,000	1.100%, 10/15/15	5,014,750
5,000,000	Leucadia National Corp.~ 8.125%, 09/15/15	5,193,750
6,000,000	Morgan Stanley~ 1.750%, 02/25/16	6,046,050

		96,651,250

	Health Care (1.1%)
10,000,000	AbbVie, Inc.~ 1.200%, 11/06/15	10,036,150
1,000,000	Actavis Funding SCS 1.300%, 06/15/17	990,540
5,000,000	Amgen, Inc.~ 2.500%, 11/15/16	5,134,800
5,000,000	Anthem, Inc.~ 1.250%, 09/10/15	5,018,125
1,000,000	ANZ New Zealand (Int’l), Ltd.*~ 1.400%, 04/27/17	1,002,890
3,000,000	Baxter International, Inc.~ 0.950%, 06/01/16	3,006,405
6,000,000	Community Health Systems, Inc. 5.125%, 08/15/18	6,213,750
5,000,000	Fresenius US Finance II, Inc.* 9.000%, 07/15/15	5,184,375
2,703,000	HCA, Inc.~ 3.750%, 03/15/19	2,736,788
	Mylan, Inc.~
1,000,000	1.800%, 06/24/16	1,007,855
500,000	1.350%, 11/29/16	500,075
3,050,000	Thermo Fisher Scientific, Inc.~ 3.200%, 05/01/15	3,067,415
1,000,000	VPII Escrow Corp.* 6.750%, 08/15/18	1,063,750

		44,962,918

	Industrials (1.5%)
12,000,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust*~^ 2.750%, 05/15/17	11,910,000

PRINCIPAL AMOUNT		VALUE

4,000,000	Air Lease Corp.~ 4.500%, 01/15/16	$4,099,060
4,625,000	Caterpillar, Inc.~ 0.700%, 02/26/16	4,642,945
	CNH Industrial Capital, LLC
7,675,000	3.875%, 11/01/15	7,727,766
4,800,000	3.250%, 02/01/17~	4,773,000
12,981,000	Deluxe Corp. 7.000%, 03/15/19	13,507,120
8,000,000	Eaton Corp.~ 0.950%, 11/02/15	8,014,200
1,000,000	GATX Corp.~ 1.250%, 03/04/17	997,025
500,000	John Deere Capital Corp.~ 1.050%, 10/11/16	503,532
1,000,000	PACCAR Financial Corp.~ 0.800%, 02/08/16	1,003,605
5,000,000	Penske Truck Leasing Company, LP* 2.500%, 03/15/16	5,071,525
1,000,000	Rockwell Collins, Inc.~‡ 0.591%, 12/15/16	999,925

		63,249,703

	Information Technology (1.2%)
14,700,000	Alliance Data Systems Corp.* 5.250%, 12/01/17	15,196,125
13,000,000	Anixter International, Inc.~ 5.950%, 03/01/15	13,040,820
5,000,000	Hewlett-Packard Company~ 3.000%, 09/15/16	5,151,225
5,000,000	Jabil Circuit, Inc.~ 7.750%, 07/15/16	5,390,625
7,000,000	Sanmina Corp.* 4.375%, 06/01/19	6,947,500
5,000,000	Seagate Technology, PLC 3.750%, 11/15/18	5,200,400

		50,926,695

	Materials (0.5%)
5,000,000	ArcelorMittal, SA~ 5.000%, 02/25/17	5,200,000
5,000,000	Ashland, Inc.~ 3.000%, 03/15/16	5,025,000
1,000,000	BHP Billiton Finance USA, Ltd.~‡ 0.507%, 09/30/16	999,870
7,625,000	Ecolab, Inc.~ 1.000%, 08/09/15	7,641,584

		18,866,454

	Telecommunication Services (0.4%)
	AT&T, Inc.~
6,155,000	0.800%, 12/01/15	6,160,786
5,000,000	0.900%, 02/12/16	5,005,650

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,875,000	Brightstar Corp.* 9.500%, 12/01/16	$6,172,422
	Verizon Communications, Inc.
500,000	1.771%, 09/15/16‡	509,170
343,000	2.500%, 09/15/16	351,191

		18,199,219

	Utilities (0.1%)
2,500,000	NextEra Energy, Inc.~ 1.200%, 06/01/15	2,504,750

	TOTAL CORPORATE BONDS	561,654,278

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.0%) #
	Information Technology (0.0%)
315	VMware, Inc. - Class A Call, 01/15/16, Strike $105.00	64,575

	TOTAL PURCHASED OPTIONS	64,575

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $562,824,749)	561,718,853

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (0.8%)
	Consumer Staples (0.1%)
40,000	Post Holdings, Inc. 5.250%	3,881,800

	Energy (0.7%)
500,000	Southwestern Energy Company 6.250%	27,037,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,000,000)	30,919,300

COMMON STOCKS (47.5%)
	Consumer Discretionary (6.1%)
45,300	Amazon.com, Inc.~#	16,060,209
19,351	Autoliv, Inc.	2,052,367
3,000	AutoZone, Inc.~#	1,790,880
97,284	Brunswick Corp.	5,280,576
25,000	CarMax, Inc.~#	1,552,500
180,678	CBS Corp. - Class B~	9,902,961
57,500	Coach, Inc.~	2,138,425
336,100	Comcast Corp. - Class A~	17,862,034
76,500	D.R. Horton, Inc.~	1,875,780
20,000	Darden Restaurants, Inc.~	1,227,600
51,700	Delphi Automotive, PLC	3,553,341

NUMBER OF SHARES		VALUE

97,000	DIRECTV#	$8,272,160
25,000	Discovery Communications, Inc. - Class A~#	724,625
25,000	Discovery Communications, Inc. - Class C~#	697,000
26,000	Dollar General Corp.~#	1,743,560
404,000	Ford Motor Company~	5,942,840
12,000	Fossil Group, Inc.~#	1,173,600
31,000	Gap, Inc.~	1,276,890
107,700	General Motors Company, Inc.	3,513,174
270,400	Home Depot, Inc.~	28,235,168
35,000	Interpublic Group of Companies, Inc.~	697,900
65,000	Johnson Controls, Inc.~	3,020,550
20,000	Kohl’s Corp.~	1,194,400
188,776	La Quinta Holdings, Inc.#	3,837,816
44,500	Lennar Corp. - Class A^	1,998,495
193,900	Lowe’s Companies, Inc.	13,138,664
43,952	Lumber Liquidators Holdings, Inc.^#	2,775,569
27,500	Macy’s, Inc.~	1,756,700
100,390	McDonald’s Corp.~	9,280,052
21,569	Michael Kors Holdings, Ltd.#	1,526,869
10,000	Mohawk Industries, Inc.~#	1,650,400
3,250	Netflix, Inc.#	1,435,850
89,400	Nike, Inc. - Class B~	8,247,150
223,405	Norwegian Cruise Line Holdings, Ltd.^#	9,776,203
6,800	Priceline Group, Inc.~#	6,864,464
92,000	PulteGroup, Inc.	1,894,280
11,000	PVH Corp.~	1,212,860
68,319	Restaurant Brands International, Inc.#	2,642,579
20,000	Ross Stores, Inc.~	1,834,200
59,300	Starbucks Corp.~	5,190,529
21,500	Time Warner Cable, Inc.~	2,926,795
88,100	Time Warner, Inc.~	6,865,633
36,800	TJX Companies, Inc.~	2,426,592
20,000	TripAdvisor, Inc.#	1,340,200
211,200	Twenty-First Century Fox, Inc.~	7,003,392
39,300	Viacom, Inc. - Class B~	2,531,706
215,480	Vitamin Shoppe, Inc.#	9,108,340
208,300	Walt Disney Company~^	18,946,968
8,000	Whirlpool Corp.~	1,592,640
12,000	Wynn Resorts, Ltd.~	1,775,400
20,000	Yum! Brands, Inc.~	1,445,600

		250,814,486

	Consumer Staples (4.5%)
276,900	Altria Group, Inc.~	14,703,390
118,500	Archer-Daniels-Midland Company	5,525,655
375,000	Coca-Cola Company	15,438,750
75,400	Colgate-Palmolive Company~	5,091,008

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

40,000	ConAgra Foods, Inc.~	$1,417,200
27,000	Costco Wholesale Corp.~	3,860,730
156,200	CVS Health Corp.	15,332,592
64,600	General Mills, Inc.	3,390,208
14,000	Hershey Company~	1,430,940
35,000	Kellogg Company~	2,295,300
32,300	Kimberly-Clark Corp.~	3,487,108
62,833	Kraft Foods Group, Inc.	4,105,508
65,000	Kroger Company	4,488,250
61,400	Lorillard, Inc.	4,028,454
39,900	Mead Johnson Nutrition Company~	3,929,751
210,100	Mondelez International, Inc. - Class A	7,403,924
92,734	Nu Skin Enterprises, Inc. - Class A^	3,800,239
200,200	PepsiCo, Inc.~	18,774,756
167,000	Philip Morris International, Inc.~	13,400,080
296,300	Procter & Gamble Company	24,975,127
200,900	Wal-Mart Stores, Inc.~	17,072,482
105,000	Walgreens Boots Alliance, Inc.	7,743,750
34,000	Whole Foods Market, Inc.~	1,771,230

		183,466,432

	Energy (3.7%)
47,100	Anadarko Petroleum Corp.~	3,850,425
24,500	Apache Corp.~	1,532,965
48,500	Baker Hughes, Inc.	2,812,515
56,221	Cameron International Corp.~#	2,517,576
207,400	Chevron Corp.~	21,264,722
123,900	ConocoPhillips~	7,803,222
62,500	Devon Energy Corp.	3,766,875
90,800	EOG Resources, Inc.~	8,083,924
28,000	EQT Corp.~	2,084,320
469,520	Exxon Mobil Corp.	41,045,439
95,900	Halliburton Company	3,835,041
10,000	Helmerich & Payne, Inc.~	595,600
18,000	Hess Corp.~	1,214,820
145,000	Kinder Morgan, Inc.	5,952,250
60,000	Marathon Oil Corp.~	1,596,000
51,200	Marathon Petroleum Corp.	4,740,608
13,000	Murphy Oil Corp.~	583,830
48,500	National Oilwell Varco, Inc.~	2,639,855
70,000	Noble Energy, Inc.	3,341,800
80,800	Occidental Petroleum Corp.	6,464,000
79,650	Phillips 66~	5,600,988
13,000	Pioneer Natural Resources Company	1,956,890
140,400	Schlumberger, Ltd.	11,567,556
102,400	Spectra Energy Corp.^	3,424,256
105,000	Valero Energy Corp.~	5,552,400

		153,827,877

NUMBER OF SHARES		VALUE

	Financials (7.8%)
29,000	ACE, Ltd.~	$3,130,840
37,000	Aflac, Inc.~	2,111,960
102,400	Allstate Corp.~	7,146,496
188,500	American Express Company	15,210,065
237,000	American International Group, Inc.	11,582,190
40,500	American Tower Corp.	3,926,475
32,300	Ameriprise Financial, Inc.~	4,035,562
12,000	AvalonBay Communities, Inc.~	2,075,880
1,100,000	Bank of America Corp.	16,665,000
215,500	Bank of New York Mellon Corp.	7,758,000
91,600	BB&T Corp.	3,232,564
215,500	Berkshire Hathaway, Inc. - Class B#	31,012,605
12,900	BlackRock, Inc.~	4,392,579
114,062	Blackstone Group, LP~	4,259,075
70,000	Capital One Financial Corp.	5,124,700
175,000	Charles Schwab Corp.~	4,546,500
20,000	Chubb Corp.~	1,958,000
28,334	CIT Group, Inc.	1,241,596
312,500	Citigroup, Inc.~	14,671,875
33,200	Crown Castle International Corp.	2,872,132
51,000	Discover Financial Services	2,773,380
36,600	Equity Residential	2,840,526
110,000	Fifth Third Bancorp~	1,903,000
414,129	Fortress Investment Group, LLC - Class A	2,956,881
42,500	Franklin Resources, Inc.	2,190,025
80,000	Genworth Financial, Inc. - Class A~#	558,400
46,300	Goldman Sachs Group, Inc.~	7,982,583
45,000	Hartford Financial Services Group, Inc.~	1,750,500
33,175	Health Care REIT, Inc.	2,718,691
184,768	Hilltop Holdings, Inc.#	3,353,539
75,000	Invesco, Ltd.	2,754,750
523,388	JPMorgan Chase & Company~	28,461,840
76,500	Lincoln National Corp.	3,823,470
15,000	Macerich Company~	1,290,150
168,240	MetLife, Inc.~	7,823,160
145,500	Morgan Stanley~	4,919,355
262,694	Navient Corp.~	5,185,580
57,750	PNC Financial Services Group, Inc.~	4,882,185
47,800	Principal Financial Group, Inc.	2,243,254
55,000	Prologis, Inc.	2,482,700
90,500	Prudential Financial, Inc.~	6,867,140
14,850	Public Storage	2,982,474
190,000	Regions Financial Corp.	1,653,000
44,200	Simon Property Group, Inc.	8,780,772
43,500	State Street Corp.~	3,110,685

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

60,000	SunTrust Banks, Inc.~	$2,305,200
27,000	T. Rowe Price Group, Inc.~	2,125,440
27,800	Travelers Companies, Inc.	2,858,396
257,000	US Bancorp~	10,770,870
32,500	Ventas, Inc.	2,593,825
30,000	Vornado Realty Trust	3,313,200
553,400	Wells Fargo & Company~	28,732,528
185,398	WisdomTree Investments, Inc.~^	3,229,633

		319,171,226

	Health Care (7.3%)
140,900	Abbott Laboratories~	6,306,684
220,600	AbbVie, Inc.~	13,313,210
36,565	Actavis, PLC^#	9,746,035
59,500	Aetna, Inc.	5,463,290
225,317	Agilent Technologies, Inc.	8,510,223
40,000	Alexion Pharmaceuticals, Inc.#	7,329,600
38,800	Allergan, Inc.	8,507,288
79,700	Amgen, Inc.	12,135,122
40,500	Anthem, Inc.	5,465,880
64,600	Baxter International, Inc.~	4,542,026
30,700	Biogen Idec, Inc.~#	11,947,212
151,100	Bristol-Myers Squibb Company~	9,106,797
91,314	Celgene Corp.~#	10,880,976
52,500	Cerner Corp.#	3,483,375
51,000	Cigna Corp.	5,448,330
20,000	DaVita HealthCare Partners, Inc.~#	1,501,200
23,250	Edwards Lifesciences Corp.~#	2,914,387
97,000	Eli Lilly and Company~	6,984,000
104,900	Express Scripts Holding Company~#	8,466,479
39,637	Fluidigm Corp.#	1,527,214
207,400	Gilead Sciences, Inc.#	21,741,742
67,729	Insulet Corp.#	1,990,555
302,450	Johnson & Johnson	30,287,343
24,000	Laboratory Corp. of America Holdings~#	2,754,720
188,004	Medtronic, PLC	13,423,486
370,800	Merck & Company, Inc.	22,351,824
81,000	Mylan, Inc.~#	4,305,150
154,056	NxStage Medical, Inc.#	2,756,062
25,000	Perrigo Company, PLC^	3,793,500
698,800	Pfizer, Inc.~	21,837,500
276,725	Presbia, PLC#	1,801,480
15,000	Quest Diagnostics, Inc.	1,066,050
4,000	Regeneron Pharmaceuticals, Inc.#	1,666,640
55,250	St. Jude Medical, Inc.~	3,639,317
45,000	Stryker Corp.~	4,097,250
80,800	Thermo Fisher Scientific, Inc.~	10,116,968

NUMBER OF SHARES		VALUE

91,600	UnitedHealth Group, Inc.	$9,732,500

		300,941,415

	Industrials (4.4%)
54,900	3M Company	8,910,270
142,200	Boeing Company~	20,671,614
65,700	Caterpillar, Inc.~	5,254,029
100,000	CSX Corp.~	3,330,000
19,000	Cummins, Inc.~	2,649,740
64,600	Danaher Corp.~	5,321,748
53,300	Deere & Company	4,540,627
150,800	Delta Air Lines, Inc.	7,134,348
105,600	Eaton Corp., PLC	6,662,304
64,600	Emerson Electric Company~	3,678,324
31,500	Expeditors International of Washington, Inc.~	1,375,920
37,700	FedEx Corp.	6,375,447
33,000	Fluor Corp.	1,768,470
70,000	General Dynamics Corp.	9,324,700
945,400	General Electric Company~	22,585,606
99,700	Honeywell International, Inc.~	9,746,672
43,100	Illinois Tool Works, Inc.~	4,012,179
23,125	Jacobs Engineering Group, Inc.~#	881,063
22,000	Kansas City Southern~	2,421,980
70,000	Masco Corp.~	1,738,800
48,800	Norfolk Southern Corp.	4,976,136
35,000	Pentair, PLC^	2,163,350
31,200	Precision Castparts Corp.	6,243,120
50,000	Quanta Services, Inc.~#	1,324,000
25,000	Robert Half International, Inc.~	1,451,500
101,339	Sensata Technologies Holding, NV~#	4,998,039
71,000	Southwest Airlines Company~	3,207,780
86,200	Union Pacific Corp.~	10,103,502
88,900	United Parcel Service, Inc. - Class B	8,786,876
85,900	United Technologies Corp.~	9,859,602

		181,497,746

	Information Technology (9.4%)
59,300	Accenture, PLC - Class A~	4,982,979
40,000	Akamai Technologies, Inc.#	2,326,200
40,000	Amphenol Corp. - Class A~	2,148,400
761,449	Apple, Inc.	89,211,365
160,000	Applied Materials, Inc.	3,654,400
25,000	Avago Technologies, Ltd.	2,572,000
70,000	Broadcom Corp. - Class A~	2,970,450
511,800	Cisco Systems, Inc.	13,493,607
92,500	Cognizant Technology Solutions Corp. - Class A#	5,007,025

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

135,800	eBay, Inc.#	$7,197,400
300,900	EMC Corp.~	7,802,337
22,500	F5 Networks, Inc.#	2,511,450
204,700	Facebook, Inc. - Class A~#	15,538,777
64,600	Fiserv, Inc.#	4,685,438
37,251	Google, Inc. - Class A~#	20,024,275
34,755	Google, Inc. - Class C~#	18,577,242
192,000	Hewlett-Packard Company~	6,936,960
129,201	IAC/InterActiveCorp	7,874,801
518,800	Intel Corp.~	17,141,152
105,200	International Business Machines Corp.	16,128,212
110,000	Juniper Networks, Inc.	2,500,300
29,500	KLA-Tencor Corp.	1,813,365
169,300	MasterCard, Inc. - Class A	13,887,679
56,000	Microchip Technology, Inc.^	2,525,600
110,000	Micron Technology, Inc.#	3,219,150
941,300	Microsoft Corp.~	38,028,520
371,200	Oracle Corp.	15,549,568
227,400	QUALCOMM, Inc.	14,203,404
20,000	Red Hat, Inc.~#	1,275,800
85,000	Symantec Corp.	2,105,450
97,000	TE Connectivity, Ltd.	6,439,830
20,000	Teradata Corp.^#	891,200
129,300	Texas Instruments, Inc.~	6,911,085
83,400	Visa, Inc. - Class A^	21,259,494
77,500	Yahoo!, Inc.#	3,409,225

		384,804,140

	Materials (1.7%)
28,000	Air Products & Chemicals, Inc.	4,077,080
6,500	Airgas, Inc.~	732,160
25,000	Allegheny Technologies, Inc.~	713,250
341,051	Berry Plastics Group, Inc.#	11,534,345
9,000	CF Industries Holdings, Inc.	2,748,420
172,400	Dow Chemical Company~	7,785,584
105,600	E.I. du Pont de Nemours and Company	7,519,776
10,000	Eastman Chemical Company~	708,900
175,600	Freeport-McMoRan, Inc.	2,951,836
53,900	LyondellBasell Industries, NV - Class A	4,262,951
93,700	Monsanto Company	11,054,726
75,400	Mosaic Company	3,671,226
84,000	Newmont Mining Corp.	2,112,600
17,200	PPG Industries, Inc.	3,833,536
37,700	Praxair, Inc.	4,546,243

		68,252,633

NUMBER OF SHARES		VALUE

	Telecommunication Services (1.0%)
560,400	AT&T, Inc.~^	$18,448,368
101,300	CenturyLink, Inc.~	3,765,321
420,200	Verizon Communications, Inc.~	19,207,342

		41,421,031

	Utilities (1.6%)
105,000	AES Corp.~	1,283,100
67,900	American Electric Power Company, Inc.~	4,264,799
55,000	CMS Energy Corp.~	2,075,150
40,000	Consolidated Edison, Inc.	2,771,200
48,500	Dominion Resources, Inc.~^	3,729,165
134,700	Duke Energy Corp.~	11,737,758
50,000	Edison International	3,407,500
24,000	Entergy Corp.~	2,100,240
70,000	Exelon Corp.	2,522,800
50,000	FirstEnergy Corp.	2,016,500
82,400	NextEra Energy, Inc.	9,001,376
20,000	Northeast Utilities~	1,111,600
60,000	PG&E Corp.	3,528,600
50,000	PPL Corp.~	1,775,000
60,000	Public Service Enterprise Group, Inc.	2,560,800
173,500	Southern Company	8,799,920
45,000	Xcel Energy, Inc.~	1,688,850

		64,374,358

	TOTAL COMMON STOCKS (Cost $1,892,780,138)	1,948,571,344

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.3%) #
	Health Care (0.0%)
383	Celgene Corp. Put, 02/20/15, Strike $120.00	158,945

	Other (0.3%)
	S & P 500 Index
1,400	Put, 02/20/15, Strike $1,960.00	3,437,000
850	Put, 02/13/15, Strike $2,000.00	2,911,250
750	Put, 04/02/15, Strike $1,950.00	3,498,750
500	Put, 02/06/15, Strike $1,940.00	360,000
500	Put, 02/20/15, Strike $1,950.00	1,092,500
500	Put, 02/27/15, Strike $2,000.00	2,242,500

		13,542,000

	TOTAL PURCHASED OPTIONS (Cost $12,786,626)	13,700,945

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

SHORT TERM INVESTMENT (2.2%)
90,515,557	Fidelity Prime Money Market Fund - Institutional Class (Cost $90,515,557)	$90,515,557

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (3.9%)
	Federal Home Loan Bank Discount Notes
13,292,369	0.000%, 02/27/15	13,292,369
13,292,329	0.000%, 03/02/15	13,292,329
13,292,290	0.000%, 02/23/15	13,292,290
13,292,277	0.000%, 02/06/15	13,292,277
13,292,218	0.000%, 02/26/15	13,292,218
9,837,706	0.000%, 02/10/15	9,837,706
7,908,267	0.000%, 03/26/15	7,908,267
4,576,157	0.000%, 03/30/15	4,576,157
	United States Treasury Bill
3,988,341	0.000%, 02/12/15	3,988,341
2,658,874	0.000%, 02/26/15	2,658,874
21,907,186	Fidelity Prime Money Market Fund - Institutional Class	21,907,186
21,271,159	Goldman Sachs Financial Square Fund	21,271,159
21,271,159	Morgan Stanley Institutional Liquidity Fund	21,271,159

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $159,880,332)	159,880,332

TOTAL INVESTMENTS (103.6%) (Cost $4,184,623,598)		4,249,911,405

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.9%)		(159,880,332)

OTHER ASSETS, LESS LIABILITIES (0.3%)		13,229,486

NET ASSETS (100.0%)		$4,103,260,559

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-20.0%) #
	Consumer Discretionary (-3.2%)
(172,336)	Cablevision Systems Corp.	(3,260,597)
(57,853)	Cheesecake Factory, Inc.	(3,037,861)
(81,050)	Ctrip.com International, Ltd.	(3,854,333)
(78,500)	HomeAway, Inc.	(2,000,965)
(42,000)	HSN, Inc.	(3,252,480)

NUMBER OF SHARES		VALUE

(145,300)	Iconix Brand Group, Inc.	$(4,829,772)
(451,500)	Jarden Corp.	(21,681,030)
(24,049)	L Brands, Inc.	(2,035,267)
(130,800)	Live Nation Entertainment, Inc.	(3,109,116)
(60,500)	M/I Homes, Inc.	(1,248,720)
(66,650)	Meritage Homes Corp.	(2,426,726)
(585,600)	MGM Resorts International	(11,407,488)
(27,355)	Omnicom Group, Inc.	(1,991,444)
(12,110)	Priceline Group, Inc.	(12,224,803)
(54,000)	Restoration Hardware Holdings, Inc.	(4,726,620)
(292,500)	Ryland Group, Inc.	(11,743,875)
(98,045)	Shutterfly, Inc.	(4,301,234)
(506,400)	Standard Pacific Corp.	(3,554,928)
(26,779)	Starwood Hotels & Resorts Worldwide, Inc.	(1,927,285)
(157,600)	TAL Education Group	(4,887,176)
(51,700)	Tesla Motors, Inc.	(10,526,120)
(70,000)	Toll Brothers, Inc.	(2,423,400)
(57,751)	Urban Outfitters, Inc.	(2,013,200)
(316,000)	Vipshop Holdings, Ltd.	(7,075,240)
(33,733)	Zumiez, Inc.	(1,257,903)

		(130,797,583)

	Consumer Staples (-0.1%)
(250,000)	IGI Laboratories, Inc.	(2,490,000)
(58,700)	Post Holdings, Inc.	(2,773,575)

		(5,263,575)

	Energy (-1.2%)
(72,541)	C&J Energy Services, Inc.	(747,172)
(15,000)	Chesapeake Energy Corp.	(287,700)
(169,500)	Helix Energy Solutions Group, Inc.	(3,181,515)
(430,873)	Newpark Resources, Inc.	(3,722,743)
(188,600)	PDC Energy, Inc.	(8,664,284)
(150,000)	Renewable Energy Group, Inc.	(1,311,000)
(85,403)	RPC, Inc.	(1,064,975)
(106,650)	SEACOR Holdings, Inc.	(7,673,468)
(850,000)	Southwestern Energy Company	(21,071,500)
(129,000)	Stone Energy Corp.	(1,816,320)

		(49,540,677)

	Financials (-1.1%)
(101,250)	American Residential Properties, Inc.	(1,772,888)
(48,059)	Amtrust Financial Services, Inc.	(2,432,747)
(127,530)	Cohen & Steers, Inc.	(5,366,462)
(427,900)	Cowen Group, Inc.	(1,780,064)
(315,000)	DDR Corp.	(6,174,000)
(187,959)	Encore Capital Group, Inc.	(6,995,834)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

(118,400)		Ezcorp, Inc. - Class A	$(1,220,704)
(230,000)		Forest City Enterprises, Inc. - Class A	(5,635,000)
(135,500)		Forestar Group, Inc.	(1,798,085)
(36,019)		NASDAQ OMX Group, Inc.	(1,642,466)
(59,000)		SL Green Realty Corp.	(7,434,000)
(40,000)		Starwood Property Trust, Inc.	(957,200)
(118,500)		Starwood Waypoint Residential Trust	(2,872,440)

			(46,081,890)

		Health Care (-3.0%)
(146,000)		Acorda Therapeutics, Inc.	(6,066,300)
(185,000)		Allscripts Healthcare Solutions, Inc.	(2,203,350)
(355,000)		AMAG Pharmaceuticals, Inc.	(15,687,450)
(240,500)		Brookdale Senior Living, Inc.	(8,116,875)
(40,773)		Community Health Systems, Inc.	(1,919,185)
(284,000)		Depomed, Inc.	(5,188,680)
(34,321)		DexCom, Inc.	(2,051,709)
(80,000)		Emergent Biosolutions, Inc.	(2,242,400)
(15,698)		Exact Sciences Corp.	(427,143)
(275,000)		Healthways, Inc.	(5,670,500)
(14,700)		Illumina, Inc.	(2,869,293)
(49,000)		Insulet Corp.	(1,440,110)
(119,500)		Integra LifeSciences Holdings Corp.	(6,658,540)
(35,000)		Jazz Pharmaceuticals, PLC	(5,926,900)
(63,200)		Ligand Pharmaceuticals, Inc.	(3,597,344)
(42,647)		Masimo Corp.	(1,088,352)
(445,000)		Medicines Company	(12,758,150)
(210,852)		Molina Healthcare, Inc.	(10,734,475)
(135,500)		NuVasive, Inc.	(6,276,360)
(116,973)		Quidel Corp.	(2,753,544)
(211,000)		Spectranetics Corp.	(6,901,810)
(75,741)	DKK	William Demant Holding, A/S	(5,750,006)
(149,000)		Wright Medical Group, Inc.	(3,637,090)
(35,578)		Zimmer Holdings, Inc.	(3,988,294)

			(123,953,860)

		Industrials (-0.9%)
(394,400)		CBIZ, Inc.	(3,265,632)
(79,075)		Deluxe Corp.	(5,134,340)
(81,000)		Greenbrier Companies, Inc.	(4,206,330)
(83,900)		Huron Consulting Group, Inc.	(6,310,958)
(193,600)		Navistar International Corp.	(5,695,712)
(55,225)		Nielsen, NV	(2,405,601)
(15,000)		SolarCity Corp.	(729,150)
(300,000)		Trinity Industries, Inc.	(7,941,000)

			(35,688,723)

NUMBER OF SHARES		VALUE

	Information Technology (-9.9%)
(88,000)	AOL, Inc.	$(3,806,000)
(55,500)	Blucora, Inc.	(750,360)
(142,500)	Bottomline Technologies (de), Inc.	(3,529,725)
(130,900)	BroadSoft, Inc.	(3,519,901)
(74,176)	Brocade Communications Systems, Inc.	(824,837)
(70,000)	Canadian Solar, Inc.	(1,427,300)
(83,999)	Cardtronics, Inc.	(2,823,206)
(499,400)	Ciena Corp.	(9,248,888)
(52,600)	Citrix Systems, Inc.	(3,117,076)
(117,900)	Cornerstone OnDemand, Inc.	(3,884,805)
(232,600)	CSG Systems International, Inc.	(5,703,352)
(99,000)	Dealertrack Technologies, Inc.	(3,979,800)
(925,000)	Electronic Arts, Inc.	(50,745,500)
(120,000)	Electronics For Imaging, Inc.	(4,638,000)
(637,500)	Emulex Corp.	(3,990,750)
(100,000)	EnerNOC, Inc.	(1,722,000)
(56,000)	Envestnet, Inc.	(2,882,320)
(36,700)	Euronet Worldwide, Inc.	(1,665,813)
(202,500)	Finisar Corp.	(3,673,350)
(601,750)	Infinera Corp.	(9,700,210)
(103,000)	InterDigital, Inc.	(5,147,940)
(317,800)	JDS Uniphase Corp.	(3,861,270)
(90,000)	Lam Research Corp.	(6,879,600)
(22,000)	LinkedIn Corp.	(4,944,280)
(317,900)	Mentor Graphics Corp.	(7,314,879)
(65,700)	MercadoLibre, Inc.	(8,142,858)
(194,500)	Microchip Technology, Inc.	(8,771,950)
(905,676)	Micron Technology, Inc.	(26,504,608)
(13,500)	NetSuite, Inc.	(1,328,805)
(576,000)	NVIDIA Corp.	(11,062,080)
(89,773)	NXP Semiconductors, NV	(7,122,590)
(1,032,000)	ON Semiconductor Corp.	(10,330,320)
(76,900)	Palo Alto Networks, Inc.	(9,719,391)
(200,480)	Photronics, Inc.	(1,684,032)
(160,400)	Proofpoint, Inc.	(8,020,000)
(105,000)	PROS Holdings, Inc.	(2,550,450)
(136,500)	Qihoo 360 Technology Company, Ltd.	(7,987,980)
(429,000)	Rambus, Inc.	(4,826,250)
(160,700)	Salesforce.com, Inc.	(9,071,515)
(579,600)	SanDisk Corp.	(43,997,436)
(45,000)	ServiceNow, Inc.	(3,280,500)
(8,000)	SINA Corp.	(289,760)
(545,600)	Spansion, Inc. - Class A	(19,346,976)
(566,000)	SunEdison, Inc.	(10,601,180)
(68,000)	SunPower Corp.	(1,640,160)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

(53,500)	Synchronoss Technologies, Inc.	$(2,272,145)
(810,500)	Take-Two Interactive Software, Inc.	(24,088,060)
(255,300)	TiVo, Inc.	(2,670,438)
(375,500)	TTM Technologies, Inc.	(2,609,725)
(175,000)	Twitter, Inc.	(6,567,750)
(5,925)	VMware, Inc. - Class A	(456,818)
(46,000)	Web.com Group, Inc.	(695,060)
(98,200)	Workday, Inc. - Class A	(7,802,972)
(132,000)	Xilinx, Inc.	(5,091,900)
(51,000)	Yahoo!, Inc.	(2,243,490)
(132,900)	Yandex, NV - Class A	(1,978,881)
(40,500)	YY, Inc.	(2,915,190)

		(405,452,432)

	Materials (-0.6%)
(403,000)	B2Gold Corp.	(789,880)
(1,184,212)	Cemex, SAB de CV	(10,527,644)
(141,600)	Horsehead Holding Corp.	(1,903,104)
(69,550)	Royal Gold, Inc.	(5,039,593)
(78,000)	RTI International Metals, Inc.	(1,739,400)
(117,000)	United States Steel Corp.	(2,859,480)

		(22,859,101)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $765,207,145)	(819,637,841)

PRINCIPAL AMOUNT		VALUE
EXCHANGE-TRADED FUNDS SOLD SHORT (-1.4%) #
(117,746)	Consumer Discretionary Select Sector SPDR Fund	(8,241,043)
(71,576)	Consumer Staples Select Sector SPDR Fund	(3,437,080)
(33,583)	Energy Select Sector SPDR Fund	(2,537,196)
(92,490)	Health Care Select Sector SPDR Fund	(6,406,782)
(20,333)	iShares NASDAQ Biotechnology ETF	(6,540,109)
(34,995)	iShares U.S. Healthcare Providers ETF	(4,150,407)
(47,272)	iShares U.S. Industrials ETF	(4,867,125)
(34,550)	iShares U.S. Medical Devices ETF	(3,923,498)
(90,000)	iShares US Telecommunications ETF	(2,568,600)
(82,534)	PowerShares QQQ	(8,344,187)
(215,463)	SPDR S&P Regional Banking ETF	(7,939,812)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $52,667,290)	(58,955,839)

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTIONS (-0.3%) #
	Consumer Discretionary (-0.1%)
1,000	MGM Resorts International Put, 03/20/15, Strike $18.00	$(59,000)
2,250	Vipshop Holdings, Ltd. Call, 01/15/16, Strike $7.00	(3,532,500)

		(3,591,500)

	Financials (0.0%)
1,853	WisdomTree Investments, Inc. Call, 02/20/15, Strike $17.00	(199,198)

	Health Care (0.0%)
383	Celgene Corp. Call, 02/20/15, Strike $124.00	(66,259)

	Industrials (0.0%)
1,013	Sensata Technologies Holding, NV Call, 02/20/15, Strike $50.00	(111,430)
350	SolarCity Corp. Call, 01/20/17, Strike $85.00	(161,875)

		(273,305)

	Information Technology (0.0%)
2,500	Electronic Arts, Inc. Put, 01/15/16, Strike $32.00	(141,250)
2,000	SanDisk Corp. Put, 01/15/16, Strike $50.00	(349,000)

		(490,250)

	Other (-0.2%)
	S & P 500 Index
1,500	Call, 03/27/15, Strike $2,125.00	(750,000)
1,250	Call, 02/27/15, Strike $2,050.00	(1,550,000)
900	Call, 02/27/15, Strike $2,000.00	(3,136,500)
900	Call, 04/02/15, Strike $2,100.00	(981,000)
850	Call, 04/02/15, Strike $2,065.00	(1,806,250)
450	Call, 03/20/15, Strike $2,100.00	(324,000)
350	Call, 03/20/15, Strike $2,050.00	(757,750)

		(9,305,500)

	TOTAL WRITTEN OPTIONS (Premium $16,126,947)	(13,926,012)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

~	Security, or portion of security, is segregated as collateral for written options and securities sold short. The aggregate value of such securities is $494,201,149.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2015.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

DKK	Danish Krone
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (96.0%)
	Consumer Discretionary (11.0%)
236	Amazon.com, Inc.#	$83,669
16	AutoZone, Inc.#	9,551
130	CarMax, Inc.#	8,073
154	CBS Corp. - Class B	8,441
300	Coach, Inc.	11,157
1,754	Comcast Corp. - Class A~	93,216
399	D.R. Horton, Inc.	9,783
104	Darden Restaurants, Inc.	6,384
270	Delphi Automotive, PLC	18,557
506	DIRECTV#	43,152
130	Discovery Communications, Inc. - Class A#	3,768
130	Discovery Communications, Inc. - Class C#	3,624
136	Dollar General Corp.#	9,120
2,108	Ford Motor Company	31,009
63	Fossil Group, Inc.#	6,161
162	Gap, Inc.	6,673
562	General Motors Company, Inc.	18,332
1,411	Home Depot, Inc.	147,337
183	Interpublic Group of Companies, Inc.	3,649
339	Johnson Controls, Inc.	15,753
104	Kohl’s Corp.	6,211
232	Lennar Corp. - Class A	10,419
1,012	Lowe’s Companies, Inc.	68,573
144	Macy’s, Inc.	9,199
525	McDonald’s Corp.	48,531
113	Michael Kors Holdings, Ltd.#	7,999
52	Mohawk Industries, Inc.#	8,582
17	Netflix, Inc.#	7,511
467	Nike, Inc. - Class B	43,081
35	Priceline Group, Inc.#	35,332
480	PulteGroup, Inc.	9,883
57	PVH Corp.	6,285
104	Ross Stores, Inc.	9,538
309	Starbucks Corp.	27,047
112	Time Warner Cable, Inc.	15,247
460	Time Warner, Inc.	35,848
191	TJX Companies, Inc.	12,595
104	TripAdvisor, Inc.#	6,969
1,102	Twenty-First Century Fox, Inc.	36,542
205	Viacom, Inc. - Class B	13,206
1,087	Walt Disney Company~	98,874

NUMBER OF SHARES		VALUE

42	Whirlpool Corp.	$8,361
63	Wynn Resorts, Ltd.	9,321
104	Yum! Brands, Inc.	7,517

		1,080,080

	Consumer Staples (9.6%)
1,445	Altria Group, Inc.	76,730
618	Archer-Daniels-Midland Company	28,817
1,957	Coca-Cola Company~	80,570
393	Colgate-Palmolive Company	26,535
209	ConAgra Foods, Inc.	7,405
141	Costco Wholesale Corp.	20,162
815	CVS Health Corp.	80,000
337	General Mills, Inc.	17,686
73	Hershey Company	7,461
183	Kellogg Company	12,001
169	Kimberly-Clark Corp.	18,245
328	Kraft Foods Group, Inc.	21,432
339	Kroger Company	23,408
320	Lorillard, Inc.	20,995
208	Mead Johnson Nutrition Company	20,486
1,096	Mondelez International, Inc. - Class A	38,623
1,045	PepsiCo, Inc.~	98,000
871	Philip Morris International, Inc.	69,889
1,546	Procter & Gamble Company	130,312
1,048	Wal-Mart Stores, Inc.~	89,059
548	Walgreens Boots Alliance, Inc.	40,415
177	Whole Foods Market, Inc.	9,221

		937,452

	Energy (8.1%)
246	Anadarko Petroleum Corp.	20,111
128	Apache Corp.	8,009
253	Baker Hughes, Inc.	14,671
1,082	Chevron Corp.~	110,937
647	ConocoPhillips	40,748
326	Devon Energy Corp.	19,648
474	EOG Resources, Inc.	42,200
146	EQT Corp.	10,868
2,450	Exxon Mobil Corp.	214,179
500	Halliburton Company	19,995
52	Helmerich & Payne, Inc.	3,097
94	Hess Corp.	6,344
757	Kinder Morgan, Inc.	31,075
313	Marathon Oil Corp.	8,326
267	Marathon Petroleum Corp.	24,722

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

68	Murphy Oil Corp.	$3,054
253	National Oilwell Varco, Inc.	13,771
365	Noble Energy, Inc.	17,425
422	Occidental Petroleum Corp.	33,760
416	Phillips 66	29,253
68	Pioneer Natural Resources
	Company	10,236
733	Schlumberger, Ltd.	60,392
534	Spectra Energy Corp.	17,857
548	Valero Energy Corp.	28,978

		789,656

	Financials (15.6%)
151	ACE, Ltd.	16,302
193	Aflac, Inc.	11,016
534	Allstate Corp.	37,268
984	American Express Company~	79,399
1,237	American International Group, Inc.	60,452
211	American Tower Corp.	20,456
169	Ameriprise Financial, Inc.	21,115
63	AvalonBay Communities, Inc.	10,898
5,740	Bank of America Corp.~	86,961
1,125	Bank of New York Mellon Corp.	40,500
478	BB&T Corp.	16,869
1,125	Berkshire Hathaway, Inc. - Class B#	161,899
67	BlackRock, Inc.	22,814
365	Capital One Financial Corp.	26,722
913	Charles Schwab Corp.	23,720
104	Chubb Corp.	10,182
1,631	Citigroup, Inc.~	76,575
175	Crown Castle International Corp.	15,139
266	Discover Financial Services	14,465
190	Equity Residential	14,746
574	Fifth Third Bancorp	9,930
222	Franklin Resources, Inc.	11,440
417	Genworth Financial, Inc. - Class A#	2,911
242	Goldman Sachs Group, Inc.	41,723
235	Hartford Financial Services Group, Inc.	9,142
175	Health Care REIT, Inc.	14,341
391	Invesco, Ltd.	14,361
2,050	JPMorgan Chase & Company	111,479
399	Lincoln National Corp.	19,942
78	Macerich Company	6,709
878	MetLife, Inc.	40,827
759	Morgan Stanley	25,662
300	PNC Financial Services Group, Inc.	25,362
249	Principal Financial Group, Inc.	11,686

NUMBER OF SHARES		VALUE

287	Prologis, Inc.	$12,955
472	Prudential Financial, Inc.	35,815
80	Public Storage	16,067
992	Regions Financial Corp.	8,630
231	Simon Property Group, Inc.	45,890
227	State Street Corp.	16,233
313	SunTrust Banks, Inc.	12,025
141	T. Rowe Price Group, Inc.	11,100
145	Travelers Companies, Inc.	14,909
1,341	US Bancorp~	56,201
170	Ventas, Inc.	13,568
157	Vornado Realty Trust	17,339
2,894	Wells Fargo & Company	150,257

		1,524,002

	Health Care (14.5%)
735	Abbott Laboratories	32,899
850	AbbVie, Inc.	51,297
191	Actavis, PLC#	50,909
308	Aetna, Inc.	28,281
183	Agilent Technologies, Inc.	6,912
209	Alexion Pharmaceuticals, Inc.#	38,297
202	Allergan, Inc.	44,291
416	Amgen, Inc.	63,340
210	Anthem, Inc.	28,342
337	Baxter International, Inc.	23,694
158	Biogen Idec, Inc.#	61,487
789	Bristol-Myers Squibb Company	47,553
277	Celgene Corp.#	33,007
274	Cerner Corp.#	18,180
265	Cigna Corp.	28,310
104	DaVita HealthCare Partners, Inc.#	7,806
120	Edwards Lifesciences Corp.#	15,042
506	Eli Lilly and Company	36,432
547	Express Scripts Holding Company#	44,148
1,082	Gilead Sciences, Inc.#~	113,426
1,578	Johnson & Johnson	158,021
125	Laboratory Corp. of America Holdings#	14,348
605	Medtronic, PLC	43,197
1,935	Merck & Company, Inc.	116,642
423	Mylan, Inc.#	22,482
129	Perrigo Company, PLC	19,574
3,647	Pfizer, Inc.	113,969
78	Quest Diagnostics, Inc.	5,543
22	Regeneron Pharmaceuticals, Inc.#	9,167
288	St. Jude Medical, Inc.	18,971

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

232	Stryker Corp.	$21,124
422	Thermo Fisher Scientific, Inc.	52,839
478	UnitedHealth Group, Inc.	50,787

		1,420,317

	Industrials (9.3%)
286	3M Company	46,418
742	Boeing Company~	107,864
343	Caterpillar, Inc.	27,430
522	CSX Corp.	17,383
99	Cummins, Inc.	13,807
337	Danaher Corp.	27,762
278	Deere & Company	23,683
787	Delta Air Lines, Inc.	37,233
551	Eaton Corp., PLC	34,763
337	Emerson Electric Company	19,189
164	Expeditors International of Washington, Inc.	7,163
197	FedEx Corp.	33,315
172	Fluor Corp.	9,217
365	General Dynamics Corp.	48,622
4,934	General Electric Company	117,873
520	Honeywell International, Inc.	50,835
225	Illinois Tool Works, Inc.	20,945
121	Jacobs Engineering Group, Inc.#	4,610
115	Kansas City Southern	12,660
365	Masco Corp.	9,067
255	Norfolk Southern Corp.	26,002
183	Pentair, PLC	11,311
163	Precision Castparts Corp.	32,616
261	Quanta Services, Inc.#	6,911
130	Robert Half International, Inc.	7,548
371	Southwest Airlines Company	16,762
450	Union Pacific Corp.	52,744
464	United Parcel Service, Inc. - Class B	45,862
383	United Technologies Corp.	43,961

		913,556

	Information Technology (19.3%)
309	Accenture, PLC - Class A	25,965
209	Akamai Technologies, Inc.#	12,154
209	Amphenol Corp. - Class A	11,225
3,677	Apple, Inc.	430,797
835	Applied Materials, Inc.	19,072
130	Avago Technologies, Ltd.	13,374
365	Broadcom Corp. - Class A	15,489
2,671	Cisco Systems, Inc.	70,421

NUMBER OF SHARES		VALUE

491	Cognizant Technology Solutions Corp. - Class A#	$26,578
709	eBay, Inc.#	37,577
1,578	EMC Corp.	40,918
117	F5 Networks, Inc.#	13,060
1,068	Facebook, Inc. - Class A#~	81,072
337	Fiserv, Inc.#	24,443
151	Google, Inc. - Class A#~	81,170
151	Google, Inc. - Class C#	80,713
1,001	Hewlett-Packard Company	36,166
2,707	Intel Corp.~	89,439
549	International Business Machines Corp.~	84,167
574	Juniper Networks, Inc.	13,047
154	KLA-Tencor Corp.	9,466
883	MasterCard, Inc. - Class A	72,433
292	Microchip Technology, Inc.	13,169
574	Micron Technology, Inc.#	16,798
4,898	Microsoft Corp.	197,879
1,937	Oracle Corp.~	81,141
1,187	QUALCOMM, Inc.~	74,140
104	Red Hat, Inc.#	6,634
444	Symantec Corp.	10,998
506	TE Connectivity, Ltd.	33,593
104	Teradata Corp.#	4,634
675	Texas Instruments, Inc.	36,079
435	Visa, Inc. - Class A~	110,886
420	Yahoo!, Inc.#	18,476

		1,893,173

	Materials (3.0%)
146	Air Products & Chemicals, Inc.	21,259
34	Airgas, Inc.	3,830
130	Allegheny Technologies, Inc.	3,709
47	CF Industries Holdings, Inc.	14,353
900	Dow Chemical Company	40,644
551	E.I. du Pont de Nemours and Company	39,237
52	Eastman Chemical Company	3,686
916	Freeport-McMoRan, Inc.	15,398
281	LyondellBasell Industries, NV - Class A	22,224
489	Monsanto Company	57,692
393	Mosaic Company	19,135
438	Newmont Mining Corp.	11,016
90	PPG Industries, Inc.	20,059
197	Praxair, Inc.	23,756

		295,998

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Telecommunication Services (2.2%)
2,924	AT&T, Inc.~	$96,258
529	CenturyLink, Inc.	19,663
2,193	Verizon Communications, Inc.~	100,242

		216,163

	Utilities (3.4%)
548	AES Corp.	6,697
354	American Electric Power Company, Inc.	22,235
287	CMS Energy Corp.	10,828
209	Consolidated Edison, Inc.	14,479
253	Dominion Resources, Inc.	19,453
703	Duke Energy Corp.	61,259
261	Edison International	17,787
125	Entergy Corp.	10,939
365	Exelon Corp.	13,155
261	FirstEnergy Corp.	10,526
430	NextEra Energy, Inc.	46,973
104	Northeast Utilities	5,780
313	PG&E Corp.	18,408
261	PPL Corp.	9,265
313	Public Service Enterprise Group, Inc.	13,359
905	Southern Company	45,902
235	Xcel Energy, Inc.	8,820

		335,865

	TOTAL COMMON STOCKS (Cost $9,826,943)	9,406,262

EXCHANGE-TRADED FUND (2.6%)
	Financials (2.6%)
1,300	SPDR S&P 500 ETF Trust (Cost $263,727)	259,311

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (1.1%) #
	Other (1.1%)
	S & P 500 Index
18	Put, 02/20/15, Strike $1,960.00	44,190
10	Put, 03/06/15, Strike $1,975.00	40,050
7	Put, 02/27/15, Strike $1,950.00	19,355

	(Cost $81,754)	103,595

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (0.4%)
34,809	Fidelity Prime Money Market Fund - Institutional Class (Cost $34,809)	$34,809

TOTAL INVESTMENTS (100.1%) (Cost $10,207,233)		9,803,977

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(8,042)

NET ASSETS (100.0%)		$9,795,935

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.2%) #
	Other (-0.2%)
	S & P 500 Index
10	Call, 03/20/15, Strike $2,100.00	(7,200)
7	Call, 02/27/15, Strike $2,050.00	(8,680)
6	Call, 03/27/15, Strike $2,125.00	(3,000)

	(Premium $45,538)	(18,880)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $1,889,599.

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (69.9%)
	Consumer Discretionary (19.9%)
9,550	Autoliv, Inc.~	$1,012,873
46,273	Brunswick Corp.~	2,511,699
73,072	CBS Corp. - Class B~	4,005,076
89,716	La Quinta Holdings, Inc.~#	1,823,926
17,979	Lumber Liquidators Holdings, Inc.#^	1,135,374
106,214	Norwegian Cruise Line Holdings, Ltd.#	4,647,925
31,681	Restaurant Brands International, Inc.#	1,225,421
106,938	Vitamin Shoppe, Inc.~#	4,520,269

		20,882,563

	Consumer Staples (1.8%)
46,044	Nu Skin Enterprises, Inc. - Class A~	1,886,883

	Energy (1.1%)
26,647	Cameron International Corp.~#	1,193,252

	Financials (14.0%)
85,016	Blackstone Group, LP~	3,174,498
13,337	CIT Group, Inc.~	584,427
193,553	Fortress Investment Group, LLC - Class A~	1,381,968
87,781	Hilltop Holdings, Inc.~#	1,593,225
60,884	JPMorgan Chase & Company~	3,310,872
156,400	Navient Corp.~	3,087,336
89,323	WisdomTree Investments, Inc.~^	1,556,007

		14,688,333

	Health Care (14.0%)
125,129	Agilent Technologies, Inc.~	4,726,122
18,068	Celgene Corp.~#	2,152,983
129,930	Corium International, Inc.~#	844,545
18,865	Fluidigm Corp.#	726,868
30,510	Insulet Corp.~#	896,689
29,387	Medtronic, PLC	2,098,232
87,037	NanoString Technologies, Inc.#	1,093,185
76,276	NxStage Medical, Inc.#	1,364,578
112,375	Presbia, PLC#	731,561
308,561	Targeted Medical Pharma, Inc.~#	87,940

		14,722,703

	Industrials (2.3%)
47,859	Sensata Technologies Holding, NV~#	2,360,406

	Information Technology (11.4%)
35,009	Apple, Inc.~	4,101,655
4,151	Google, Inc. - Class A~#	2,231,370
3,669	Google, Inc. - Class C~#	1,961,154
60,873	IAC/InterActiveCorp	3,710,209

		12,004,388

NUMBER OF SHARES		VALUE

	Materials (5.4%)
167,807	Berry Plastics Group, Inc.#	$5,675,233

	TOTAL COMMON STOCKS (Cost $70,392,356)	73,413,761

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.1%) #
	Health Care (0.1%)
180	Celgene Corp. Put, 02/20/15, Strike $120.00 (Cost $68,947)	74,700

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (29.4%)
30,913,356	Fidelity Prime Money Market Fund - Institutional Class (Cost $30,913,356)	30,913,356

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.2%)
	Federal Home Loan Bank Discount Notes
107,929	0.000%, 03/02/15	107,929
107,929	0.000%, 02/23/15	107,929
107,929	0.000%, 02/27/15	107,929
107,928	0.000%, 02/06/15	107,928
107,928	0.000%, 02/26/15	107,928
79,879	0.000%, 02/10/15	79,879
64,212	0.000%, 03/26/15	64,212
37,157	0.000%, 03/30/15	37,157
	United States Treasury Bill
32,384	0.000%, 02/12/15	32,384
21,589	0.000%, 02/26/15	21,589
177,878	Fidelity Prime Money Market Fund-Institutional Class	177,878
172,714	Goldman Sachs Financial Square Fund	172,714
172,714	Morgan Stanley Institutional Liquidity Fund	172,714

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $1,298,170)	1,298,170

TOTAL INVESTMENTS (100.6%) (Cost $102,672,829)		105,699,987

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.2%)		(1,298,170)

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

OTHER ASSETS, LESS LIABILITIES (0.6%)			$625,046

NET ASSETS (100.0%)			105,026,863

COMMON STOCKS SOLD SHORT (-25.7%) #
		Consumer Discretionary (-7.6%)
(96,226)		Cablevision Systems Corp.	(1,820,596)
(37,877)		Cheesecake Factory, Inc.	(1,988,921)
(10,823)		L Brands, Inc.	(915,950)
(12,602)		Omnicom Group, Inc.	(917,426)
(10,905)		Starwood Hotels & Resorts Worldwide, Inc.	(784,833)
(27,119)		Urban Outfitters, Inc.	(945,368)
(15,182)		Zumiez, Inc.	(566,137)

			(7,939,231)

		Energy (-0.9%)
(36,168)		C&J Energy Services, Inc.	(372,530)
(42,581)		RPC, Inc.	(530,985)

			(903,515)

		Financials (-3.2%)
(54,468)		Cohen & Steers, Inc.	(2,292,013)
(23,776)		NASDAQ OMX Group, Inc.	(1,084,186)

			(3,376,199)

		Health Care (-9.3%)
(16,680)		Community Health Systems, Inc.	(785,128)
(14,023)		DexCom, Inc.	(838,295)
(7,525)		Exact Sciences Corp.	(204,755)
(29,106)		Express Scripts Holding Company	(2,349,146)
(21,131)		Masimo Corp.	(539,263)
(32,334)	DKK	William Demant Holding, A/S	(2,454,690)
(23,492)		Zimmer Holdings, Inc.	(2,633,453)

			(9,804,730)

		Industrials (-3.9%)
(45,618)		Deluxe Corp.	(2,961,977)
(26,006)		Nielsen, NV	(1,132,821)

			(4,094,798)

		Telecommunication Services (-0.8%)
(26,443)		AT&T, Inc.	(870,504)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $25,527,452)	(26,988,977)

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTIONS (-0.2%) #
	Financials (-0.1%)
893	WisdomTree Investments, Inc. Call, 02/20/15, Strike $17.00	$(95,998)

	Health Care (0.0%)
180	Celgene Corp. Call, 02/20/15, Strike $124.00	(31,140)

	Industrials (-0.1%)
478	Sensata Technologies Holding, NV Call, 02/20/15, Strike $50.00	(52,580)

	TOTAL WRITTEN OPTIONS (Premium $227,801)	(179,718)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral for written options and securities sold short. The aggregate value of such securities is $13,493,057.
#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATION

DKK	Danish Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of nineteen series, Growth Fund, Opportunistic Value Fund, Focus Growth Fund, Discovery Growth Fund, Dividend Growth Fund, Mid Cap Growth Fund, International Growth Fund, Evolving World Growth Fund, Emerging Market Equity Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Global Convertible Fund (commenced operations on December 31, 2014), Total Return Bond Fund, High Income Fund, Market Neutral Income Fund, Hedged Equity Income Fund (commenced operations on December 31, 2014) and Long/Short Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2015, the Funds had outstanding forward foreign currency contracts as listed on the Schedules of Investments.

Note 2 — Investments

The following information is presented on a federal income tax basis as of January 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Growth Fund	$2,461,430,171	$895,156,965	$(54,096,040)	$841,060,925
Opportunistic Value Fund	84,018,520	6,763,129	(2,395,445)	4,367,684
Focus Growth Fund	55,788,724	11,754,599	(1,405,806)	10,348,793
Discovery Growth Fund	48,121,918	3,490,727	(3,922,423)	(431,696)
Dividend Growth Fund	32,559,804	2,235,082	(700,547)	1,534,535
Mid Cap Growth Fund	43,950,176	4,672,663	(3,128,918)	1,543,745
International Growth Fund	673,703,236	58,573,178	(38,847,126)	19,726,052
Evolving World Growth Fund	580,097,338	43,281,206	(43,122,646)	158,560
Emerging Market Equity Fund	18,341,972	1,247,842	(1,746,581)	(498,739)

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Global Equity Fund	$191,138,982	$28,420,994	$(10,018,012)	$18,402,982
Growth and Income Fund	2,512,059,108	423,009,953	(41,516,846)	381,493,107
Global Growth and Income Fund	422,636,050	32,377,743	(22,397,568)	9,980,175
Convertible Fund	1,335,568,348	98,085,700	(30,363,792)	67,721,908
Global Convertible Fund	5,172,527	71,862	(117,638)	(45,776)
Total Return Bond Fund	76,855,142	3,147,529	(183,002)	2,964,527
High Income Fund	167,407,882	2,153,957	(6,433,085)	(4,279,128)
Market Neutral Income Fund	4,166,449,086	249,291,769	(165,829,450)	83,462,319
Hedged Equity Income Fund	10,255,732	87,356	(539,111)	(451,755)
Long/Short Fund	103,175,685	6,143,103	(3,618,801)	2,524,302

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Securities Lending

The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

At January 31, 2015, securities were on loan for the Funds below:

Fund	Value of securities on loan to broker-dealers and banks	Amount of collateral held in short term investments and the corresponding liability
Growth Fund	$164,217,052	$172,263,024
Opportunistic Value Fund	4,719,820	4,890,174
Focus Growth Fund	1,879,122	1,963,033
Discovery Growth Fund	2,079,676	2,201,200
Dividend Growth Fund	1,563,256	1,617,550
Mid Cap Growth Fund	1,431,452	1,511,831
International Growth Fund	8,908,091	9,322,370
Evolving World Growth Fund	4,984,550	5,410,827
Emerging Market Equity Fund	427,760	454,883
Global Equity Fund	4,001,236	4,150,451
Growth and Income Fund	90,628,675	93,629,924
Global Growth and Income Fund	7,393,345	7,705,144
Convertible Fund	114,953,679	118,005,930
Total Return Bond Fund	2,859,182	2,946,893
High Income Fund	13,319,171	13,935,049
Market Neutral Income Fund	154,785,339	159,880,332
Long/Short Fund	1,241,309	1,298,170

Note 5 — Fair Value Measurement

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$2,861,998,534	$—	$—	$2,861,998,534
Common Stocks Foreign	—	76,264,198	—	76,264,198
Short Term Investment	191,965,340	—	—	191,965,340
Investment of Cash Collateral for Securities Loaned	69,441,102	102,821,922	—	172,263,024
Forward Foreign Currency Contracts	—	518,373	—	518,373

Total	$3,123,404,976	$179,604,493	$—	$3,303,009,469

Liabilities:
Collateral for Securities Loaned	$—	$172,263,024	$—	$172,263,024
Forward Foreign Currency Contracts	—	89,605	—	89,605

Total	$—	$172,352,629	$—	$172,352,629

	OPPORTUNISTIC VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$81,542,098	$—	$—	$81,542,098
Warrant	498,750	—	—	498,750
Short Term Investment	1,455,182	—	—	1,455,182
Investment of Cash Collateral for Securities Loaned	1,971,282	2,918,892	—	4,890,174

Total	$85,467,312	$2,918,892	$—	$88,386,204

Liabilities:
Collateral for Securities Loaned	$—	$4,890,174	$—	$4,890,174

Total	$—	$4,890,174	$—	$4,890,174

	FOCUS GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$62,053,104	$—	$—	$62,053,104
Short Term Investment	2,121,380	—	—	2,121,380
Investment of Cash Collateral for Securities Loaned	791,319	1,171,714	—	1,963,033
Forward Foreign Currency Contracts	—	183	—	183

Total	$64,965,803	$1,171,897	$—	$66,137,700

Liabilities:
Collateral for Securities Loaned	$—	$1,963,033	$—	$1,963,033
Forward Foreign Currency Contracts	—	10	—	10

Total	$—	$1,963,043	$—	$1,963,043

	DISCOVERY GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$41,173,330	$—	$—	$41,173,330
Short Term Investment	4,315,692	—	—	4,315,692
Investment of Cash Collateral for Securities Loaned	887,328	1,313,872	—	2,201,200

Total	$46,376,350	$1,313,872	$—	$47,690,222

Liabilities:
Collateral for Securities Loaned	$—	$2,201,200	$—	$2,201,200

Total	$—	$2,201,200	$—	$2,201,200

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$29,408,727	$—	$—	$29,408,727
Warrant	163,020	—	—	163,020
Short Term Investment	2,905,042	—	—	2,905,042
Investment of Cash Collateral for Securities Loaned	652,052	965,498	—	1,617,550

Total	$33,128,841	$965,498	$—	$34,094,339

Liabilities:
Collateral for Securities Loaned	$—	$1,617,550	$—	$1,617,550

Total	$—	$1,617,550	$—	$1,617,550

	MID CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$39,307,233	$—	$—	$39,307,233
Common Stocks Foreign	415,625	796,688	—	1,212,313
Short Term Investment	3,462,544	—	—	3,462,544
Investment of Cash Collateral for Securities Loaned	609,435	902,396	—	1,511,831
Forward Foreign Currency Contracts	—	28,225	—	28,225

Total	$43,794,837	$1,727,309	$—	$45,522,146

Liabilities:
Collateral for Securities Loaned	$—	$1,511,831	$—	$1,511,831
Forward Foreign Currency Contracts	—	160	—	160

Total	$—	$1,511,991	$—	$1,511,991

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$54,464,526	$577,733,644	$—	$632,198,170
Common Stocks U.S.	34,394,538	—	—	34,394,538
Short Term Investment	17,514,210	—	—	17,514,210
Investment of Cash Collateral for Securities Loaned	3,757,949	5,564,421	—	9,322,370
Forward Foreign Currency Contracts	—	148,650	—	148,650

Total	$110,131,223	$583,446,715	$—	$693,577,938

Liabilities:
Collateral for Securities Loaned	$—	$9,322,370	$—	$9,322,370
Forward Foreign Currency Contracts	—	374	—	374

Total	$—	$9,322,744	$—	$9,322,744

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stocks Foreign	$—	$3,978,227	$3,978,227	$—

Total	$—	$3,978,227	$3,978,227	$—

* Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$103,857,072	$—	$103,857,072
Common Stocks Foreign	62,404,662	348,122,284	—	410,526,946
Common Stocks U.S	34,771,856	—	—	34,771,856
Short Term Investment	25,689,197	—	—	25,689,197
Investment of Cash Collateral for Securities Loaned	2,181,163	3,229,664	—	5,410,827
Forward Foreign Currency Contracts	—	176,890	—	176,890

Total	$125,046,878	$455,385,910	$—	$580,432,788

Liabilities:
Collateral for Securities Loaned	$—	$5,410,827	$—	$5,410,827
Forward Foreign Currency Contracts	—	5,763	—	5,763

Total	$—	$5,416,590	$—	$5,416,590

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stocks Foreign	$—	$8,786,137	$8,786,137	$—

Total	$—	$8,786,137	$8,786,137	$—

* Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
	EMERGING MARKET EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$3,205,482	$10,557,429	$—	$13,762,911
Common Stocks U.S.	3,188,235	231,222	—	3,419,457
Short Term Investment	205,982	—	—	205,982
Investment of Cash Collateral for Securities Loaned	183,368	271,515	—	454,883

Total	$6,783,067	$11,060,166	$—	$17,843,233

Liabilities:
Collateral for Securities Loaned	$—	$454,883	$—	$454,883
Forward Foreign Currency Contracts	—	122	—	122

Total	$—	$455,005	$—	$455,005

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1	TRANSFERS IN TO LEVEL 2	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Foreign	$53,068	$—	$—	$53,068

Total	$53,068	$—	$—	$53,068

* Transfers from Level 2 to Level 1 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$99,788,437	$—	$—	$99,788,437
Common Stocks Foreign	8,767,061	89,079,261	—	97,846,322
Short Term Investment	7,756,754	—	—	7,756,754
Investment of Cash Collateral for Securities Loaned	1,673,092	2,477,359	—	4,150,451
Forward Foreign Currency Contracts	—	34,402	—	34,402

Total	$117,985,344	$91,591,022	$—	$209,576,366

Liabilities:
Collateral for Securities Loaned	$—	$4,150,451	$—	$4,150,451

Total	$—	$4,150,451	$—	$4,150,451

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$616,272,595	$—	$616,272,595
Corporate Bonds	—	184,070,074	—	184,070,074
Convertible Preferred Stocks	173,676,210	78,817,781	—	252,493,991
Common Stocks U.S.	1,561,786,401	—	—	1,561,786,401
Short Term Investment	185,299,230	—	—	185,299,230
Investment of Cash Collateral for Securities Loaned	37,743,242	55,886,682	—	93,629,924
Forward Foreign Currency Contracts	—	291,559	—	291,559

Total	$1,958,505,083	$935,338,691	$—	$2,893,843,774

Liabilities:
Collateral for Securities Loaned	$—	$93,629,924	$—	$93,629,924
Forward Foreign Currency Contracts	—	5,083	—	5,083

Total	$—	$93,635,007	$—	$93,635,007

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$157,020,692	$—	$157,020,692
Synthetic Convertible Securities (Corporate Bond)	—	28,292,414	—	28,292,414
Synthetic Convertible Securities (Purchased Options)	1,585,437	—	—	1,585,437
Convertible Preferred Stocks	6,215,270	12,377,220	—	18,592,490
Common Stocks Foreign	5,658,228	105,741,870	—	111,400,098
Common Stocks U.S.	93,512,222	—	—	93,512,222
Short Term Investment	14,507,728	—	—	14,507,728
Investment of Cash Collateral for Securities Loaned	3,106,027	4,599,117	—	7,705,144
Forward Foreign Currency Contracts	—	65,230	—	65,230

Total	$124,584,912	$308,096,543	$—	$432,681,455

Liabilities:
Collateral for Securities Loaned	$—	$7,705,144	$—	$7,705,144

Total	$—	$7,705,144	$—	$7,705,144

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$891,095,615	$—	$891,095,615
Synthetic Convertible Securities (Corporate Bonds)	—	67,727,316	—	67,727,316
Synthetic Convertible Securities (Purchased Options)	5,696,850	—	—	5,696,850
Convertible Preferred Stocks	175,963,542	58,770,702	—	234,734,244
Purchased Options	49,000	—	—	49,000
Short Term Investment	85,981,301	—	—	85,981,301
Investment of Cash Collateral for Securities Loaned	47,569,475	70,436,455	—	118,005,930
Forward Foreign Currency Contracts	—	246,646	—	246,646

Total	$315,260,168	$1,088,276,734	$—	$1,403,536,902

Liabilities:
Collateral for Securities Loaned	$—	$118,005,930	$—	$118,005,930
Written Option	204,600	—	—	204,600
Forward Foreign Currency Contracts	—	2,197	—	2,197

Total	$204,600	$118,008,127	$—	$118,212,727

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$3,975,721	$—	$3,975,721
Synthetic Convertible Securities (Corporate Bonds)	—	433,078	—	433,078
Synthetic Convertible Securities (Purchased Options)	57,496	—	—	57,496
Convertible Preferred Stocks	309,938	50,089	—	360,027
Short Term Investment	300,429	—	—	300,429

Total	$667,863	$4,458,888	$—	$5,126,751

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$69,561,116	$—	$69,561,116
U.S. Government and Agency Securities	—	7,311,660	—	7,311,660
Investment of Cash Collateral for Securities Loaned	1,187,925	1,758,968	—	2,946,893

Total	$1,187,925	$78,631,744	$—	$79,819,669

Liabilities:
Cash Collateral for Securities Loaned	$—	$2,946,893	$—	$2,946,893

Total	$—	$2,946,893	$—	$2,946,893

	HIGH INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$124,225,581	$—	$124,225,581
Convertible Bonds	—	2,216,217	—	2,216,217
Convertible Preferred Stocks	1,407,738	1,141,172	—	2,548,910
Short Term Investment	20,202,997	—	—	20,202,997
Investment of Cash Collateral for Securities Loaned	5,617,370	8,317,679	—	13,935,049

Total	$27,228,105	$135,900,649	$—	$163,128,754

Liabilities:
Collateral for Securities Loaned	$—	$13,935,049	$—	$13,935,049

Total	$—	$13,935,049	$—	$13,935,049

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,444,605,074	$—	$1,444,605,074
Synthetic Convertible Securities (Corporate Bonds)	—	561,654,278	—	561,654,278
Synthetic Convertible Securities (Purchased Option)	64,575	—	—	64,575
Convertible Preferred Stocks	—	30,919,300	—	30,919,300
Common Stocks U.S.	1,948,571,344	—	—	1,948,571,344
Purchased Options	13,700,945	—	—	13,700,945
Short Term Investment	90,515,557	—	—	90,515,557
Investment of Cash Collateral for Securities Loaned	64,449,504	95,430,828	—	159,880,332

Total	$2,117,301,925	$2,132,609,480	$—	$4,249,911,405

Liabilities:
Collateral for Securities Loaned	$—	$159,880,332	$—	$159,880,332
Common Stocks Sold Short U.S.	813,887,835	—	—	813,887,835
Common Stock Sold Short Foreign	5,750,006	—	—	5,750,006
Exchange—Traded Funds Sold Short	58,955,839	—	—	58,955,839
Written Options	13,926,012	—	—	13,926,012

Total	$892,519,692	$159,880,332	$—	$1,052,400,024

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1	TRANSFERS IN TO LEVEL 2	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Sold Short Foreign	$(5,750,006)	$—	$—	$(5,750,006)

Total	$(5,750,006)	$—	$—	$(5,750,006)

* Transfers from Level 2 to Level 1 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
	HEDGED EQUITY INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$9,406,262	$—	$—	$9,406,262
Exchange—Traded Fund	259,311	—	—	259,311
Purchased Options	103,595	—	—	103,595
Short Term Investment	34,809	—	—	34,809

Total	$9,803,977	$—	$—	$9,803,977

Liabilities:
Written Options	$18,880	$—	$—	$18,880

Total	$18,880	$—	$—	$18,880

	LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$73,413,761	$—	$—	$73,413,761
Purchased Options	74,700	—	—	74,700
Short Term Investment	30,913,356	—	—	30,913,356
Investment of Cash Collateral for Securities Loaned	523,306	774,864	—	1,298,170

Total	$104,925,123	$774,864	$—	$105,699,987

Liabilities:
Collateral for Securities Loaned	$—	$1,298,170	$—	$1,298,170
Common Stocks Sold Short U.S.	24,534,287	—	—	24,534,287
Common Stock Sold Short Foreign	2,454,690	—	—	2,454,690
Written Options	179,718	—	—	179,718

Total	$27,168,695	$1,298,170	$—	$28,466,865

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1	TRANSFERS IN TO LEVEL 2	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Sold Short Foreign	$(2,454,690)	$—	$—	$(2,454,690)

Total	$(2,454,690)	$—	$—	$(2,454,690)

*	Transfers from Level 2 to Level 1 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2015

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2015